As filed with the Securities and Exchange Commission on September 6, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21895

Underlying Funds Trust
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615

(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  June 30, 2013

Item 1. Reports to Stockholders.

Underlying Funds Trust

SEMI-ANNUAL REPORT

June 30, 2013

Underlying Funds Trust
Event Driven
Allocation of Portfolio Assets - June 30, 2013 (Unaudited)

Event Driven

Investments are a percentage of Total Net Assets.
^ Amount is less than 0.05%.

Underlying Funds Trust
Long/Short Equity
Allocation of Portfolio Assets - June 30, 2013 (Unaudited)

Long/Short Equity

Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Market Neutral
Allocation of Portfolio Assets - June 30, 2013 (Unaudited)

Market Neutral

Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Relative Value - Long/Short Debt
Allocation of Portfolio Assets - June 30, 2013 (Unaudited)

Relative Value - Long/Short Debt

Investments are a percentage of Total Net Assets.
^ Amount is less than 0.05%.

Underlying Funds Trust
Managed Futures Strategies
Allocation of Portfolio Assets - June 30, 2013 (Unaudited)

Managed Futures Strategies

Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Expense Example – June 30, 2013 (Unaudited)

The following Expense Example is presented for Event Driven, Long/Short Equity, Market Neutral, Relative Value – Long/Short Debt, and Managed Futures Strategies (the “Portfolio or Portfolios”), each a series of the Underlying Funds Trust.

As a shareholder of the Portfolios, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/13 – 6/30/13).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses.  To the extent the Portfolios invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by funds in which the Portfolios invest in addition to the expenses of each Portfolio.  Actual expenses of the Portfolios are expected to vary among each Portfolio.  The Example below includes, but is not limited to, investment advisory fees and operating services fees.  However, the Example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under U.S. generally accepted accounting principles.   You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
EXPENSE EXAMPLE

Underlying Funds Trust
Expense Example – June 30, 2013 (continued) (Unaudited)

Event Driven
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/13	6/30/13	1/1/13-6/30/13+

Actual^……………	$ 1,000.00	$1,120.40	$14.09
Hypothetical
(5% return before
expenses)**…….	1,000.00	1,011.50	13.37

^ Excluding interest expense and dividends on short positions, your actual expenses would be $10.51.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $9.99.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.68%, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.00%.

Long/Short Equity
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/13	6/30/13	1/1/13-6/30/13+

Actual^……………	$ 1,000.00	$1,056.80	$15.35
Hypothetical
(5% return before
expenses)**…….	1,000.00	1,009.87	15.00

^ Excluding interest expense and dividends on short positions, your actual expenses would be $10.20.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $9.99.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.01%, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.00%.

Underlying Funds Trust
Expense Example – June 30, 2013 (continued) (Unaudited)

Market Neutral
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/13	6/30/13	1/1/13-6/30/13+

Actual^……………	$ 1,000.00	$959.70	$13.46
Hypothetical
(5% return before
expenses)**…….	1,000.00	1,011.06	13.81

^ Excluding interest expense and dividends on short positions, your actual expenses would be $9.72.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $9.99.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.77%, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.00%.

Relative Value – Long/Short Debt
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/13	6/30/13	1/1/13-6/30/13+

Actual^……………	$ 1,000.00	$1,020.10	$12.57
Hypothetical
(5% return before
expenses)**…….	1,000.00	1,012.35	12.52

^ Excluding interest expense and dividends on short positions, your actual expenses would be $10.02.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $9.99.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.51%, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.00%.

Underlying Funds Trust
Expense Example – June 30, 2013 (continued) (Unaudited)

Managed Futures Strategies
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/13	6/30/13	1/1/13-6/30/13+

Actual^……………	$ 1,000.00	$1,025.10	$10.44
Hypothetical
(5% return before
expenses)**…….	1,000.00	1,014.48	10.39

^ Excluding interest expense, your actual expenses would be $10.04.
** Excluding interest expense, your hypothetical expenses would be $9.99.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.08%, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.00%.

Underlying Funds Trust
Event Driven
Schedule of Investments
June 30, 2013 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 65.2%
Auto Components - 0.7%
Cooper Tire & Rubber Co.	11,687	$387,658
Visteon Corp. (a)	7,350	463,932
Total Auto Components		851,590

Automobiles - 2.1%
General Motors Co. (a)	85,024	2,832,149
Biotechnology - 0.1%
Elan Corp. PLC - ADR (a)	10,000	141,400
Capital Markets - 0.4%
E*TRADE Financial Corp. (a)	48,100	608,946
Chemicals - 10.5%
Chemtura Corp. (a)	201,590	4,092,277
Ferro Corp. (a)	859,548	5,973,859
WR Grace & Co. (a)	24,477	2,057,047
Zoltek Cos., Inc. (a)	157,006	2,026,947
Total Chemicals		14,150,130

Commercial Banks - 0.2%
Sterling Bancorp	15,000	174,300
Commercial Services & Supplies - 0.0%
RL Polk & Co. (b)	1	2,675
Computers & Peripherals - 1.4%
Dell, Inc.	63,200	843,720
Intermec, Inc. (a)	110,000	1,081,300
STEC, Inc. (a)	2,000	13,440
Total Computers & Peripherals		1,938,460

Construction Materials - 0.0%
Vulcan Materials Co.	1,000	48,410
Consumer Finance - 0.0%
Netspend Holdings, Inc. (a)	800	12,776
Diversified Consumer Services - 0.5%
Stewart Enterprises, Inc.	50,000	654,500
Diversified Telecommunication Services - 0.0%
Ziggo NV	500	20,013
Electric Utilities - 0.5%
Iberdrola SA	9	48
NV Energy, Inc.	30,000	703,800
Total Electric Utilities		703,848

Electronic Equipment, Instruments & Components - 0.3%
Laird PLC	30,000	80,991
Power-One, Inc. (a)	60,000	379,200
Total Electronic Equipment, Instruments & Components		460,191

Energy Equipment & Services - 3.1%
Lufkin Industries, Inc.	18,000	1,592,460

North American Energy Partners, Inc. (a)	622,620	2,633,689
Total Energy Equipment & Services		4,226,149

Food & Staples Retailing - 0.5%
SUPERVALU, Inc. (a)	100,051	622,317
Food Products - 1.5%
Copeinca ASA	20,000	220,600
DE Master Blenders 1753 NV (a)	65,000	1,040,663
Dole Food Co., Inc. (a)	1,000	12,750
GrainCorp Ltd.	10,000	114,959
Smithfield Foods, Inc. (a)	16,000	524,000
Yashili International Holdings Ltd.	200,000	88,963
Total Food Products		2,001,935

Health Care Equipment & Supplies - 0.1%
Cynosure, Inc. (a)	140	3,637
ICU Medical, Inc. (a)	800	57,648
Total Health Care Equipment & Supplies		61,285

Health Care Providers & Services - 0.6%
Assisted Living Concepts, Inc.	40,000	478,400
CML HealthCare, Inc. (a)	10,000	100,409
Rhoen Klinikum AG	5,000	115,325
Vanguard Health Systems, Inc. (a)	4,000	82,960
Total Health Care Providers & Services		777,094

Hotels, Restaurants & Leisure - 7.5%
7 Days Group Holdings Ltd. - ADR (a)	200	2,758
Ameristar Casinos, Inc.	25,000	657,250
Bob Evans Farms, Inc.	42,186	1,981,898
Marriott International, Inc.	1	40
Orient-Express Hotels Ltd. (a)	7,000	85,120
Penn National Gaming, Inc. (a)	28,331	1,497,577
Six Flags Entertainment Corp.	103,820	3,650,311
Tim Hortons, Inc.	25,498	1,380,207
WMS Industries, Inc. (a)	35,000	892,850
Total Hotels, Restaurants & Leisure		10,148,011

Household Durables - 0.1%
American Greetings Corp.	3,000	54,660
Nobility Homes, Inc. (a)	4,000	28,200
Total Household Durables		82,860

Household Products - 0.4%
Central Garden & Pet Co. (a)	49,038	338,362
Spectrum Brands Holdings, Inc.	4,250	241,698
Total Household Products		580,060

Insurance - 1.2%
Alleghany Corp. (a)	300	114,993
American Safety Insurance Holdings Ltd. (a)	100	2,895
MBIA, Inc. (a)	107,624	1,432,475
National Financial Partners Corp. (a)	2,000	50,620
Total Insurance		1,600,983

Internet Software & Services - 0.8%
ExactTarget, Inc. (a)	27,000	910,440
Keynote Systems, Inc.	1,000	19,760
Market Leader, Inc. (a)	15,000	160,500
Total Internet Software & Services		1,090,700

Life Sciences Tools & Services - 1.1%
Life Technologies Corp. (a)	20,000	1,480,200
Machinery - 2.2%
CNH Global NV	12,000	499,920
EnPro Industries, Inc. (a)	18,564	942,309
Gardner Denver, Inc.	20,000	1,503,600
Met-Pro Corp.	500	6,720
Total Machinery		2,952,549

Media - 9.2%
AMC Networks, Inc. (a)	46,407	3,035,482
Arbitron, Inc.	11,000	510,950
Astral Media, Inc. - Class A (a)	10,000	475,145
Astral Media, Inc. - Class B (a)	1,500	78,145
Belo Corp.	55,011	767,403
Comcast Corp.	21,249	889,908
Fisher Communications, Inc.	100	4,108
Kabel Deutschland Holding AG	3,000	329,498
Liberty Global PLC - A (a)	2,840	210,387
Liberty Global PLC - C (a)	2,121	143,995
LIN TV Corp. (a)	152,720	2,336,616
Quebecor, Inc. (a)	1,415	62,671
Telenet Group Holding NV	5,000	229,479
Tribune Co. (a)	60,082	3,418,666
Total Media		12,492,453

Metals & Mining - 0.2%
AuRico Gold, Inc.	9,000	39,330
Camino Minerals Corp. (a)	4,000	209
First Quantum Minerals Ltd.	1	15
Hoganas AB	3,400	162,241
Pan American Silver Corp. (a)	4,000	46,591
Total Metals & Mining		248,386

Multiline Retail - 1.8%
Hudson's Bay Co. (a)	161,405	2,477,015
Oil, Gas & Consumable Fuels - 6.4%
Athabasca Oil Corp. (a)	12,703	78,631
Atlas Energy LP	59,245	2,902,413
Berry Petroleum Co.	200	8,464
Gulf Coast Ultra Deep Royalty Trust (a)	92,000	187,680
Heritage Oil PLC (a)	8,000	16,183
Legacy Oil + Gas, Inc. (a)	33,841	159,278
Painted Pony Petroleum Ltd. (a)	44,989	362,752
Penn West Petroleum Ltd. (a)	439,848	4,653,159
Raging River Exploration, Inc. (a)	11,208	44,227
Uranium One, Inc. (a)	1,000	2,605
Xinergy Ltd. (a)	440,728	222,103
Total Oil, Gas & Consumable Fuels		8,637,495

Paper & Forest Products - 3.1%
Buckeye Technologies, Inc.	16,172	599,011
International Paper Co.	55,322	2,451,318
Tembec, Inc. (Acquired 06/4/2009, Cost $0) (a)(c)	40,850	103,708
Tembec, Inc. (Acquired 05/17/2011, Cost $156,780) (a)(c)	35,833	90,971
Wausau Paper Corp.	85,251	971,861
Total Paper & Forest Products		4,216,869

Pharmaceuticals - 0.0%
Omthera Pharmaceuticals, Inc. (a)	100	1,330
Real Estate Investment Trusts (REITs) - 0.1%
Chimera Investment Corp.	50,244	150,732
Colonial Properties Trust	100	2,412
Total Real Estate Investment Trusts (REITs)		153,144

Real Estate Management & Development - 3.2%
Huntingdon Capital Corp. (a)	372,070	4,397,480
Road & Rail - 2.9%
AMERCO	16,801	2,720,082
Hertz Global Holdings, Inc. (a)	49,115	1,218,052
Total Road & Rail		3,938,134

Semiconductors & Semiconductor Equipment - 0.1%
Lam Research Corp. (a)	2,250	99,765
LTX-Credence Corp. (a)	2,500	14,975
PLX Technology, Inc. (a)	7,000	33,320
Spansion, Inc. (a)	582	7,287
Total Semiconductors & Semiconductor Equipment		155,347

Software - 0.4%
BMC Software, Inc. (a)	10,000	451,400
Ebix, Inc.	2,000	18,520
Stonesoft OYJ (a)	5,000	29,189
Total Software		499,109

Specialty Retail - 1.2%
Office Depot, Inc. (a)	387,234	1,498,596
The Pep Boys-Manny, Moe & Jack (a)	15,000	173,700
Total Specialty Retail		1,672,296

Thrifts & Mortgage Finance - 0.3%
Hudson City Bancorp, Inc.	42,000	384,720
Wireless Telecommunication Services - 0.7%
T-Mobile US, Inc. (a)	40,890	1,014,481
TOTAL COMMON STOCKS (Cost $79,176,200)		$88,511,790

	Principal
CONVERTIBLE BONDS - 1.5%	Amount
Consumer Finance - 0.6%
Atlanticus Holdings Corp.
5.875%, 11/30/2035	$2,000,000	803,750
Machinery - 0.9%
Meritor, Inc.
7.875%, 03/01/2026 (Acquired 11/30/2012, Cost $907,181) (d)	1,000,000	1,215,625
TOTAL CONVERTIBLE BONDS (Cost $1,717,260)		$2,019,375

CORPORATE BONDS - 8.6%
Construction Materials - 1.5%
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/2015 (Acquired 11/09/2012 through 05/24/2013, Cost $1,886,365) (d)	2,000,000	1,980,000
Containers & Packaging - 1.3%
ARD Finance SA
11.125%, 06/01/2018 (Acquired 01/25/2013 through 06/06/2013, Cost $1,824,127) (b)(d)	EUR 1,291,718	1,777,024
Food & Staples Retailing - 0.0%
Lone Star Note
3.000%, 12/31/2014 (Acquired 06/15/2009, Cost $10,000) (b)(c)	$10,000	100
Food Products - 0.8%
Pilgrim's Pride Corp.
7.875%, 12/15/2018	1,000,000	1,065,000
Health Care Equipment & Supplies - 0.0%
Human Touch LLC/Interactive Health Finance Corp. PIK
15.000%, 03/30/2014 (Acquired 06/18/2009 through 04/01/2013, Cost $243,827) (b)(c)(f)	256,997	26
Household Products - 0.7%
Reynold's Group Issuer LLC
9.875%, 08/15/2019	900,000	963,000
Internet Software & Services - 1.2%
iPayment, Inc.
10.250%, 05/15/2018	2,000,000	1,640,000
Metals & Mining - 0.0%
Aleris International, Inc.
10.000%, 12/15/2016 (Acquired 05/27/2010, Cost $6,850) (b)(c)(f)	1,000,000	100
Oil, Gas & Consumable Fuels - 1.0%
Xinergy Corp.
9.250%, 05/15/2019 (Acquired 03/09/2012 through 04/02/2013, Cost $1,459,522) (d)	2,000,000	1,360,000
Paper & Forest Products - 1.4%
Millar Western Forest Products Ltd.
8.500%, 04/01/2021	1,500,000	1,481,250
Verso Paper Holdings LLC/Verso Paper, Inc.
11.375%, 08/01/2016	900,000	459,000
Total Paper & Forest Products		1,940,250

Software - 0.6%
First Data Corp.
11.250%, 03/31/2016	900,000	879,750
TOTAL CORPORATE BONDS (Cost $11,940,434)		$11,605,250

BANK LOANS - 2.0%
Federal Mogul Corp. Term Loan B 1st Lien
1.938%, 12/29/2014 (e)	666,667	636,073
Federal Mogul Corp. Term Loan C 1st Lien
1.938%, 12/28/2015 (e)	333,333	318,037
Harrah's Las Vegas Properties Co.
Mezzanine 1, 3.683%, 02/13/2014 (e)	133,333	96,134
Mezzanine 2, 3.683%, 02/13/2014 (e)	122,222	88,122
Mezzanine 3, 3.683%, 02/13/2014 (e)	122,222	88,122
Mezzanine 4, 3.683%, 02/13/2014 (e)	122,222	88,122
3.683%, 02/13/2015 (e)	1,500,000	1,384,380
TOTAL BANK LOANS (Cost $2,649,756)		$2,698,990

ESCROW NOTES - 0.0%
Caraustar Escrow (a)(b)	1	1
General Motors Co. (a)(b)	1,200,000	0
General Motors Co. (a)(b)	500,000	0
General Motors Co. (a)(b)	6,000	0
Lear Corp. (a)(b)	1,000,000	100
Six Flags Entertainment Corp. (a)(b)	600,000	0
Smurfit-Stone Container Corp. (a)(b)	7,125	0
TOTAL ESCROW NOTES (Cost $0)		$101

RIGHTS - 0.0%	Contracts
American Medical Alert Corp. (a)(b)	20,000	200
Clinical Data, Inc. (a)(b)	18,000	17,100
Gerber Scientific, Inc. (a)(b)	30,000	300
TOTAL RIGHTS (Cost $0)		$17,600

WARRANTS - 0.0%	Shares
Huntingdon Capital Corp.
Expiration December 2016, Exercise Price: $9.00 (a)	11,900	38,471
Lear Corp.
Expiration November 2014, Exercise Price: $10.56 (a)	75	8,719
TOTAL WARRANTS (Cost $30)		$47,190

PURCHASED OPTIONS - 0.6%	Contracts
Call Options - 0.3%
Agrium, Inc.
Expiration July 2013, Exercise Price: $90.00	277	22,160
Barnes & Noble, Inc.
Expiration July 2013, Exercise Price: $21.00	35	175
Chemtura Corp.
Expiration September 2013, Exercise Price: $22.50	142	9,230
El du Pont de Nemours & Co.
Expiration October 2013, Exercise Price: $57.50	1,493	89,580
Hess Corp.
Expiration November 2013, Exercise Price: $70.00	283	96,220
LIN TV Corp.
Expiration January 2014, Exercise Price: $17.50	26	4,875
Penn West Petroleum Ltd.
Expiration September 2013, Exercise Price: $11.00	20	1,200
Expiration September 2013, Exercise Price: $12.00	1,559	62,360
Expiration December 2013, Exercise Price: $12.00	1,390	97,300
Tim Horton's, Inc.
Expiration October 2013, Exercise Price: $60.00	99	5,940
WR Grace & Co.
Expiration December 2013, Exercise Price: $87.50	142	63,190
Total Call Options		452,230

Put Options - 0.3%
SPDR S&P 500 ETF Trust
Expiration July 2013, Exercise Price: $156.00	567	60,669
Expiration July 2013, Exercise Price: $157.00	1,133	145,024
Expiration July 2013, Exercise Price: $158.00	567	88,452
Expiration August 2013, Exercise Price: $159.00	283	72,165
United States Natural Gas Fund LP
Expiration September 2013, Exercise Price: $16.00	283	6,509
Expiration September 2013, Exercise Price: $17.00	567	24,948
Total Put Options		397,767

TOTAL PURCHASED OPTIONS (Cost $1,291,796)		$849,997

MONEY MARKET FUNDS - 18.7%	Shares
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio
12/31/2031, 0.09% (e)(g)	25,294,402	25,294,402
TOTAL MONEY MARKET FUNDS (Cost $25,294,402)		$25,294,402

Total Investments (Cost $122,069,878) - 96.6%		131,044,695

Other Assets in Excess of Liabilities - 3.4%		4,682,545
TOTAL NET ASSETS - 100.0%		$135,727,240

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
EUR	Euro

(a)	Non-income producing.
(b)
Security classified as Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). At June 30, 2013, the market value of these securities total $1,797,626 which represents 1.3% of total net assets.

(c)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid by Investment Advisor (unaudited).  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2013, the market value of these securities total $194,905 which represents 0.1% of total net assets.

(d)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid by Investment Advisor (unaudited).  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2013, the market value of these securities total $6,332,649 which represents 4.7% of total net assets.

(e)	Variable Rate Security. The rate shown represents the rate at June 30, 2013.
(f)	Default or other conditions exist and security is not presently accruing income.
(g)	The rate shown is the seven day yield as of June 30, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Event Driven
Securities Sold Short
June 30, 2013 (Unaudited)

COMMON STOCKS - 8.0%	Shares	Fair Value
Capital Markets - 0.1%
AGF Management Ltd.	18,543	$197,296
Hotels, Restaurants & Leisure - 2.5%
Bloomin' Brands, Inc.	34,550	859,604
Chipotle Mexican Grill, Inc.	2,522	918,891
Cracker Barrel Old Country Store, Inc.	16,648	1,575,899
Total Hotels, Restaurants & Leisure		3,354,394

Insurance - 0.5%
RenaissanceRe Holdings Ltd.	7,083	614,734
Machinery - 0.2%
Fiat Industrial SpA	27,624	307,968
Media - 1.0%
Thomson Reuters Corp.	41,808	1,361,687
Oil, Gas & Consumable Fuels - 3.2%
Chesapeake Energy Corp.	28,330	577,365
Encana Corp.	48,120	815,153
PAA Natural Gas Storage LP	7,005	147,385
Southwestern Energy Co.	28,330	1,034,895
Talisman Energy, Inc.	126,090	1,441,209
Ultra Petroleum Corp.	14,165	280,750
Total Oil, Gas & Consumable Fuels		4,296,757

Software - 0.5%
FactSet Research Systems, Inc.	6,276	639,775
TOTAL COMMON STOCKS (Proceeds $10,217,549)		$10,772,611

EXCHANGE TRADED FUNDS - 14.0%
Industrial Select Sector SPDR Fund	38,267	1,629,026
iShares Russell 2000 ETF	55,692	5,411,035
SPDR S&P 500 ETF Trust	49,668	7,947,377
SPDR S&P Oil & Gas Exploration & Production ETF	27,745	1,614,204
United States Oil Fund LP	49,651	1,695,582
United States Natural Gas Fund LP	39,860	755,347
TOTAL EXCHANGE TRADED FUNDS (Proceeds $19,731,857)		$19,052,571

	Principal
CORPORATE BONDS - 1.1%	Amount
Metals & Mining - 0.4%
United States Steel Corp.
7.375%, 04/01/2020	$500,000	492,500
Multiline Retail - 0.7%
Sears Holdings Corp.
6.625%, 10/15/2018	1,000,000	942,500
TOTAL CORPORATE BONDS (Proceeds $1,477,500)		$1,435,000

Total Securities Sold Short (Proceeds $31,426,906) - 23.1%		$31,260,182

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Event Driven
Options Written
June 30, 2013 (Unaudited)

	Contracts	Fair Value
Call Options
NXP Semiconductor NV
Expiration: July 2013, Exercise Price: $35.00	285	$2,138
WR Grace & Co.
Expiration: July 2013, Exercise Price: $85.00	28	4,480
Expiration: July 2013, Exercise Price: $87.50	28	1,904
Total Call Options		8,522

Put Options
3M Co.
Expiration: July 2013, Exercise Price: $105.00	57	2,622
AMC Networks, Inc.
Expiration: July 2013, Exercise Price: $65.00	102	13,260
Chemtura Corp.
Expiration: September 2013, Exercise Price: $17.50	142	6,745
CIT Group, Inc.
Expiration: January 2014, Exercise Price: $43.00	68	14,076
El du Pont de Nemours & Co.
Expiration: October 2013, Exercise Price: $48.00	280	26,600
Expiration: October 2013, Exercise Price: $49.00	140	14,280
Expiration: October 2013, Exercise Price: $50.00	238	34,748
Hess Corp.
Expiration: September 2013, Exercise Price: $60.00	142	20,590
Expiration: November 2013, Exercise Price: $60.00	2	526
iShares iBoxx $ High Yield Corporate Bond Fund
Expiration: July 2013, Exercise Price: $85.00	700	14,000
LIN TV Corp.
Expiration: January 2014, Exercise Price: $12.50	28	3,500
Penn National Gaming, Inc.
Expiration: July 2013, Exercise Price: $50.00	52	1,820
Penn West Petroleum Ltd.
Expiration: December 2013, Exercise Price: $9.00	140	9,100
Expiration: December 2013, Exercise Price: $10.00	140	15,400
SPDR S&P 500 ETF Trust
Expiration: July 2013, Exercise Price: $151.00	425	17,425
Expiration: July 2013, Exercise Price: $153.00	1,413	84,780
Expiration: July 2013, Exercise Price: $155.00	280	24,920
Expiration: August 2013, Exercise Price: $154.00	283	33,677
Talisman Energy, Inc.
Expiration: July 2013, Exercise Price: $11.00	555	13,875
United States Natural Gas Fund LP
Expiration: September 2013, Exercise Price: $22.00	283	8,490
Expiration: September 2013, Exercise Price: $23.00	283	5,094
United States Oil Fund LP
Expiration: July 2013, Exercise Price: $33.00	142	3,976
Vodafone Group PLC
Expiration: January 2014, Exercise Price: $23.00	143	6,149

WR Grace & Co.
Expiration: December 2013, Exercise Price: $77.50	142	48,280
Total Put Options		423,933

Total Options Written (Premiums received $638,240)		$432,455

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Event Driven
Swap Contracts
June 30, 2013 (Unaudited)
							Maximum	Upfront
			Pay			Moody's Rating	Potential	Premium	Unrealized
		Buy/Sell	(Receive)	Termination	Notional	of Reference	Future Payment	Paid	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Value	Entity	(Receipt)	(Received)	(Depreciation)

CREDIT DEFAULT SWAP BUY CONTRACTS

BNP Paribas S.A.	Markit CDX.NA.HY.19	Buy	(5.00%)	12/20/2017	$ 2,000,000	B1	$ (2,000,000)	(18,750)	(71,250)

Total Credit Default Swap Buy Contracts									(71,250)

Total Credit Default Swap Contracts									$ (71,250)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Event Driven
Forward Contracts
June 30, 2013 (Unaudited)
							Unrealized
	Currency		U.S. $ Value	Currency		U.S. $ Value	Appreciation
Settlement Date	to be Delivered		June 30, 2013	to be Received		June 30, 2013	(Depreciation)
4/30/2014	1,515,000	Euros	$1,975,526	2,014,101	U.S. Dollars	$2,014,101	$38,575
			$1,975,526			$2,014,101	$38,575

The accompanying notes are an integral part of these financial statements.

Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2013 (Unaudited):
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments *	$849,997
Written Options			Written option contracts, at value *	$432,455
Total Equity Contracts		$849,997		$432,455
Foreign Exchange Contracts:
Forward Contracts	Cumulative appreciation on forward contracts **	$38,575	Cumulative depreciation on forward contracts **	$-
Credit Contracts:
Swap Contracts	Swap payments paid/Net unrealized gain/loss on swap contracts ***	-	Swap payments received/Net unrealized gain/loss on swap contracts ***	90,000
Total Derivatives		$888,572		$522,455

* Fair value as reported on the Statements of Assets and Liabilities.
** Includes cumulative appreciation/depreciation on forwards contracts as reported in the Forward Contracts schedule.
*** Value includes both the unrealized gain/loss on swaps and the upfront payments paid or received on the swaps.

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2013:

Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts:
Purchased Options (Included with Realized Gain (Loss) on Investments in Unaffiliated Issuers)	$(798,638)
Written Options	1,263,328
Total Equity Contracts	$464,690
Foreign Exchange Contracts:
Forward contracts	$-
Credit Contracts:
Swap contracts	(110,626)
Total Realized Gain on Derivatives	$354,064

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts:
Purchased Options (Included with Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Issuers)	$(525,554)
Written Options	21,573
Total Equity Contracts	$(503,981)
Foreign Exchange Contracts:
Forward contracts	$38,575
Credit Contracts:
Swap contracts	(83,259)
Total Change in Unrealized Appreciation (Depreciation) on Derivatives	$(548,665)

The average quarterly market values of purchased and written options during the period ended June 30, 2013 were as follows:

Purchased options	$586,477
Written options	$313,561

The average quarterly notional amounts of swaps and forward contracts during the period ended June 30, 2013 were as follows:

Swaps	$2,500,000
Forward Contracts	$1,994,814

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2013 (Unaudited):

Description	Level 1	Level 2		Level 3		Total
Common Stocks	$88,479,926	$29,189	(1)	$2,675	(2)	$88,511,790
Convertible Bonds	-	2,019,375		-		2,019,375
Corporate Bonds	-	9,828,000		1,777,250		11,605,250
Bank Loans	-	2,698,990		-		2,698,990
Escrow Notes	-	-		101		101
Rights	-	-		17,600		17,600
Warrants	38,471	8,719		-		47,190
Purchased Options	849,997	-		-		849,997
Money Market Funds	25,294,402	-		-		25,294,402
Total Long Investments in Securities	$114,662,796	$14,584,273		$1,797,626		$131,044,695

Securities Sold Short:
Common Stocks	$10,772,611	$-		$-		$10,772,611
Exchange Traded Funds	19,052,571	-		-		19,052,571
Corporate Bonds	-	1,435,000		-		1,435,000
Total Securities Sold Short	$29,825,182	$1,435,000		$-		$31,260,182

Written Options	$432,455	$-		$-		$432,455

Other Financial Instruments
Credit Default Swap Buy Contracts	$-	$(71,250		$-		$(71,250)
Forward Contracts	-	38,575		-		$38,575
Total Other Financial Instruments	$-	$(32,675		$-		$(32,675)

(1) The Common Stocks Level 2 balance consists of the fair value of the associated Level 2 investments in the following industries:

Software	$29,189
	$29,189

Transfers into or out of Level 2 during the period	$78,145
Transfers were made out of Level 2 into Level 1 due to securities being priced in an active market versus being priced with signficant observable inputs.

(2) The Common Stocks Level 3 balance consists of the fair value of the associated Level 3 investments in the following industries:

Commercial Services & Supplies	$2,675
	$2,675

Transfers out of Level 3 during the period	$-

Transfers between levels are recognized at the end of the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities, at fair value
Balance as of December 31, 2012	$674,075
Accrued discounts/premiums	3,597
Realized gain (loss)	1,441,654
Change in unrealized appreciation	21,146
Purchases	1,867,787
Sales	(2,210,633)
Transfer out of Level 3	-
Balance as of June 30, 2013	$1,797,626

Change in unrealized appreciation/depreciation during the period for level 3 investments held at June 30, 2013	$(10,155)

Type of Security	Fair Value at 6/30/2013	Valuation Techniques	Unobservable Input	Range	Weighted Average	Impact to Valuation from an Increase in Input
Common Stocks	$2,675	Private Transaction	Inputs used by third party for offer	N/A	N/A	Increase

Corporate Bonds	1,777,250	Consensus pricing	Third party & broker quoted inputs	N/A	N/A	Increase

Escrow	101	Consensus pricing	Third party & broker quoted inputs	N/A	N/A	Increase

Rights	17,600	Expected Future Cash Flows	Likelihood of future cash flow to be received	N/A	N/A	Increase

When observable price quotations are not available for corporate bonds, fair value is determined based on cash flow models using yield curves, bond or single name credit default swap spreads, and recovery rates based on collateral values as key inputs.

The significant unobservable inputs used in the fair value measurement of the Trust's escrowed securities are the likelihood that cash flows or shares will not be received in the future. Significant increases in the probability of default for these securities would result in a lower fair value measurement. The significant unobservable inputs used in the fair value measurement of the Trust's common stock are generally the financial results of privately held entities. If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of common stock in private companies held by the Trust would be lower.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee the implementation of these procedures. The valuation procedures are implemented by the Adviser and the fund's third party administrator, which report to the Valuation Committee. For third-party information, fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Trust. The Adviser develops valuation techniques for shares of private companies held by the Trust, which include discounted cash flow methods and market comparables.

The standard inputs typically considered by third party pricing vendors and broker-dealers when generating broker quotes may include reported trade data, broker-dealer price quotations, and information obtained from market participants.

The accompanying notes are an integral part of these financial statements.

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of June 30, 2013 (unaudited):

Liabilities:				Gross Amounts not offset in the statement of financial position

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Written Options	$432,455	$-	$432,455	$-	$432,455	$-
	$432,455	$-	$432,455	$-	$432,455	$-

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Partnership or liabilities or payment obligations of the clearing brokers to the Partnership against any liabilities or payment obligations of the Partnership to the clearing brokers. The Partnership is required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity
Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 63.6%
Air Freight & Logistics - 0.4%
Echo Global Logistics, Inc. (a)	47,810	$931,817
Auto Components - 0.4%
TRW Automotive Holdings Corp. (a)	15,391	1,022,578
Automobiles - 0.2%
Harley-Davidson, Inc.	6,211	340,487
Winnebago Industries, Inc. (a)	4,070	85,429
Total Automobiles		425,916

Biotechnology - 1.7%
Alkermes PLC (a)	138,000	3,957,840
Building Products - 0.3%
Lennox International, Inc.	10,766	694,838
Capital Markets - 0.4%
BGC Partners, Inc.	108,741	640,484
Financial Engines, Inc.	8,730	398,001
Total Capital Markets		1,038,485

Chemicals - 0.5%
Huntsman Corp.	10,000	165,600
Koppers Holdings, Inc.	10,133	386,878
Olin Corp.	17,811	426,039
Taminco Corp. (a)	9,719	198,170
Total Chemicals		1,176,687

Commercial Banks - 1.3%
Independent Bank Group, Inc. (a)	31,760	965,504
MetroCorp Bancshares, Inc. (a)	2,951	28,802
OmniAmerican Bancorp, Inc. (a)	98,282	2,165,152
Total Commercial Banks		3,159,458

Commercial Services & Supplies - 0.1%
Command Security Corp. (a)	70,000	106,400
Interface, Inc.	12,368	209,885
Total Commercial Services & Supplies		316,285

Communications Equipment - 2.0%
Brocade Communications Systems, Inc. (a)	186,160	1,072,282
F5 Networks, Inc. (a)	13,565	933,272
Finisar Corp. (a)	37,441	634,625
Plantronics, Inc.	39,180	1,720,785
Polycom, Inc. (a)	44,263	466,532
Total Communications Equipment		4,827,496

Computers & Peripherals - 0.7%
NCR Corp. (a)	40,160	1,324,878
Western Digital Corp.	6,044	375,272
Total Computers & Peripherals		1,700,150

Construction & Engineering - 1.2%
Great Lakes Dredge & Dock Corp.	40,039	313,105
MasTec, Inc. (a)	60,720	1,997,688
Quanta Services, Inc. (a)	15,811	418,359
Total Construction & Engineering		2,729,152

Construction Materials - 0.0%
Vulcan Materials Co.	1,673	80,990
Diversified Consumer Services - 0.2%
Outerwall, Inc. (a)	9,352	548,682
Diversified Financial Services - 0.7%
Citigroup, Inc.	19,311	926,349
Moody's Corp.	12,809	780,452
Total Diversified Financial Services		1,706,801

Diversified Telecommunication Services - 0.1%
ORBCOMM, Inc. (a)	22,526	101,142
Electric Utilities - 0.4%
ITC Holdings Corp.	10,110	923,043
Electrical Equipment - 0.0%
Helix Wind Corp. (a)	301,628	30
Electronic Equipment, Instruments & Components - 2.5%
Corning, Inc.	96,603	1,374,660
Electro Rent Corp.	26,595	446,530
IPG Photonics Corp.	20,964	1,273,144
National Instruments Corp.	30,570	854,126
Newport Corp. (a)	94,300	1,313,599
OSI Systems, Inc. (a)	9,850	634,537
Total Electronic Equipment, Instruments & Components		5,896,596

Food Products - 0.1%
Pinnacle Foods, Inc. (a)	10,000	241,500
Health Care Equipment & Supplies - 11.2%
ABIOMED, Inc. (a)	70,000	1,509,200
Alere, Inc. (a)	36,630	897,435
Align Technology, Inc. (a)	33,980	1,258,619
AtriCure, Inc. (a)	210,401	1,998,810
Covidien PLC	26,300	1,652,692
Cynosure, Inc. (a)	32,333	840,011
DexCom, Inc. (a)	87,764	1,970,302
Greatbatch, Inc. (a)	125,471	4,114,194
Haemonetics Corp. (a)	56,460	2,334,621
Hologic, Inc. (a)	54,900	1,059,570
MGC Diagnostics Corp.	18,100	151,135
Natus Medical, Inc. (a)	37,900	517,335
RTI Biologics, Inc. (a)	542,036	2,038,055
Solta Medical, Inc. (a)	435,575	993,111
Spectranetics Corp. (a)	100,240	1,872,483
Varian Medical Systems, Inc. (a)	28,800	1,942,560
Volcano Corp. (a)	80,100	1,452,213
Total Health Care Equipment & Supplies		26,602,346

Health Care Providers & Services - 1.5%
Community Health Systems, Inc.	156	7,313
Emeritus Corp. (a)	68,255	1,582,151
Gentiva Health Services, Inc. (a)	33,700	335,652
Health Management Associates, Inc. (a)	3,146	49,455
Laboratory Corp. of America Holdings (a)	16,300	1,631,630
Total Health Care Providers & Services		3,606,201

Health Care Technology - 1.8%
MedAssets, Inc. (a)	145,719	2,585,055
Vocera Communications, Inc. (a)	118,399	1,740,465
Total Health Care Technology		4,325,520

Hotels, Restaurants & Leisure - 2.1%
Asia Entertainment & Resources Ltd.	503,143	2,113,200
Scientific Games Corp. (a)	203,343	2,287,609
Sonic Corp. (a)	21,570	314,060
Whistler Blackcomb Holdings, Inc. (a)	27,567	366,442
Total Hotels, Restaurants & Leisure		5,081,311

Household Durables - 0.8%
KB Home	19,969	391,992
La-Z-Boy, Inc.	22,522	456,521
Lennar Corp.	28,294	1,019,716
M/I Homes, Inc. (a)	3,216	73,839
Total Household Durables		1,942,068

Insurance - 0.2%
Ambac Financial Group, Inc. (a)	3,938	93,843
American International Group, Inc. (a)	9,293	415,397
Total Insurance		509,240

Internet & Catalog Retail - 0.6%
Shutterfly, Inc. (a)	26,730	1,491,267
Internet Software & Services - 1.1%
Brightcove, Inc. (a)	37,400	327,624
Envestnet, Inc. (a)	18,780	461,988
Responsys, Inc. (a)	73,420	1,050,640
VeriSign, Inc. (a)	19,049	850,729
Total Internet Software & Services		2,690,981

IT Services - 2.1%
Cardtronics, Inc. (a)	48,210	1,330,596
Computer Sciences Corp.	15,400	674,058
NeuStar, Inc. (a)	8,594	418,356
SAIC, Inc.	74,576	1,038,844
ServiceSource International, Inc. (a)	148,682	1,385,716
The Hackett Group, Inc.	10,230	53,094
Total IT Services		4,900,664

Life Sciences Tools & Services - 0.7%
Bruker Corp. (a)	50,200	810,730
Fluidigm Corp. (a)	36,200	632,052
PAREXEL International Corp. (a)	5,345	245,549
Total Life Sciences Tools & Services		1,688,331

Machinery - 1.2%
Briggs & Stratton Corp.	23,726	469,775
ESCO Technologies, Inc.	21,900	709,122
Graco, Inc.	14,740	931,715
Trimas Corp. (a)	8,829	329,145
Wabash National Corp. (a)	32,221	328,010
Total Machinery		2,767,767

Media - 0.7%
National CineMedia, Inc.	97,280	1,643,059
Oil, Gas & Consumable Fuels - 1.5%
Approach Resources, Inc. (a)	15,474	380,196
Atlas Energy LP	4,108	201,251
Berry Petroleum Co.	7,450	315,284
Chesapeake Energy Corp.	12,000	244,560
Hess Corp.	2,849	189,430
Murphy Oil Corp.	1,902	115,813
Northern Oil and Gas, Inc. (a)	44,411	592,443
World Fuel Services Corp.	40,190	1,606,796
Total Oil, Gas & Consumable Fuels		3,645,773

Paper & Forest Products - 0.0%
Shanghai Songrui Forestry Products, Inc. (a)(b)	660,000	0
Pharmaceuticals - 4.4%
Allergan, Inc.	23,800	2,004,912
Auxilium Pharmaceuticals, Inc. (a)	6,300	104,769
Endocyte, Inc. (a)	17,160	225,311
Pacira Pharmaceuticals, Inc. (a)	138,000	4,002,000
Perrigo Co.	13,800	1,669,800
ViroPharma, Inc. (a)	81,500	2,334,975
Total Pharmaceuticals		10,341,767

Professional Services - 0.4%
Korn/Ferry International (a)	46,653	874,277
Real Estate Investment Trusts (REITs) - 8.2%
Associated Estates Realty Corp.	110,257	1,772,933
Chesapeake Lodging Trust	1,066	22,162
CubeSmart	117,970	1,885,161
DCT Industrial Trust, Inc.	249,375	1,783,031
First Industrial Realty Trust, Inc.	59,561	903,540
First Potomac Realty Trust	146,926	1,918,854
STAG Industrial, Inc.	22,719	453,244
Summit Hotel Properties, Inc.	47,527	449,130
Terreno Realty Corp.	734	13,601
Trade Street Residential, Inc.	72,203	635,386
American Campus Communities, Inc.	21,262	864,513
Coresite Realty Corp.	40,557	1,290,118
EastGroup Properties, Inc.	8,875	499,396
FelCor Lodging Trust, Inc. (a)	297,821	1,760,122
Kite Realty Group Trust	260,215	1,569,097
Newcastle Investment Corp.	344,179	1,800,056
NorthStar Realty Finance Corp.	207,202	1,885,538
The Geo Group, Inc.	26	883
Total Real Estate Investment Trusts (REITs)		19,506,765

Real Estate Management & Development - 2.5%
Forestar Group, Inc. (a)	143,624	2,881,097
The Howard Hughes Corp. (a)	26,987	3,024,973
Total Real Estate Management & Development		5,906,070

Road & Rail - 0.2%
Landstar System, Inc.	9,050	466,075
Semiconductors & Semiconductor Equipment - 2.7%
Cypress Semiconductor Corp.	58,844	631,396
Entegris, Inc. (a)	24,437	229,463
EZchip Semiconductor Ltd. (a)	16,931	456,968
Integrated Device Technology, Inc. (a)	124,393	987,680
International Rectifier Corp. (a)	71,260	1,492,184
Micron Technology, Inc. (a)	37,947	543,781
MKS Instrument, Inc. (a)	8,394	222,777
NVIDIA Corp.	20,352	285,539
Power Integrations, Inc.	83	3,367
RF Micro Devices, Inc. (a)	45,329	242,510
Skyworks Solutions, Inc. (a)	39,969	874,921
TriQuint Semiconductor, Inc. (a)	68,717	476,209
Total Semiconductors & Semiconductor Equipment		6,446,795

Software - 3.6%
CA, Inc.	11,600	332,108
Comverse, Inc. (a)	35,323	1,051,213
Ellie Mae, Inc. (a)	3,470	80,088
Informatica Corp. (a)	45,240	1,582,495
Microsoft Corp.	59,904	2,068,485
Monotype Imaging Holdings, Inc.	45,930	1,167,081
Redknee Solutions, Inc. (a)	76,200	236,925
Rovi Corp. (a)	73,560	1,680,110
Verint Systems, Inc. (a)	9,900	351,153
Total Software		8,549,658

Specialty Retail - 1.3%
Chico's FAS, Inc.	73,250	1,249,645
Conn's, Inc. (a)	3,860	199,794
hhgregg, Inc. (a)	19,421	310,153
Pier 1 Imports, Inc.	16,510	387,820
Stage Stores, Inc.	11,010	258,735
The Children's Place Retail Stores, Inc. (a)	11,348	621,870
Total Specialty Retail		3,028,017

Textiles, Apparel & Luxury Goods - 1.2%
Hanesbrands, Inc. (a)	36,295	1,866,289
Skechers U.S.A, Inc. (a)	38,077	914,229
Total Textiles, Apparel & Luxury Goods		2,780,518

Trading Companies & Distributors - 0.1%
Watsco, Inc.	3,261	273,794
Transportation Infrastructure - 0.3%
Wesco Aircraft Holdings, Inc. (a)	42,360	786,625
TOTAL COMMON STOCKS (Cost $132,576,235)		$151,334,375

PURCHASED OPTIONS - 0.1%	Contracts
Call Options - 0.1%
Teva Pharmaceutical Industries Ltd.
Expiration January 2014, Exercise Price: $37.50	503	153,415
TOTAL PURCHASED OPTIONS (Cost $190,980)		$153,415

MONEY MARKET FUNDS - 15.5%	Shares
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio
12/31/2031, 0.09% (c)(d)	36,750,736	36,750,736
TOTAL MONEY MARKET FUNDS (Cost $36,750,736)		$36,750,736
Total Investments (Cost $169,517,951) - 79.2%		188,238,526

Other Assets in Excess of Liabilities - 20.8%		49,445,547
TOTAL NET ASSETS - 100.0%		$237,684,073

Percentages are stated as a percent of net assets.

Percentages are stated as a percent of net assets.

(a)	Non-income producing.
(b)
Security classified as Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). At June 30, 2013, the fair value of these securities total $0 which represents 0.0% of total net assets.

(c)	Variable Rate Security. The rate shown represents the rate at June 30, 2013.
(d)	The rate shown is the seven day yield as of June 30, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity
Securities Sold Short
June 30, 2013 (Unaudited)

COMMON STOCKS - 32.1%	Shares	Fair Value
Air Freight & Logistics - 0.2%
Hub Group, Inc.	11,579	$421,707
Auto Components - 0.2%
BorgWarner, Inc.	5,500	473,825
Automobiles - 0.2%
Tesla Motors, Inc.	4,410	473,766
Biotechnology - 0.5%
Aegerion Pharmaceuticals, Inc.	1,300	82,342
Cepheid, Inc.	18,800	647,096
Seattle Genetics, Inc.	17,600	553,696
Total Biotechnology		1,283,134

Building Products - 0.2%
Apogee Enterprises, Inc.	11,649	279,576
Trex Co., Inc.	3,737	177,470
Total Building Products		457,046

Capital Markets - 0.8%
Ares Capital Corp.	78,205	1,345,126
Cohen & Steers, Inc.	17,184	583,912
Total Capital Markets		1,929,038

Chemicals - 0.8%
Monsanto Co.	3,800	375,440
Sigma-Aldrich Corp.	17,600	1,414,336
Total Chemicals		1,789,776

Commercial Banks - 2.4%
Associated Banc-Corp.	132,284	2,057,016
Bank Of The Ozarks, Inc.	36,959	1,601,434
KeyCorp.	184,085	2,032,298
Total Commercial Banks		5,690,748

Commercial Services & Supplies - 0.5%
Healthcare Services Group, Inc.	23,670	580,388
Ritchie Bros Auctioneers, Inc.	10,600	203,732
The ADT Corp.	8,861	353,111
Total Commercial Services & Supplies		1,137,231

Communications Equipment - 0.3%
DragonWave, Inc.	119,770	344,938
ViaSat, Inc.	5,698	407,179
Total Communications Equipment		752,117

Computers & Peripherals - 0.6%
Cray, Inc.	6,580	129,231
Lexmark International, Inc.	17,340	530,084
Seagate Technology PLC	6,980	312,913
Synaptics, Inc.	11,461	441,936
Total Computers & Peripherals		1,414,164

Construction & Engineering - 0.3%
Chicago Bridge & Iron Co. NV	8,079	481,993
Jacobs Engineering Group, Inc.	3,571	196,869
Total Construction & Engineering		678,862

Diversified Consumer Services - 0.1%
DeVry, Inc.	10,685	331,449
Electrical Equipment - 0.2%
Enphase Energy, Inc.	10,000	77,300
SolarCity Corp.	7,750	292,717
Total Electrical Equipment		370,017

Electronic Equipment, Instruments & Components - 1.1%
FARO Technologies, Inc.	25,510	862,748
Itron, Inc.	14,413	611,544
National Instruments Corp.	37,453	1,046,437
RealD, Inc.	13,290	184,731
Total Electronic Equipment, Instruments & Components		2,705,460

Energy Equipment & Services - 0.1%
Trican Well Service Ltd.	16,758	223,501
Food Products - 0.4%
Boulder Brands, Inc.	7,320	88,206
Lancaster Colony Corp.	9,841	767,500
Total Food Products		855,706

Health Care Equipment & Supplies - 4.0%
Abaxis, Inc.	22,790	1,082,753
Becton Dickinson and Co.	10,000	988,300
Boston Scientific Corp.	37,600	348,552
DENTSPLY International, Inc.	6,960	285,082
Elekta AB	72,300	1,099,685
GenMark Diagnostics, Inc.	57,800	597,652
Hologic, Inc.	52,000	1,003,600
Medtronic, Inc.	18,800	967,636
Neogen Corp.	6,107	339,305
Orthofix International NV	23,100	621,390
ResMed, Inc.	14,500	654,385
TearLab Corp.	37,300	396,126
The Cooper Cos., Inc.	5,900	702,395
West Pharmaceutical Services, Inc.	4,900	344,274
Total Health Care Equipment & Supplies		9,431,135

Health Care Providers & Services - 0.8%
Henry Schein, Inc.	11,700	1,120,275

MWI Veterinary Supply, Inc.	6,300	776,412
Total Health Care Providers & Services		1,896,687

Hotels, Restaurants & Leisure - 1.5%
Ameristar Casinos, Inc.	68,850	1,810,066
Marriott International, Inc.	10,835	437,409
McDonald's Corp.	3,000	297,000
Wynn Resorts Ltd.	7,438	952,064
Total Hotels, Restaurants & Leisure		3,496,539

Household Durables - 0.4%
Newell Rubbermaid, Inc.	33,631	882,814
Industrial Conglomerates - 0.6%
Danaher Corp.	23,800	1,506,540
Insurance - 0.6%
Protective Life Corp.	38,790	1,489,924
Internet & Catalog Retail - 0.1%
Vipshop Holdings Ltd. - ADR	7,560	220,450
Internet Software & Services - 1.0%
Angie's List, Inc.	17,540	465,687
VistaPrint NV	24,710	1,219,933
Web.com Group, Inc.	23,740	607,744
Total Internet Software & Services		2,293,364

IT Services - 0.1%
Jack Henry & Associates, Inc.	6,669	314,310
Life Sciences Tools & Services - 0.3%
Mettler-Toledo International, Inc.	3,800	764,560
Machinery - 1.1%
Actuant Corp.	5,583	184,072
IDEX Corp.	14,118	759,690
Lincoln Electric Holdings, Inc.	6,752	386,687
Meritor, Inc.	31,710	223,555
Snap-On, Inc.	5,392	481,937
Tennant Co.	13,350	644,404
Total Machinery		2,680,345

Media - 0.1%
National CineMedia, Inc.	19,083	322,312
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc.	23,760	68,666
Paper & Forest Products - 0.2%
Boise Cascade Co.	14,548	369,665
Personal Products - 0.0%
The Estee Lauder Cos., Inc.	1,000	65,770
Pharmaceuticals - 2.0%
Endo Health Solutions, Inc.	16,300	599,677
Johnson & Johnson	16,800	1,442,448
Pfizer, Inc.	31,300	876,713
Questcor Pharmaceuticals, Inc.	23,290	1,058,763
Valeant Pharmaceuticals International, Inc.	9,100	783,328
Total Pharmaceuticals		4,760,929

Real Estate Investment Trusts (REITs) - 5.0%
AvalonBay Communities, Inc.	9,188	1,239,553
Corporate Office Properties Trust	42,089	1,073,270
Digital Realty Trust, Inc.	1,343	81,923
Duke Realty Corp.	49,955	778,798
Host Hotels & Resorts, Inc.	55,442	935,307
Kimco Realty Corp.	30,263	648,536
Pebblebrook Hotel Trust	62,148	1,606,526
Public Storage	11,025	1,690,463
Vornado Realty Trust	10,493	869,345
Coresite Realty Corp.	16,695	531,068
Hersha Hospitality Trust	56,376	317,961
Plum Creek Timber Co., Inc.	19,438	907,171
Tanger Factory Outlet Centers	26,862	898,803
Weyerhaeuser Co.	10,719	305,384
Total Real Estate Investment Trusts (REITs)		11,884,108

Road & Rail - 0.1%
Werner Enterprises, Inc.	12,222	295,406
Semiconductors & Semiconductor Equipment - 1.2%
Cabot Microelectronics Corp.	11,631	383,939
First Solar, Inc.	11,520	515,290
Hittite Microwave Corp.	15,594	904,452
Intel Corp.	24,081	583,242
NVE Corp.	7,430	347,872
Silicon Image, Inc.	25,385	148,502
Total Semiconductors & Semiconductor Equipment		2,883,297

Software - 0.7%
Bottomline Technologies, Inc.	4,672	118,155
Open Text Corp.	18,370	1,257,794
Salesforce.com, Inc.	10,528	401,959
Total Software		1,777,908

Specialty Retail - 1.0%
Cabela's, Inc.	26,431	1,711,672
Genesco, Inc.	10,496	703,127
Total Specialty Retail		2,414,799

Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica, Inc.	6,936	454,447
Thrifts & Mortgage Finance - 2.0%
BofI Holding, Inc.	8,726	399,826
New York Community Bancorp, Inc.	131,273	1,837,822
People's United Financial, Inc.	146,429	2,181,792
Radian Group, Inc.	20,960	243,555
Total Thrifts & Mortgage Finance		4,662,995

Trading Companies & Distributors - 0.2%
WESCO International, Inc.	6,170	419,313
TOTAL COMMON STOCKS (Proceeds $74,874,650)		$76,343,830

	EXCHANGE TRADED FUNDS - 6.1%
	Health Care Select Sector SPDR Fund	56,400	2,685,204
	iShares Russell 2000 ETF	69,000	6,704,040
	Consumer Staples Select Sector SPDR Fund	10,000	396,700
	Industrial Select Sector SPDR Fund	2,219	94,463
	SPDR S&P Homebuilders ETF	5,689	167,370
	SPDR S&P 500 ETF Trust	10,210	1,633,702
	Market Vectors Semiconductor ETF	37,415	1,410,172
	Technology Select Sector SPDR Fund	46,836	1,432,713
	TOTAL EXCHANGE TRADED FUNDS (Proceeds $14,463,589)		$14,524,364

	Total Securities Sold Short (Proceeds $89,338,239) - 38.2%		$90,868,194

	Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
	Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
	Services, LLC.

	The accompanying notes are an integral part of these financial statements.

Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2013 (Unaudited):

	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments *	$153,415
Written Options			Written option contracts, at fair value	-
Total Equity Contracts		$153,415		$-

* Included in investments, at fair value as reported on the Statements of Assets and Liabilities.

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2013:

Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts:
Purchased Options (Included with Realized Gain (Loss) on Investments in Unaffiliated Issuers)	$(442,513)
Written Options	961,581
Total Equity Contracts	$519,068

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts:
Purchased Options (Included with Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Issuers)	$168,779
Written Options	$(42,762)
Total Equity Contracts	$126,017

The average quarterly fair value of purchased and written options during the period ended June 30, 2013 were as follows:

Purchased options	$771,761
Written options	$242,673

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2013 (Unaudited):

Description		Level 1	Level 2	Level 3		Total
Common Stocks		$151,334,375	$-	$-	(1)	$151,334,375
Purchased Options		153,415				153,415
Money Market Funds		36,750,736	-	-		36,750,736
Total Long Investments in Securities		$188,238,526	$-	$-		$188,238,526

Securities Sold Short:
Common Stocks		$76,343,830	$-	$-		$76,343,830
Exchange Traded Funds		14,524,364	-	-		14,524,364
Total Securities Sold Short		$90,868,194	$-	$-		$90,868,194

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:

	Paper & Forest Products	$-
		$-

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.
Transfers between levels are recognized at the end of the reporting period.

Underlying Funds Trust
Market Neutral
Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 9.0%
Communications Equipment - 0.9%
Infinera Corp. (a)	9,019	$96,233
QUALCOMM, Inc.	5,621	343,331
Ubiquiti Networks, Inc.	11,900	208,726
Total Communications Equipment		648,290

Computers & Peripherals - 0.5%
Seagate Technology PLC	8,913	399,570
Insurance - 0.5%
MetLife, Inc.	6,065	332,301
Internet Software & Services - 1.9%
Equinix, Inc. (a)	1,813	334,897
Google, Inc. (a)	639	562,557
Responsys, Inc. (a)	10,068	144,073
Yahoo!, Inc. (a)	13,038	327,384
Total Internet Software & Services		1,368,911

IT Services - 0.5%
ServiceSource International, Inc. (a)	18,000	167,760
Visa, Inc.	1,208	220,762
Total IT Services		388,522

Media - 0.7%
Scripps Networks Interactive, Inc.	3,445	229,988
Sirius XM Radio, Inc.	93,428	312,984
Total Media		542,972

Professional Services - 0.4%
WageWorks, Inc. (a)	8,423	290,172
Semiconductors & Semiconductor Equipment - 1.4%
Applied Micro Circuits Corp. (a)	8,400	73,920
Exar Corp. (a)	21,961	236,520
Integrated Device Technology, Inc. (a)	31,833	252,754
Micron Technology, Inc. (a)	15,673	224,594
Skyworks Solutions, Inc. (a)	9,171	200,753
Total Semiconductors & Semiconductor Equipment		988,541

Software - 2.2%
BMC Software, Inc. (a)	7,883	355,839
Ellie Mae, Inc. (a)	13,269	306,248
Fortinet, Inc. (a)	7,938	138,915
Infoblox, Inc. (a)	9,718	284,349
Qualys, Inc. (a)	15,430	248,732
Splunk, Inc. (a)	6,584	305,234
Total Software		1,639,317

TOTAL COMMON STOCKS (Cost $5,212,023)		$6,598,596

CONVERTIBLE PREFERRED STOCKS - 0.6%
Automobiles - 0.6%
General Motors Co., 4.750%	9,387	452,078
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $356,424)		$452,078

	Principal
	Amount
CONVERTIBLE BONDS - 43.7%
Air Freight & Logistics - 1.0%
AirTran Holdings, Inc.
5.250%, 11/01/2016	$490,000	697,638
Airlines - 0.6%
Hawaiian Holdings, Inc.
5.000%, 03/15/2016	390,000	426,075
Automobiles - 0.3%
Ford Motor Co.
4.250%, 11/15/2016	140,000	252,962
Biotechnology - 2.9%
Gilead Sciences, Inc.
1.625%, 05/01/2016	280,000	633,675
Isis Pharmaceuticals, Inc.
2.750%, 10/01/2019 (Acquired 04/25/2013 through 05/08/2013, Cost $564,176) (b)	385,000	672,547
Medivation, Inc.
2.625%, 04/01/2017	640,000	807,600
Total Biotechnology		2,113,822

Capital Markets - 1.0%
Ares Capital Corp.
4.750%, 01/15/2018 (Acquired 04/30/2013, Cost $317,448) (b)	300,000	313,125
Walter Investment Management Corp.
4.500%, 11/01/2019	386,000	386,724
Total Capital Markets		699,849

Commercial Services & Supplies - 0.3%
Covanta Holding Corp.
3.250%, 06/01/2014	190,000	245,100
Communications Equipment - 3.0%
ARRIS Group, Inc.
2.000%, 11/15/2026	615,000	633,450
Ciena Corp.
4.000%, 12/15/2020	615,000	802,191
Ixia
3.000%, 12/15/2015	630,000	754,031
Total Communications Equipment		2,189,672

Computers & Peripherals - 1.0%
SanDisk Corp.
1.500%, 08/15/2017	540,000	719,888
Diversified Financial Services - 1.1%
NorthStar Realty Finance LP
7.500%, 03/15/2031 (Acquired 11/16/2012, Cost $184,113) (b)	170,000	261,800
PHH Corp.
4.000%, 09/01/2014	506,000	535,095
Total Diversified Financial Services		796,895

Energy Equipment & Services - 0.2%
Bristow Group, Inc.
3.000%, 06/15/2038	150,000	176,812
Health Care Equipment & Supplies - 3.0%
Accuray, Inc.
3.500%, 02/01/2018 (Acquired 05/23/2013, Cost $258,116) (b)	215,000	269,019
HeartWare International, Inc.
3.500%, 12/15/2017	410,000	508,656
Hologic, Inc.
2.000%, 12/15/2037	650,000	724,344
Wright Medical Group, Inc.
2.000%, 08/15/2017 (Acquired 05/16/2013 through 06/11/2013, Cost $662,294) (b)	560,000	677,950
Total Health Care Equipment & Supplies		2,179,969

Health Care Providers & Services - 1.6%
Brookdale Senior Living, Inc.
2.750%, 06/15/2018	215,000	253,163
Molina Healthcare, Inc.
1.125%, 01/15/2020 (Acquired 02/12/2013 through 04/26/2013, Cost $514,929) (b)	500,000	547,187
WellPoint, Inc.
2.750%, 10/15/2042 (Acquired 01/23/2013 through 01/30/2013, Cost $297,693) (b)	270,000	336,150
Total Health Care Providers & Services		1,136,500

Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.
1.250%, 07/01/2020 (Acquired 06/13/2013, Cost $200,000) (b)	200,000	196,375
Hotels, Restaurants & Leisure - 1.0%
MGM Resorts International
4.250%, 04/15/2015	417,000	466,779
Morgans Hotel Group Co.
2.375%, 10/15/2014	260,000	255,125
Total Hotels, Restaurants & Leisure		721,904

Household Durables - 1.7%
Jarden Corp.
1.875%, 09/15/2018 (Acquired 11/16/2012, Cost $516,591) (b)	510,000	572,794
Meritage Homes Corp.
1.875%, 09/15/2032	600,000	658,500
Total Household Durables		1,231,294

Insurance - 1.5%
Amtrust Financial Services, Inc.
5.500%, 12/15/2021	800,000	1,118,000
Internet & Catalog Retail - 0.5%
Shutterfly, Inc.
0.250%, 05/15/2018 (Acquired 05/15/2013 through 06/17/2013, Cost $327,603) (b)	310,000	341,194
Internet Software & Services - 0.6%
Cornerstone OnDemand, Inc.
1.500%, 07/01/2018 (Acquired 06/12/2013, Cost $120,000) (b)	120,000	125,700
WebMD Health Corp.
2.500%, 01/31/2018	325,000	300,625
Total Internet Software & Services		426,325

IT Services - 0.6%
CSG Systems International, Inc.
3.000%, 03/01/2017 (Acquired 02/08/2013, Cost $431,324) (b)	400,000	454,000
Machinery - 0.7%
Navistar International Corp.
3.000%, 10/15/2014	550,000	534,187
Metals & Mining - 2.1%
Kaiser Aluminum Corp.
4.500%, 04/01/2015	560,000	761,250
RTI International Metals, Inc.
1.625%, 10/15/2019	825,000	776,531
Total Metals & Mining		1,537,781

Oil, Gas & Consumable Fuels - 2.0%
Cobalt International Energy, Inc.
2.625%, 12/01/2019	870,000	922,744
InterOil Corp.
2.750%, 11/15/2015	100,000	96,062
PDC Energy, Inc.
3.250%, 05/15/2016 (Acquired 11/16/2012 through 02/01/2013, Cost $355,794) (b)	345,000	469,416
Total Oil, Gas & Consumable Fuels		1,488,222

Pharmaceuticals - 3.0%
Salix Pharmaceuticals Ltd.
1.500%, 03/15/2019	780,000	930,637
The Medicines Co.
1.375%, 06/01/2017 (Acquired 11/16/2012 through 12/20/2012, Cost $560,208) (b)	545,000	685,338
ViroPharma, Inc.
2.000%, 03/15/2017	365,000	599,284
Total Pharmaceuticals		2,215,259

Real Estate Investment Trusts (REITs) - 0.4%
iStar Financial, Inc.
3.000%, 11/15/2016	255,000	302,494
Real Estate Management & Development - 0.8%
Forestar Group, Inc.
3.750%, 03/01/2020	545,000	613,806
Road & Rail - 0.9%
Hertz Global Holdings, Inc.
5.250%, 06/01/2014	225,000	676,687
Semiconductors & Semiconductor Equipment - 3.1%
Intel Corp.
3.250%, 08/01/2039	645,000	821,972
Linear Technology Corp.
3.000%, 05/01/2027	340,000	354,875
Micron Technology, Inc.
1.625%, 02/15/2033 (Acquired 04/08/2013 through 04/09/2013, Cost $416,634) (b)	375,000	541,172
Xilinx, Inc.
3.125%, 03/15/2037	375,000	517,500
Total Semiconductors & Semiconductor Equipment		2,235,519

Software - 5.4%
Bottomline Technologies, Inc.
1.500%, 12/01/2017	750,000	818,438
Concur Technologies, Inc.
2.500%, 04/15/2015 (Acquired 02/06/2013, Cost $698,629) (b)	530,000	844,356

Electronic Arts, Inc.
0.750%, 07/15/2016	575,000	598,719
Salesforce.com, Inc.
0.250%, 04/01/2018 (Acquired 06/05/2013 through 06/28/2013, Cost $665,149) (b)	695,000	661,553
TiVo, Inc.
4.000%, 03/15/2016 (Acquired 04/05/2013 through 05/07/2013, Cost $973,408) (b)	750,000	951,094
Workday, Inc.
0.750%, 07/15/2018 (Acquired 06/12/2013, Cost $95,223) (b)	95,000	96,662
Total Software		3,970,822

Specialty Retail - 1.0%
Group 1 Automotive, Inc.
2.250%, 06/15/2036 (c)	600,000	715,125
Thrifts & Mortgage Finance - 0.5%
Radian Group, Inc.
2.250%, 03/01/2019	300,000	382,688
Trading Companies & Distributors - 1.6%
Air Lease Corp.
3.875%, 12/01/2018 (Acquired 11/26/2012 through 12/13/2012, Cost $398,472) (b)	365,000	451,003
Titan Machinery, Inc.
3.750%, 05/01/2019	800,000	748,000
Total Trading Companies & Distributors		1,199,003

TOTAL CONVERTIBLE BONDS (Cost $29,938,466)		$31,995,867

CORPORATE BONDS - 1.8%
Internet Software & Services - 1.0%
Dealertrack Technologies, Inc.
1.500%, 03/15/2017	630,000	727,650
Machinery - 0.8%
Novellus Systems, Inc.
2.625%, 05/15/2041	415,000	584,890
TOTAL CORPORATE BONDS (Cost $1,234,890)		$1,312,540

MONEY MARKET FUNDS - 30.3%	Shares
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio
12/31/2031, 0.09% (c)(d)	22,144,150	22,144,150
TOTAL MONEY MARKET FUNDS (Cost $22,144,150)		$22,144,150
Total Investments (Cost $58,885,953) - 85.4%		62,503,231

Other Assets in Excess of Liabilities - 14.6%		10,648,163
TOTAL NET ASSETS - 100.0%		$73,151,394

Percentages are stated as a percent of net assets.

(a) Non-income producing.
(b)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid by Investment Advisor (unaudited).  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2013, the fair value of these securities total $9,468,435 which represents 12.9% of total net assets.

(c) Variable Rate Security. The rate shown represents the rate at June 30, 2013.
(d) The rate shown is the seven day yield as of June 30, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Market Neutral
Securities Sold Short
June 30, 2013 (Unaudited)

COMMON STOCKS - 29.8%	Shares	Fair Value
Airlines - 0.5%
Hawaiian Holdings, Inc.	24,735	$151,131
Southwest Airlines Co.	16,056	206,962
Total Airlines		358,093

Automobiles - 0.7%
Ford Motor Co.	14,040	217,199
General Motors Co.	8,455	281,636
Total Automobiles		498,835

Biotechnology - 1.9%
Gilead Sciences, Inc.	11,805	604,534
Isis Pharmaceuticals, Inc.	17,350	466,195
Medivation, Inc.	7,040	346,368
Total Biotechnology		1,417,097

Capital Markets - 0.2%
Teton Advisors, Inc.	6	156
Walter Investment Management Corp.	4,925	166,514
Total Capital Markets		166,670

Commercial Services & Supplies - 0.4%
Covanta Holding Corp.	10,780	215,816
Pitney Bowes, Inc.	5,705	83,749
Total Commercial Services & Supplies		299,565

Communications Equipment - 2.1%
ARRIS Group, Inc.	23,870	342,535
Ciena Corp.	18,615	361,503
Cisco Systems, Inc.	5,769	140,245
Ixia	17,722	326,085
Nokia OYJ - ADR	5,487	20,521
Polycom, Inc.	10,756	113,368
Telfonaktiebolaget LM Ericsson - ADR	17,551	197,975
Total Communications Equipment		1,502,232

Computers & Peripherals - 1.2%
Hewlett-Packard Co.	3,676	91,165
NetApp, Inc.	671	25,350
SanDisk Corp.	6,940	424,034
Western Digital Corp.	5,876	364,841
Total Computers & Peripherals		905,390

Diversified Financial Services - 0.2%
PHH Corp.	6,760	137,769
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	3,524	177,398
Electronic Equipment, Instruments & Components - 0.1%
Tech Data Corp.	2,356	110,944
Energy Equipment & Services - 0.1%
Bristow Group, Inc.	1,125	73,485
Health Care Equipment & Supplies - 1.4%
Accuray, Inc.	33,640	193,094
HeartWare International, Inc.	2,735	260,126
Hologic, Inc.	14,505	279,946
Wright Medical Group, Inc.	10,175	266,687
Total Health Care Equipment & Supplies		999,853

Health Care Providers & Services - 0.8%
Brookdale Senior Living, Inc.	3,930	103,909
Molina Healthcare, Inc.	7,325	272,344
WellPoint, Inc.	2,435	199,280
Total Health Care Providers & Services		575,533

Health Care Technology - 0.2%
athenahealth, Inc.	1,426	120,811
Hotels, Restaurants & Leisure - 0.1%
MGM Resorts International	4,100	60,598
Household Durables - 0.7%
Jarden Corp.	5,400	236,250
Meritage Homes Corp.	7,080	306,989
Total Household Durables		543,239

Insurance - 1.5%
Amtrust Financial Services, Inc.	23,420	836,094
MetLife, Inc.	5,095	233,147
Total Insurance		1,069,241

Internet & Catalog Retail - 0.2%
Shutterfly, Inc.	2,490	138,917
Internet Software & Services - 0.8%
Dealertrack Technologies, Inc.	9,245	327,550
Dice Holdings, Inc.	17,983	165,624
Xoom Corp.	3,608	82,695
Total Internet Software & Services		575,869

IT Services - 1.7%
Booz Allen Hamilton Holding Corp.	6,133	106,591
CSG Systems International, Inc.	10,075	218,627
International Business Machines Corp.	680	129,955
Mastercard, Inc.	380	218,310
Syntel, Inc.	2,966	186,472
The Western Union Co.	5,378	92,018
Unisys Corp.	7,937	175,170
Wipro Ltd. - ADR	17,927	130,509
Total IT Services		1,257,652

Machinery - 0.1%
Navistar International Corp.	2,420	67,179
Media - 0.2%
Thomson Reuters Corp.	3,760	122,463
Metals & Mining - 1.0%
Kaiser Aluminum Corp.	7,195	445,658
RTI International Metals, Inc.	11,245	311,599
Total Metals & Mining		757,257

Office Electronics - 0.3%
Xerox Corp.	28,183	255,620
Oil, Gas & Consumable Fuels - 0.8%
Cobalt International Energy, Inc.	13,420	356,570
PDC Energy, Inc.	4,415	227,284
Total Oil, Gas & Consumable Fuels		583,854

Pharmaceuticals - 1.6%
Salix Pharmaceuticals Ltd.	5,925	391,939
The Medicines Co.	11,385	350,202
ViroPharma, Inc.	14,280	409,122
Total Pharmaceuticals		1,151,263

Real Estate Investment Trusts (REITs) - 0.4%
iStar Financial, Inc.	11,915	134,520
NorthStar Realty Finance Corp.	13,905	126,536
Total Real Estate Investment Trusts (REITs)		261,056

Real Estate Management & Development - 0.5%
Forestar Group, Inc.	16,620	333,397
Road & Rail - 1.0%
Hertz Global Holdings, Inc.	29,000	719,200
Semiconductors & Semiconductor Equipment - 2.7%
Aixtron SE - ADR	5,025	84,319
Freescale Semiconductor Ltd.	2,803	37,981
Intel Corp.	3,000	72,660
Intersil Corp.	7,832	61,246
Kulicke & Soffa Industries, Inc.	4,534	50,146
Lam Research Corp.	8,885	393,961
Linear Technology Corp.	7,387	272,137
Micron Technology, Inc.	25,245	361,761
SunPower Corp.	5,034	104,204
Texas Instruments, Inc.	4,511	157,299
Veeco Instruments, Inc.	762	26,990
Xilinx, Inc.	9,450	374,314
Total Semiconductors & Semiconductor Equipment		1,997,018

Software - 5.0%
Bottomline Technologies, Inc.	16,185	409,319
Check Point Software Technologies Ltd.	5,097	253,219
Concur Technologies, Inc.	9,362	761,880
Electronic Arts, Inc.	6,290	144,481

	FactSet Research Systems, Inc.	1,342	136,803
	Jive Software, Inc.	7,215	131,097
	MICROS Systems, Inc.	4,027	173,765
	MicroStrategy, Inc.	1,602	139,310
	QLIK Technologies, Inc.	5,034	142,311
	Salesforce.com, Inc.	4,855	185,364
	SAP AG - ADR	1,240	90,309
	Sourcefire, Inc.	2,159	119,932
	Tableau Software, Inc.	2,937	162,769
	Tangoe, Inc.	11,863	183,046
	TiVo, Inc.	39,710	438,795
	VMware, Inc.	2,608	174,710
	Total Software		3,647,110

	Specialty Retail - 0.5%
	Group 1 Automotive, Inc.	5,545	356,710
	Thrifts & Mortgage Finance - 0.3%
	Radian Group, Inc.	19,810	230,192
	Trading Companies & Distributors - 0.4%
	Air Lease Corp.	7,245	199,890
	Titan Machinery, Inc.	6,515	127,889
	Total Trading Companies & Distributors		327,779

	TOTAL COMMON STOCKS (Proceeds $19,885,418)		$21,799,289

	EXCHANGE TRADED FUNDS - 0.8%
	iShares Russell 2000 ETF	1,350	131,166
	SPDR S&P 500 ETF Trust	3,061	489,790
	TOTAL EXCHANGE TRADED FUNDS (Proceeds $616,805)		$620,956

		Principal
		Amount
	CORPORATE BONDS - 0.05
	Capital Markets - 0.0%
	GAMCO Investors, Inc.
	0.000%, 12/31/2015	$3,093	2,884
	TOTAL CORPORATE BONDS (Proceeds $3,093)		$2,884

	Total Securities Sold Short (Proceeds $20,505,316) - 30.6%		$22,423,129

	Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
	Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
	Services, LLC.

	The accompanying notes are an integral part of these financial statements.

The Fund did not hold any derivative instruments as of June 30, 2013.

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2013 (Unaudited):

Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts:
Purchased Options (Included with Realized Gain (Loss) on Investments in Unaffiliated Issuers)	$(7,041)
Written Options	6,397
Total Equity Contracts	$(644)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts:
Purchased Options (Included with Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Issuers)	$-
Written Options	(111,577)
Total Equity Contracts	$(111,577)

The average quarterly market value of purchased and written options during the period ended June 30, 2013 were as follows:

Purchased options	$-
Written options	$1,168

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2013 (Unaudited):

Description	Level 1	Level 2		Level 3	Total
Common Stocks	$6,598,596	$-		$-	$6,598,596
Convertible Preferred Stocks	452,078	-		-	452,078
Convertible Bonds	-	31,995,867		-	31,995,867
Corporate Bonds	-	1,312,540		-	1,312,540
Money Market Funds	22,144,150	-		-	22,144,150
Total Long Investments in Securities	$29,194,824	$33,308,407		$-	$62,503,231

Securities Sold Short:
Common Stocks	$21,799,133	$156	(1)	$-	$21,799,289
Exchange Traded Funds	620,956	-		-	620,956
Corporate Bonds	-	2,884		-	2,884
Total Securities Sold Short	$22,420,089	$3,040		$-	$22,423,129

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

	$156

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities, at value
Balance as of December 31, 2012	$174,406
Accrued discounts/premiums	(423)
Realized gain (loss)	416
Change in unrealized depreciation	(55)
Purchases	-
(Sales)	(174,344)
Transfer in and/or out of Level 3	-
Balance as of June 30, 2013	$-

Change in unrealized appreciation/depreciation during the period for level 3 investments held at June 30, 2013	$-

Transfers between levels are recognized at the end of the reporting period.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee the implementation of these procedures. The valuation procedures are implemented by the Advisor and the fund's third party administrator, which report to the Valuation Committee. For third-party information, the fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Trust.

The standard inputs typically considered by third party pricing vendors and broker-dealers when generating broker quotes may include reported trade data, broker-dealer price quotations, and information obtained from market participants.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 3.5%
Building Products - 0.0%
Dayton Superior Corp. (Acquired 12/23/2009, Cost $0) (a)(b)(e)	2,804	$0
Ply Gem Holdings, Inc. (b)	311	6,239
Total Building Products		6,239

Chemicals - 0.3%
LyondellBasell Industries NV	7,487	496,089
Rockwood Holdings, Inc.	5,256	336,542
Total Chemicals		832,631

Commercial Banks - 0.3%
CIT Group, Inc. (b)	9,245	431,094
Commerzbank AG (b)	36,001	313,871
Total Commercial Banks		744,965

Diversified Telecommunication Services - 0.4%
Fairpoint Communications, Inc. (b)	42,501	354,883
Intelsat SA (b)	19,107	382,140
Satmex Gp (Acquired 03/12/2012, Cost $15) (a)(b)(e)	8	29
Satmex Lp (Acquired 03/12/2012, Cost 150,000) (a)(b)(e)	75,000	288,750
Total Diversified Telecommunication Services		1,025,802

Hotels, Restaurants & Leisure - 0.1%
Pinnacle Entertainment, Inc. (b)	13,859	272,607
Insurance - 0.0%
Syncora Holdings Ltd. (b)	185,448	118,223
Machinery - 0.1%
Wolverine Tube, Inc. (Acquired 03/31/2009 through 09/30/2010, Cost $590,877) (a)(b)(e)	6,862	7,817
Xerium Technologies, Inc. (b)	13,415	136,565
Total Machinery		144,382

Media - 1.1%
Cablevision Systems Corp.	8,140	136,915
Clear Channel Outdoor Holdings, Inc. (b)	16,130	120,330
Gray Television, Inc. (b)	94,706	681,883
Journal Communications, Inc. (b)	26,633	199,481
Loral Space & Communications, Inc.	9,621	577,068
Nexstar Broadcasting Group, Inc.	2,459	87,196
Tribune Co. (b)	17,134	974,925
Total Media		2,777,798

Metals & Mining - 0.0%
Thompson Creek Metals Co., Inc.	5,000	81,850
Oil, Gas & Consumable Fuels - 0.0%
Sprott Resource Corp. (b)	10,284	34,322
Stallion Oilfield Holdings Ltd. (a)(b)	3,200	89,600
Total Oil, Gas & Consumable Fuels		123,922

Real Estate Investment Trusts (REITs) - 0.0%
iStar Financial, Inc. (b)	1,331	15,027
Thrifts & Mortgage Finance - 0.2%
Ocwen Financial Corp. (b)	13,490	556,058
Transportation Infrastructure - 1.0%
Dura Automotive Systems, Inc. (Acquired 06/25/2008 through 06/25/2009, Cost $2,328,446) (a)(b)(e)	9,420	1,702,341
Macquarie Infrastructure Co. LLC	16,895	903,037
Total Transportation Infrastructure		2,605,378

TOTAL COMMON STOCKS (Cost $9,123,105)		$9,304,882

PREFERRED STOCKS - 0.5%
Airlines - 0.4%
British Airways Finance Jersey LP, 6.750% (b)	36,762	961,805
Building Products - 0.1%
Dayton Superior Corp. Preferred Units (Acquired 12/23/2009, Cost $454,916) (a)(b)(e)	3,115	201,206
Thrifts & Mortgage Finance - 0.0%
Federal National Mortgage Association, 8.250% (b)(c)	21,509	97,866
TOTAL PREFERRED STOCKS (Cost $1,493,379)		$1,260,877

	Principal
	Amount
ASSET BACKED SECURITIES - 2.9%
American Airlines Pass Through Trust
Series 2011-1, Class A, 5.250%, 01/31/2021	$202,886	215,567
Bear Stearns Asset Backed Securities Trust
Series 2005-HE3, Class M2, 1.213%, 03/25/2035 (c)	348,722	334,438
Series 2007-HE4, Class 1A1, 0.313%, 05/25/2037 (c)	131,062	123,084
British Airways PLC
Series 2013-1, 5.625%, 06/20/2020 (Acquired 06/25/2013, Cost $350,000) (d)	350,000	351,330
Series 2013-1, 4.625%, 06/20/2024 (Acquired 06/25/2013, Cost $700,000) (d)	700,000	700,000
Continental Airlines Pass Through Certificates
Series A, Class A, 4.000%, 10/29/2024	200,000	199,500
Countrywide Asset-Backed Certificates
Series 2005-1, Class AF6, 5.030%, 07/25/2035 (c)	246,676	253,520
Delta Air Lines Pass Through Trust
Series 2010-2, Class A, 4.950%, 05/23/2019	246,395	261,794
Equity One Mortgage Pass-Through Trust
Series 2002-4, Class B, 5.909%, 02/25/2033	17,703	9,461
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF9, Class A3, 0.473%, 10/25/2035 (c)	18,531	18,510
Hawaiian Airlines Pass Through Certificates
Series 2013-1, Class B, 4.950%, 01/15/2022	740,000	701,150
Series 2013-1, Class A, 3.900%, 01/15/2026	325,000	310,375
Indymac Manufactured Housing Contract
Series 1998-2, Class A4, 6.640%, 08/25/2029	48,832	48,577
Long Beach Mortgage Loan Trust
Series 2005-WL1, Class M2, 1.018%, 06/25/2035 (c)	296,128	286,167
Morgan Stanley ABS Capital I, Inc.
Series 2005-HE7, Class A2C, 0.513%, 11/25/2035 (c)	396,577	384,073
Park Place Securities, Inc.
Series 2005-WCW1, Class M1, 0.643%, 09/25/2035 (c)	400,000	370,376
RAMP Trust
Series 2004-RS8, Class MII1, 1.093%, 08/25/2034 (c)	325,410	300,210
RASC Trust
Series 2005-KS10, Class 1A2, 0.443%, 11/25/2035 (c)	10,843	10,829
Securitized Asset Backed Receivables LLC
Series 2005-FR3, Class M1, 0.898%, 04/25/2035 (c)	94,403	91,875
Soundview Home Loan Trust
Series 2006-OPT3, Class 2A3, 0.363%, 06/25/2036 (c)	336,069	293,962
Specialty Underwriting & Residential Finance Trust
Series 2005-AB1, Class M2, 0.643%, 03/25/2036 (c)	550,000	449,195
Series 2005-BC3, Class M2, 0.693%, 06/25/2036 (c)	300,000	275,512
Structured Asset Securities Corp.
Series 2005-NC2, Class M3, 0.623%, 05/25/2035 (c)	500,000	447,778
Series 2005-WF3, Class B1, 2.693%, 07/25/2035 (Acquired 06/24/2010, Cost $39,462) (c)(e)	106,817	7,897
U.S. Airways Pass Through Trust
Series 2010-1, Class A, 6.250%, 04/22/2023	435,442	460,479
Series 2011-1, Class A, 7.125%, 10/22/2023	104,710	118,322
Series 2012-2, Class A, 4.625%, 06/03/2025	270,000	267,300
Series 2013-1, Class A, 3.950%, 11/15/2025	250,000	240,625
TOTAL ASSET BACKED SECURITIES (Cost $7,161,284)		$7,531,906

MORTGAGE BACKED SECURITIES - 3.4%
Air Canada Pass Through Trust
Series 2013-1, 5.375%, 05/15/2021 (Acquired 04/24/2013, Cost $670,000) (d)	670,000	668,324
Series 2013-1, 4.125%, 05/15/2025 (Acquired 04/24/2013, Cost $335,000) (d)	335,000	334,163
Alternative Loan Trust
Series 2006-24CB, Class A22, 6.000%, 06/25/2036 (h)	480,092	409,242
Banc of America Alternative Loan Trust
Series 2006-3, Class 2CB1, 6.000%, 04/25/2036 (h)	216,050	190,967
Bear Stearns Alt-a 2006-2
Series 2006-2, Class 11A1, 0.633%, 04/25/2036 (c)	808,074	446,554
Bear Stearns Alt-a 2006-6
Series 2006-6, Class 31A1, 2.845%, 11/25/2036 (c)	189,086	128,960
Countrywide Alternative Loan Trust
Series 2005-59, Class 1A1, 0.527%, 11/20/2035 (c)	479,111	349,721
Series 2005-56, Class 1A1, 0.923%, 11/25/2035 (c)	540,307	432,731
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-25, Class 1A3, 0.553%, 02/25/2035 (c)	533,769	345,432
Series 2005-2, Class 2A3, 0.533%, 03/25/2035 (c)	204,242	135,848
Series 2005-HYB9, Class 1A1, 2.459%, 02/20/2036 (c)(h)	423,542	322,928
Series 2006-3, Class 3A1, 0.443%, 02/25/2036 (c)	439,029	342,956
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-1, Class 1A3A, 0.403%, 08/25/2037 (c)(h)	177,541	138,253
Downey Savings & Loan Association Mortgage Loan Trust
Series 2005-AR2, Class 2A1A, 0.402%, 03/19/2045 (c)	390,633	333,493
Fannie Mae Interest Strip
Series 343, Class 2, 4.500%, 10/01/2033	75,586	10,477
Fannie Mae REMICS
Series 2011-69, Class AI, 5.000%, 05/25/2018	922,770	58,769
Series 2010-105, Class IO, 5.000%, 08/25/2020	141,794	12,367
Series 2011-124, Class IC, 3.500%, 09/25/2021	502,765	43,950
Series 2008-86, Class IO, 4.500%, 03/25/2023	157,130	11,230
Series 2010-37, Class GI, 5.000%, 04/25/2025	485,521	29,207
Series 2010-121, Class IO, 5.000%, 10/25/2025	295,695	21,720
Series 2011-88, Class WI, 3.500%, 09/25/2026	429,341	55,147
Series 2008-87, Class AS, 7.457%, 07/25/2033 (c)	298,574	50,259
Series 2004-66, Class SE, 6.307%, 09/25/2034 (c)	168,826	30,822
Series 2005-65, Class KI, 6.807%, 08/25/2035 (c)	185,537	33,405
Series 2005-89, Class S, 6.507%, 10/25/2035 (c)	832,475	148,585
Series 2007-75, Class JI, 6.352%, 08/25/2037 (c)	209,449	32,598
Series 2007-85, Class SI, 6.267%, 09/25/2037 (c)	269,025	40,917
Series 2012-126, Class SJ, 4.807%, 11/25/2042 (c)	1,561,139	302,842
Freddie Mac REMICS
Series 3685, Class EI, 5.000%, 03/15/2019	187,422	12,255
Series 3882, Class AI, 5.000%, 06/15/2026	329,999	25,482
Series 3995, Class KI, 3.500%, 02/15/2027	1,468,482	181,986
Series 3308, Class S, 7.008%, 03/15/2032 (c)	144,850	29,029
Series 2965, Class SA, 5.858%, 05/15/2032 (c)	126,832	19,629
Series 3065, Class DI, 6.428%, 04/15/2035 (c)	220,393	46,044
Series 3031, Class BI, 6.497%, 08/15/2035 (c)	247,031	49,508
Series 3114, Class GI, 6.408%, 02/15/2036 (c)	260,272	50,445
Government National Mortgage Association
Series 2011-167, Class IO, 5.000%, 12/16/2020	719,084	56,231
Series 2012-101, Class AI, 3.500%, 08/20/2027	359,290	57,969
Series 2012-103, Class IB, 3.500%, 04/20/2040	516,110	83,129
Series 2011-157, Class SG, 6.408%, 12/20/2041 (c)	909,259	238,535
GSAA Home Equity Trust
Series 2005-MTR1, Class A3, 0.503%, 10/25/2035 (c)	450,000	436,473
HarborView Mortgage Loan Trust
Series 2005-11, Class 2A1A, 0.502%, 08/19/2045 (c)	262,531	226,738
Impac CMB Trust
Series 2005-2, Class 1M1, 0.838%, 04/25/2035 (c)	295,180	229,515

IndyMac INDX Mortgage Loan Trust
Series 2006-AR27, Class 1A3, 0.463%, 10/25/2036 (c)	775,943	475,021
Springleaf Mortgage Loan Trust
Series 2013-1, Class M3, 3.790%, 06/25/2058 (Acquired 04/03/2013, Cost $349,877) (d)	350,000	351,028
Series 2013-1, Class M4, 4.440%, 06/25/2058 (Acquired 04/03/2013, Cost $209,962) (d)	210,000	211,002
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 2A1, 2.699%, 07/25/2035 (c)	442,173	374,523
WaMu Mortgage Pass Through Certificates
Series 2005-AR18, Class 1A1, 2.463%, 01/25/2036 (c)	92,937	83,830
Series 2007-HY6, Class 1A1, 2.226%, 06/25/2037 (c)(h)	315,368	253,385
TOTAL MORTGAGE BACKED SECURITIES (Cost $8,984,654)		$8,953,624

CONVERTIBLE BONDS - 6.5%
Biotechnology - 0.5%
Savient Pharmaceuticals, Inc.
4.750%, 02/01/2018	500,000	100,000
Theravance, Inc.
2.125%, 01/15/2023	750,000	1,155,938
Total Biotechnology		1,255,938

Consumer Finance - 0.5%
DFC Global Corp.
3.250%, 04/15/2017 (Acquired 06/29/2012, Cost $534,722) (d)	500,000	490,938
Encore Capital Group, Inc.
3.000%, 11/27/2017 (Acquired 11/21/2012 through 05/10/2013, Cost $642,326) (d)	600,000	723,750
Total Consumer Finance		1,214,688

Electrical Equipment - 0.4%
General Cable Corp.
4.500%, 11/15/2029	1,000,000	1,102,500
Energy Equipment & Services - 0.6%
SEACOR Holdings, Inc.
2.500%, 12/15/2027 (Acquired 12/06/2012 through 05/03/2013, Cost $1,493,265) (d)	1,380,000	1,588,724
Food Products - 0.3%
Tyson Foods, Inc.
3.250%, 10/15/2013	500,000	762,188
Health Care Equipment & Supplies - 0.9%
Insulet Corp.
3.750%, 06/15/2016	1,040,000	1,355,899
Wright Medical Group, Inc.
2.000%, 08/15/2017 (Acquired 12/11/2012 through 01/16/2013, Cost $913,730) (d)	860,000	1,041,138
Total Health Care Equipment & Supplies		2,397,037

Insurance - 0.4%
Fidelity National Financial, Inc.
4.250%, 08/15/2018 (Acquired 07/27/2011, Cost $500,000) (d)	500,000	655,938
Meadowbrook Insurance Group, Inc.
5.000%, 03/15/2020	300,000	342,000
Total Insurance		997,938

Internet Software & Services - 0.6%
Blucora, Inc.
4.250%, 04/01/2019 (Acquired 05/06/2013, Cost $841,753) (d)	750,000	839,531
VeriSign, Inc.
3.250%, 08/15/2037	500,000	703,438
Total Internet Software & Services		1,542,969

Life Sciences Tools & Services - 0.2%
Affymetrix, Inc.
4.000%, 07/01/2019	500,000	492,500
Metals & Mining - 0.1%
Silver Standard Resources, Inc.
2.875%, 02/01/2033 (Acquired 01/11/2013, Cost $200,295) (d)	200,000	150,375

Oil, Gas & Consumable Fuels - 0.6%
Bill Barrett Corp.
5.000%, 03/15/2028	500,000	500,000
Cobalt International Energy, Inc.
2.625%, 12/01/2019	680,000	721,225
Stone Energy Corp.
1.750%, 03/01/2017 (Acquired 11/20/2012, Cost $462,981) (d)	500,000	462,500
Total Oil, Gas & Consumable Fuels		1,683,725

Pharmaceuticals - 0.5%
Salix Pharmaceuticals Ltd.
1.500%, 03/15/2019 (Acquired 10/16/2012, Cost $163,470) (d)	170,000	202,831
The Medicines Co.
1.375%, 06/01/2017 (Acquired 06/06/2012 through 05/06/2013, Cost $1,151,990) (d)	910,000	1,144,324
Total Pharmaceuticals		1,347,155

Semiconductors & Semiconductor Equipment - 0.5%
Micron Technology, Inc.
2.125%, 02/15/2033 (Acquired 02/07/2013, Cost $508,611) (d)	500,000	726,562
Rudolph Technologies, Inc.
3.750%, 07/15/2016 (Acquired 07/20/2011, Cost $500,000) (d)	500,000	570,313
Total Semiconductors & Semiconductor Equipment		1,296,875

Tobacco - 0.4%
Vector Group Ltd.
2.500%, 01/15/2019 (c)	787,000	919,460
TOTAL CONVERTIBLE BONDS (Cost $15,487,159)		$16,752,072

CORPORATE BONDS - 34.7%
Aerospace & Defense - 0.1%
GenCorp, Inc.
7.125%, 03/15/2021 (Acquired 01/18/2013 through 01/22/2013, Cost $341,552) (d)	330,000	341,550

Auto Components - 0.2%
Lear Corp.
4.750%, 01/15/2023 (Acquired 06/26/2013, Cost $461,563) (d)	500,000	475,000
Beverages - 0.1%
Constellation Brands, Inc.
4.250%, 05/01/2023	185,000	174,594
Capital Markets - 0.7%
Jefferies Group LLC
3.875%, 11/09/2015	300,000	310,500
Morgan Stanley
4.100%, 05/22/2023	950,000	877,723
The Goldman Sachs Group, Inc.
6.250%, 02/01/2041	500,000	565,492
Total Capital Markets		1,753,715

Chemicals - 1.2%
Cornerstone Chemical Co.
9.375%, 03/15/2018 (Acquired 05/14/2013, Cost $886,763) (d)	827,000	868,350
Hexion US Finance Corp.
6.625%, 04/15/2020	875,000	872,813
6.625%, 04/15/2020 (Acquired 06/25/2013, Cost $696,500) (d)	700,000	698,250
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV
7.375%, 05/01/2021 (Acquired 06/25/2013, Cost $657,037) (d)	650,000	663,000
Total Chemicals		3,102,413

Commercial Banks - 1.3%
BB&T Corp.
2.050%, 06/19/2018	350,000	344,904
BNP Paribas SA
3.250%, 03/03/2023	475,000	436,645
Dexia Credit Local SA
0.860%, 07/09/2017 (c)	EUR 600,000	562,310
Glitnir Banki HF
0.000%, 04/20/2014 (h)	$3,252,000	934,949
Royal Bank of Scotland Group PLC
5.250%, 06/30/2049	EUR 270,000	231,988
5.500%, 12/31/2049	EUR 700,000	617,213
Standard Chartered PLC
3.950%, 01/11/2023 (Acquired 01/08/2013, Cost $499,425) (d)	$500,000	465,123
Total Commercial Banks		3,593,132

Commercial Services & Supplies - 0.9%
Ahern Rentals, Inc.
9.500%, 06/15/2018 (Acquired 06/18/2013 through 06/25/2013, Cost $685,325) (d)	680,000	678,300
Verisure Holding AB
8.750%, 12/01/2018 (Acquired 04/03/2013, Cost $679,719) (d)	EUR 500,000	673,600
West Corp.
8.625%, 10/01/2018	$1,000,000	1,068,750
Total Commercial Services & Supplies		2,420,650

Communications Equipment - 0.9%
CommScope Holding Co., Inc.
6.625%, 06/01/2020 (Acquired 05/22/2013, Cost $78,000) (d)	78,000	74,490
CommScope, Inc.
8.250%, 01/15/2019 (Acquired 09/16/2011 through 06/25/2013, Cost $831,439) (d)	810,000	864,675
Monitronics International, Inc.
9.125%, 04/01/2020	1,000,000	1,035,000
Sorenson Communications, Inc.
10.500%, 02/01/2015 (Acquired 04/11/2013, Cost $277,822) (d)	312,000	246,480
Total Communications Equipment		2,220,645

Computers & Peripherals - 0.3%
Lexmark International, Inc.
5.125%, 03/15/2020	760,000	764,070
Construction & Engineering - 0.2%
URS Corp.
4.100%, 04/01/2017 (Acquired 03/08/2012, Cost $499,310) (d)	500,000	509,369
Consumer Finance - 0.7%
Ally Financial, Inc.
3.125%, 01/15/2016	950,000	947,738
SLM Corp.
6.250%, 01/25/2016	750,000	795,000
Total Consumer Finance		1,742,738

Containers & Packaging - 0.5%
BakerCorp International, Inc.
8.250%, 06/01/2019 (Acquired 05/17/2011 through 08/30/2011, Cost $602,566) (d)	625,000	612,500
OI European Group BV
4.875%, 03/31/2021	EUR 150,000	192,318
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
8.750%, 02/01/2019 (Acquired 01/24/2013, Cost $511,560) (d)	$500,000	477,500
Total Containers & Packaging		1,282,318

Diversified Consumer Services - 0.2%
Outerwall, Inc.
6.000%, 03/15/2019 (Acquired 05/08/2013, Cost $630,161) (d)	600,000	599,250
Diversified Financial Services - 4.8%
Ambac Assurance Corp.
5.100%, 06/07/2020 (Acquired 03/04/2013, Cost $732,195) (d)(h)	954,000	844,290
Bank of America Corp.
3.300%, 01/11/2023	700,000	661,603

BBVA US Senior SAU
4.664%, 10/09/2015	1,250,000	1,287,653
Cabot Financial Luxembourg SA
10.375%, 10/01/2019 (Acquired 04/18/2013 through 05/15/2013, Cost $635,142) (d)	GBP 365,000	608,583
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (Acquired 03/25/2013, Cost $746,873) (d)	$750,000	701,584
Community Choice Financial, Inc.
10.750%, 05/01/2019 (Acquired 04/20/2011 through 07/31/2012, Cost $756,798) (d)	750,000	718,125
General Electric Capital Corp.
5.250%, 06/29/2049 (c)	1,000,000	955,000
Glencore Funding LLC
4.125%, 05/30/2023 (Acquired 05/22/2013 through 06/27/2013, Cost $1,442,914) (d)	1,500,000	1,337,825
ING US, Inc.
5.650%, 05/15/2053 (Acquired 05/13/2013, Cost $700,000) (c)(d)	700,000	658,000
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.375%, 04/01/2020 (Acquired 03/19/2013 through 06/25/2013, Cost $1,079,118) (d)	1,090,000	1,057,300
KKR Group Finance Co. II LLC
5.500%, 02/01/2043 (Acquired 01/25/2013, Cost $790,848) (d)	800,000	730,809
KKR Group Finance Co. LLC
6.375%, 09/29/2020 (Acquired 09/22/2010, Cost $298,752) (d)	300,000	340,980
Lehman Brothers Holdings, Inc.
3.950%, 11/10/2009 (h)	240,000	58,500
6.200%, 09/26/2014 (h)	6,606,000	1,626,728
6.875%, 05/02/2018 (h)	2,880,000	709,200
Telefonica Emisiones SAU
4.570%, 04/27/2023	300,000	287,190
Total Diversified Financial Services		12,583,370

Diversified Telecommunication Services - 1.4%
British Telecommunications PLC
1.625%, 06/28/2016	500,000	502,193
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (Acquired 05/21/2013, Cost $1,246,000) (d)	1,246,000	1,171,240
Matterhorn Mobile Holdings SA
8.250%, 02/15/2020 (Acquired 04/23/2013, Cost $211,708) (d)	EUR 150,000	202,080
Satelites Mexicanos SA de CV
9.500%, 05/15/2017	$1,698,000	1,795,635
Total Diversified Telecommunication Services		3,671,148

Electrical Equipment - 0.3%
Spectrum Brands, Inc.
9.500%, 06/15/2018	750,000	821,250
Electronic Equipment, Instruments & Components - 0.6%
Arrow Global Finance PLC
7.875%, 03/01/2020 (Acquired 04/05/2013 through 05/24/2013, Cost $738,473) (d)	GBP 470,000	695,335
Kemet Corp.
10.500%, 05/01/2018	$875,000	892,500
Total Electronic Equipment, Instruments & Components		1,587,835

Energy Equipment & Services - 1.4%
CGG
6.500%, 06/01/2021	175,000	176,750
Era Group, Inc.
7.750%, 12/15/2022 (Acquired 12/04/2012 through 03/25/2013, Cost $760,537) (d)	760,000	760,000
Helix Energy Solutions Group, Inc.
9.500%, 01/15/2016 (Acquired 04/12/2011, Cost $601,489) (d)	578,000	593,606
Hercules Offshore, Inc.
10.500%, 10/15/2017 (Acquired 12/18/2012 through 06/26/2013, Cost $1,075,368) (d)	1,000,000	1,067,500
8.750%, 07/15/2021 (Acquired 06/28/2013, Cost $168,000) (d)	168,000	168,000
Seadrill Ltd.
5.625%, 09/15/2017 (Acquired 04/23/2013, Cost $204,339) (d)	200,000	197,000
Unit Corp.
6.625%, 05/15/2021	690,000	703,800
Total Energy Equipment & Services		3,666,656

Food & Staples Retailing - 0.3%
Delhaize Group SA
4.125%, 04/10/2019	500,000	515,051
Rite Aid Corp.
6.750%, 06/15/2021 (Acquired 06/18/2013, Cost $308,000) (d)	308,000	302,610
Total Food & Staples Retailing		817,661

Food Products - 0.2%
Hawk Acquisition Sub, Inc.
4.250%, 10/15/2020 (Acquired 03/22/2013, Cost $680,000) (d)	680,000	650,250
Health Care Providers & Services - 0.2%
Care UK Health & Social Care PLC
9.750%, 08/01/2017 (Acquired 05/02/2013, Cost $207,452) (d)	GBP 125,000	192,972
Elli Finance UK PLC
8.750%, 06/15/2019 (Acquired 05/02/2013, Cost $216,337) (d)	GBP 125,000	202,477
Total Health Care Providers & Services		395,449

Hotels, Restaurants & Leisure - 0.4%
Caesars Entertainment Operating Co., Inc.
10.750%, 02/01/2016	750,000	616,875
CKE Restaurants, Inc.
11.375%, 07/15/2018	85,000	87,870
Snoqualmie Entertainment Authority
9.125%, 02/01/2015 (Acquired 12/20/2011, Cost $417,166) (d)	425,000	418,625
Total Hotels, Restaurants & Leisure		1,123,370

Household Products - 0.2%
First Quality Finance Co, Inc.
4.625%, 05/15/2021 (Acquired 05/09/2013, Cost $507,793) (d)	500,000	475,000
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc.
5.875%, 06/01/2023 (Acquired 05/15/2013, Cost $311,000) (d)	311,000	283,010
Industrial Conglomerates - 0.2%
Ingersoll-Rand Global Holding Co. Ltd.
2.875%, 01/15/2019 (Acquired 06/17/2013, Cost $409,385) (d)	410,000	404,456
Insurance - 1.1%
Basell Finance Co. BV
8.100%, 03/15/2027 (Acquired 10/21/2011 through 03/27/2013, Cost $1,637,464) (d)	1,263,000	1,598,761
Fidelity National Financial, Inc.
5.500%, 09/01/2022	335,000	355,042
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (Acquired 06/13/2013, Cost $894,285) (d)	900,000	869,604
MetLife, Inc.
6.400%, 12/15/2036 (c)	125,000	127,813
Total Insurance		2,951,220

IT Services - 0.2%
Alliance Data Systems Corp.
6.375%, 04/01/2020 (Acquired 11/20/2012, Cost $522,200) (d)	500,000	515,000
Leisure Equipment & Products - 0.3%
Brunswick Corp.
4.625%, 05/15/2021 (Acquired 05/08/2013 through 05/09/2013, Cost $766,296) (d)	750,000	731,250
Machinery - 0.9%
Milestone Aviation Group Ltd.
8.625%, 12/15/2017 (Acquired 12/12/2012 through 02/22/2013, Cost $529,680) (d)	520,000	538,200
Neff Rental LLC/Neff Finance Corp.
9.625%, 05/15/2016 (Acquired 05/06/2011 through 11/21/2012, Cost $946,488) (d)	925,000	971,250
The Manitowoc Co., Inc.
8.500%, 11/01/2020	680,000	741,200
Total Machinery		2,250,650

Media - 0.6%
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/2020	125,000	128,750
7.625%, 03/15/2020	875,000	905,625
Videotron Ltd.
9.125%, 04/15/2018	600,000	629,250
Total Media		1,663,625

Metals & Mining - 3.1%
Aleris International, Inc.
7.625%, 02/15/2018	500,000	520,000
7.875%, 11/01/2020 (Acquired 12/11/2012 through 06/25/2013, Cost $578,424) (d)	570,000	584,250
ArcelorMittal
5.000%, 02/25/2017	900,000	911,250
Eco-Bat Finance PLC
7.750%, 02/15/2017 (Acquired 04/26/2013, Cost $204,164) (d)	EUR 150,000	197,199
FMG Resources Ltd.
8.250%, 11/01/2019 (Acquired 10/25/2011 through 11/26/2012, Cost $952,733) (d)	$950,000	978,500
6.875%, 04/01/2022 (Acquired 06/25/2013, Cost $412,814) (d)	430,000	417,100
HudBay Minerals, Inc.
9.500%, 10/01/2020 (Acquired 06/11/2013, Cost $703,778) (d)	690,000	672,750
IAMGOLD Corp.
6.750%, 10/01/2020 (Acquired 11/29/2012, Cost $491,827) (d)	500,000	422,500
Kaiser Aluminum Corp.
8.250%, 06/01/2020	750,000	830,625
Laredo Petroleum, Inc.
9.500%, 02/15/2019 (Acquired 11/02/2012, Cost $559,572) (d)	500,000	550,000
New Gold, Inc.
6.250%, 11/15/2022 (Acquired 11/08/2012 through 02/14/2013, Cost $496,500) (d)	485,000	464,388
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.375%, 02/01/2020	270,000	275,400
Tembec Industries, Inc.
11.250%, 12/15/2018	625,000	675,000
Thompson Creek Metals Co., Inc.
12.500%, 05/01/2019 (Acquired 05/08/2012, Cost $125,000) (d)	125,000	120,000
Walter Energy, Inc.
9.875%, 12/15/2020 (Acquired 11/16/2012 through 06/25/2013, Cost $609,193) (d)	640,000	556,800
Total Metals & Mining		8,175,762

Oil, Gas & Consumable Fuels - 4.3%
Bonanza Creek Energy, Inc.
6.750%, 04/15/2021 (Acquired 04/04/2013 through 04/05/2013, Cost $512,900) (d)	500,000	503,750
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
8.250%, 12/15/2017	500,000	526,250
Comstock Resources, Inc.
8.375%, 10/15/2017	125,000	130,000
Concho Resources, Inc.
7.000%, 01/15/2021	750,000	806,250
CONSOL Energy, Inc.
8.250%, 04/01/2020	375,000	392,813
Continental Resources, Inc.
8.250%, 10/01/2019	500,000	547,500
4.500%, 04/15/2023 (Acquired 04/02/2013, Cost $340,000) (d)	340,000	330,650
Denbury Resources, Inc.
8.250%, 02/15/2020	500,000	540,000
Drill Rigs Holdings, Inc.
6.500%, 10/01/2017 (Acquired 11/30/2012, Cost $500,297) (d)	500,000	498,750
Gibson Energy, Inc.
6.750%, 07/15/2021 (Acquired 06/25/2013, Cost $78,781) (d)	80,000	79,800
Hiland Partners LP/Hiland Partners Finance Corp.
7.250%, 10/01/2020 (Acquired 11/21/2012 through 01/09/2013, Cost $672,591) (d)	640,000	659,200
Kodiak Oil & Gas Corp.
8.125%, 12/01/2019	840,000	911,400
Lightstream Resources Ltd.

8.625%, 02/01/2020 (Acquired 01/25/2012, Cost $609,249) (d)	600,000	570,000
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 04/15/2020	375,000	393,750
McMoRan Exploration Co.
11.875%, 11/15/2014	375,000	390,004
Northern Oil and Gas, Inc.
8.000%, 06/01/2020	810,000	818,100
Regency Energy Partners LP/Regency Energy Finance Corp.
4.500%, 11/01/2023 (Acquired 04/24/2013, Cost $335,000) (d)	335,000	303,175
Resolute Energy Corp.
8.500%, 05/01/2020 (Acquired 04/20/2012 through 01/11/2013, Cost $508,381) (d)	500,000	508,750
Rosetta Resources, Inc.
9.500%, 04/15/2018	500,000	540,000
Stone Energy Corp.
8.625%, 02/01/2017	875,000	912,187
Tesoro Corp.
9.750%, 06/01/2019	500,000	552,500
Weatherford International Ltd.
5.950%, 04/15/2042	285,000	269,373
Total Oil, Gas & Consumable Fuels		11,184,202

Paper & Forest Products - 0.8%
Resolute Forest Products, Inc.
5.875%, 05/15/2023 (Acquired 04/26/2013, Cost $929,201) (d)	938,000	837,165
Sappi Papier Holding GmbH
7.750%, 07/15/2017 (Acquired 06/20/2012 through 06/21/2012, Cost $503,130) (d)	500,000	527,500
6.625%, 04/15/2021 (Acquired 06/26/2013, Cost $490,313) (d)	500,000	485,000
Smurfit Kappa Acquisitions
7.250%, 11/15/2017 (Acquired 04/23/2013, Cost $207,696) (d)	EUR 150,000	203,560
Total Paper & Forest Products		2,053,225

Pharmaceuticals - 0.5%
Mylan, Inc.
2.600%, 06/24/2018 (Acquired 06/18/2013, Cost $429,101) (d)	$430,000	423,814
VPII Escrow Corp.
6.750%, 08/15/2018 (Acquired 06/27/2013, Cost $500,000) (d)	500,000	512,500
7.500%, 07/15/2021 (Acquired 06/27/2013, Cost $250,000) (d)	250,000	258,750
Total Pharmaceuticals		1,195,064

Professional Services - 0.6%
CEVA Group PLC
11.625%, 10/01/2016 (Acquired 05/03/2013 through 06/24/2013, Cost $520,692) (d)	500,000	505,000
8.375%, 12/01/2017 (Acquired 04/29/2013, Cost $354,276) (d)	350,000	343,000
Southern Graphics, Inc.
8.375%, 10/15/2020 (Acquired 01/23/2013, Cost $430,146) (d)	420,000	432,600
The Dun & Bradstreet Corp.
3.250%, 12/01/2017	200,000	201,449
Total Professional Services		1,482,049

Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.
4.400%, 11/15/2022	375,000	367,977
Road & Rail - 0.1%
Watco Cos. LLC/Watco Finance Corp.
6.375%, 04/01/2023 (Acquired 06/27/2013, Cost $245,625) (d)	250,000	248,750
Software - 1.0%
Audatex North America, Inc.
6.750%, 06/15/2018 (Acquired 06/26/2013, Cost $529,063) (d)	500,000	525,000
6.000%, 06/15/2021 (Acquired 06/27/2013, Cost $318,000) (d)	318,000	317,205
First Data Corp.
12.625%, 01/15/2021	750,000	793,125
11.750%, 08/15/2021 (Acquired 06/27/2013, Cost $915,000) (d)	1,000,000	900,000
Total Software		2,535,330

Specialty Retail - 1.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
9.750%, 03/15/2020	125,000	143,750
Brown Shoe Co., Inc.
7.125%, 05/15/2019 (Acquired 04/27/2011, Cost $496,245) (d)	500,000	522,500
Grifols, Inc.
8.250%, 02/01/2018	1,390,000	1,494,250
Michael's Stores, Inc.
11.375%, 11/01/2016	326,000	339,858
The Gap, Inc.
5.950%, 04/12/2021	375,000	414,761
Toys R Us Property Co. II LLC
8.500%, 12/01/2017	1,000,000	1,038,750
Total Specialty Retail		3,953,869

Textiles, Apparel & Luxury Goods - 0.0%
Industrias Unidas SA de CV
8.750%, 03/26/2049 (a)(h)	38,000	0
Tobacco - 0.2%
Vector Group Ltd.
7.750%, 02/15/2021 (Acquired 06/26/2013, Cost $525,313) (d)	500,000	516,250
Transportation Infrastructure - 1.0%
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/2017	1,175,000	1,289,563
Moto Finance PLC
10.250%, 03/15/2017 (Acquired 04/24/2013, Cost $794,549) (d)	GBP 500,000	781,393
Pittsburgh Glass Works LLC
8.500%, 04/15/2016 (Acquired 08/30/2011 through 06/26/2013, Cost $489,895) (d)	$500,000	495,000
Total Transportation Infrastructure		2,565,956

Wireless Telecommunication Services - 1.0%
GNET Escrow Corp.
12.125%, 07/01/2018 (Acquired 05/30/2013, Cost $347,473) (a)(d)	331,000	347,136
Lowell Group Financing PLC
10.750%, 04/01/2019 (Acquired 04/18/2013 through 05/15/2013, Cost $635,077) (d)	GBP 365,000	607,196
Matterhorn Midco & Cy SCA
7.750%, 02/15/2020 (Acquired 06/26/2013, Cost $264,674) (d)	EUR 205,000	261,500
NII International Telecom SCA
7.875%, 08/15/2019	$311,000	294,673
11.375%, 08/15/2019 (Acquired 02/11/2013, Cost $337,000) (d)	337,000	360,590
Phones4u Finance PLC
9.500%, 04/01/2018 (Acquired 04/26/2013, Cost $202,726) (d)	GBP 125,000	193,922
Sprint Communications, Inc.
9.250%, 04/15/2022	$365,000	448,037
Total Wireless Telecommunication Services		2,513,054

TOTAL CORPORATE BONDS (Cost $90,792,707)		$90,362,132

FOREIGN GOVERNMENT NOTES/BONDS - 0.3%
Republic of Latvia
2.750%, 01/12/2020 (Acquired 12/05/2012, Cost $743,348) (d)	750,000	693,750
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $743,348)		$693,750

US GOVERNMENT AGENCY ISSUES - 0.2%
Freddie Mac Discount Notes
0.080%, 09/05/2013 (g)(i)	550,000	549,960
TOTAL US GOVERNMENT AGENCY ISSUES (Cost $549,869)		$549,960

US GOVERNMENT NOTES/BONDS - 0.1%
United States Treasury Bond
3.125%, 02/15/2043	227,000	211,890
TOTAL US GOVERNMENT NOTES/BONDS (Cost $227,736)		$211,890

US GOVERNMENT TREASURY BILLS - 0.3%
United States Treasury Bill
0.048%, 10/24/2013	700,000	699,882
TOTAL US GOVERNMENT TREASURY BILLS (Cost $699,823)		$699,882

BANK LOANS - 21.3%
Advanstar Term Loan 2nd Lien
9.500%, 05/14/2020 (c)	328,000	323,900
Affordable Care Term Loan 2nd Lien
10.500%, 06/01/2019 (c)	428,000	430,140
Alcatel-Lucent Term Loan D 1st Lien
7.500%, 01/30/2019 (c)	600,000	781,634
Alliance Laundry Systems LLC Term Loan
9.500%, 11/30/2019 (c)	226,636	229,753
Alvogen Term Loan
7.000%, 05/31/2019 (c)	654,000	649,095
Ancestry.com Term Loan B
5.250%, 12/23/2019 (c)	91,211	91,052
Apple Leisure Term Loan 1st Lien
7.000%, 02/28/2019 (c)	604,485	601,463
Applied Systems Hybrid Term Loan 2nd Lien
8.250%, 06/08/2017 (c)	356,000	357,114
Artel Term Loan B
7.250%, 11/16/2017 (c)	624,975	618,725
ASM Advantage Sales & Marketing Term Loan 2nd Lien
8.250%, 06/12/2018 (c)	268,000	268,222
Asurion Corp. Term Loan
11.000%, 08/16/2019 (c)	938,000	975,519
Asurion Term Loan B 2nd Lien
3.500%, 06/19/2020 (c)	481,000	463,766
Attachemate Term Loan 2nd Lien
11.000%, 10/31/2018 (c)	409,000	407,213
Bats Global Markets Term Loan B
7.000%, 12/17/2018 (c)	684,692	686,404
Bowlmor Amf Term Loan
8.750%, 06/28/2018 (c)	1,242,000	1,204,740
Carestream Term Loan 2nd Lien
9.500%, 12/05/2019 (c)	492,000	482,160
Centaur Gaming Term Loan 2nd Lien
8.750%, 02/19/2020 (c)	669,000	674,854
CL Cunningham Lindsay Term Loan 1st Lien
5.000%, 12/10/2019 (c)	561,180	559,076
CL Cunningham Lindsay Term Loan 2nd Lien
9.250%, 04/18/2020 (c)	471,625	476,341
Coinmach Term Loan
4.250%, 11/15/2019 (c)	316,000	314,224
Consolidated Precision Products Term Loan 2nd Lien
10.500%, 06/19/2020 (c)	803,000	839,135
ConvergeOne Term Loan
9.250%, 04/04/2019 (a)(c)	1,291,000	1,271,634
Cooper Gay Term Loan 2nd Lien
8.250%, 10/05/2020 (c)	327,000	327,000
CSM Bakery Term Loan 2nd Lien
8.500%, 05/06/2020 (c)	185,000	183,150
CTI Foods Term Loan 2nd Lien
8.250%, 06/30/2019 (c)	332,000	330,340
Cucina Acquisition Term Loan
2.250%, 09/12/2014 (c)	260,000	380,620
2.250%, 06/30/2016 (a)(c)	SEK 660,000	95,465
Cucina Acquisition Term Loan B 1st Lien
3.000%, 09/12/2015 (c)	$272,500	392,702
Cucina Acquisition Term Loan C 1st Lien

3.500%, 09/12/2016 (c)	272,500	394,774
Culligan International Term Loan 1st Lien
6.250%, 12/28/2017 (c)	847,854	783,739
Distribution International Term Loan
7.500%, 06/21/2019 (c)	496,000	493,520
Diversified Machine Term Loan
9.250%, 12/21/2018 (c)	964,000	978,459
Eastman Kodak PIK/DIP
9.750%, 09/30/2013 (c)	311,000	312,555
Emerald Exposition/Nielsen Business Media Term Loan
5.500%, 06/12/2020 (c)	345,000	343,275
Fairpoint Communications, Inc. Term Loan B
7.500%, 02/14/2019 (c)	844,883	825,873
Gatehouse Media Operating Term Loan B
2.280%, 08/24/2014 (c)	2,294,472	914,921
Gatehouse Media Operating Term Loan C
2.455%, 08/24/2014 (c)	394,581	157,339
Gatehouse Media Operating Term Loan DD
2.280%, 08/24/2014 (c)	730,503	291,288
Genesis Healthcare Term Loan
10.009%, 12/01/2018 (c)	638,481	657,635
Global Tel Link Term Loan 2nd Lien
9.000%, 05/21/2020 (c)	1,714,000	1,676,857
Granton Resort Term Loan
9.000%, 08/14/2018 (c)	833,000	865,629
Harrahs Term Loan B
9.500%, 10/31/2016 (c)	564,537	561,715
5.443%, 01/28/2018 (c)	58,801	51,892
Horseshoe Baltimore/CBAC Term Loan B
8.250%, 04/26/2020 (c)	161,000	163,013
Houghton International Term Loan 2nd Lien
9.500%, 12/13/2020 (c)	428,000	436,560
Hoyt Term Loan 2nd Lien
8.250%, 05/22/2020 (c)	192,000	191,520
Infonxx Term Loan 2nd Lien
6.444%, 11/28/2013 (c)	241,920	234,360
Intelligrated Term Loan 2nd Lien
10.500%, 01/19/2019 (c)	335,000	336,675
Ion Trading Technologies Term Loan 1st Lien
4.500%, 05/22/2020 (c)	476,000	472,825
Ion Trading Technologies Term Loan 2nd Lien
8.250%, 05/22/2021 (c)	300,000	299,250
iStar Term Loan 2nd Lien
7.000%, 03/15/2017 (c)	30,800	32,237
Jacob's Entertainment Term Loan 2nd Lien
13.000%, 10/26/2019 (c)	389,000	390,945
Jimmy Sanders Term Loan 1st Lien
4.750%, 11/14/2018 (c)	616,000	613,881
Jimmy Sanders Term Loan 2nd Lien
11.500%, 05/13/2019 (c)	362,000	369,240
Lightower Term Loan 2nd Lien
8.000%, 03/26/2021 (c)	535,000	535,000
Liquidnet Term Loan B
9.250%, 04/15/2019 (c)	796,913	796,913
Materis Term Loan B 1st Lien
3.875%, 01/27/2016 (c)	640,843	753,711
Matrix Ak Amacdermid Term Loan 1st Lien
4.000%, 05/15/2020 (c)	456,000	452,772
Matrix Ak Amacdermid Term Loan 2nd Lien
7.750%, 11/15/2020 (c)	502,000	506,393
Metrovacesa Term Loan A
1.000%, 08/04/2016 (c)	880,000	847,630
Murray Energy Term Loan

4.750%, 05/15/2019 (c)	164,000	162,565
NEP Term Loan 2nd Lien
9.500%, 08/18/2020 (c)	401,143	410,169
NFR Energy Term Loan 2nd Lien
8.750%, 12/31/2018 (c)	750,000	746,250
North American Breweries Term Loan
7.500%, 12/11/2018 (c)	611,925	611,160
Oceania Cruises Term Loan 2nd Lien
6.063%, 04/27/2014 (c)	223,000	207,390
Oceania Term Loan B
6.750%, 06/28/2020 (c)	2,856,000	2,827,440
Oxea German Term Loan 2nd Lien
8.250%, 06/05/2020 (c)	246,000	244,770
Plato Learning Term Loan 2nd Lien
11.250%, 05/09/2019 (c)	306,000	301,410
Power Team Term Loan 2nd Lien
8.250%, 11/15/2020 (c)	275,000	270,188
Quinn Manufacturing Term Loan A1 1st Lien
6.767%, 12/02/2016 (c)	250,000	277,819
Ranpak Term Loan 2nd Lien
8.500%, 03/28/2020 (c)	190,000	190,000
Redprairie Corp. Term Loan
6.750%, 12/14/2018 (c)	575,110	576,789
Rentpath Term Loan
6.250%, 05/22/2020 (c)	654,000	643,785
Rocket Software Term Loan 2nd Lien
9.217%, 02/07/2019 (c)	259,000	257,490
Schrader Term Loan 2nd Lien
10.500%, 04/26/2018 (c)	774,250	781,993
Sedgwick Term Loan 1st Lien
4.250%, 06/07/2018 (c)	912,000	912,000
Sedgwick Term Loan 2nd Lien
8.000%, 12/07/2018 (c)	1,673,000	1,677,182
Sirva Term Loan
7.500%, 03/30/2019 (c)	1,023,435	1,002,965
Six3 Systems Term Loan B
7.000%, 09/20/2019 (c)	625,855	635,243
Sorenson Communications, Inc. Term Loan
9.500%, 09/07/2014 (c)	601,080	599,205
Stallion Oilfield Term Loan
8.000%, 06/03/2018 (c)	801,000	803,003
Stoneriver Term Loan 1st Lien
4.500%, 11/29/2019 (c)	793,000	785,728
Stoneriver Term Loan 2nd Lien
8.500%, 05/14/2020 (c)	793,000	787,053
Therakos Term Loan
7.500%, 01/18/2018 (c)	700,480	698,729
Therakos Term Loan 2nd Lien
11.250%, 12/20/2019 (c)	516,000	528,900
Tomkins Air Distribution Term Loan B
9.250%, 10/31/2020 (c)	948,000	974,070
Transdigm Term Loan C
3.750%, 02/28/2020 (c)	419,000	413,012
Travelport LLC Term Loan
6.250%, 06/21/2019 (c)	984,000	971,700
Trizetto Term Loan 2nd Lien
8.500%, 03/27/2019 (c)	817,000	808,830
TXU Energy Extended Term Loan
4.500%, 10/10/2017 (c)	635,000	442,436
Tyrol Acquisition 2 Sas Term Loan A 1st Lien
1.862%, 01/19/2014 (a)(c)	250,000	320,530
Tyrol Acquisition 2 Sas Term Loan B2 1st Lien
3.243%, 01/31/2016 (c)	500,000	602,010

Valeant Term Loan E
4.500%, 06/26/2020 (c)	671,000	668,652
Van Wagner Communications LLC Term Loan
8.250%, 08/01/2018 (c)	940,275	952,028
Vertafore, Inc. Term Loan 2nd Lien
9.750%, 10/29/2017 (c)	250,000	255,000
Vestcom Term Loan B
7.000%, 12/24/2018 (c)	298,253	298,998
Waddington Term Loan 1st Lien
6.000%, 05/21/2020 (c)	159,000	157,609
Waddington Term Loan 2nd Lien
8.500%, 11/24/2020 (c)	195,000	195,975
Websense, Inc. Term Loan 2nd Lien
8.250%, 11/19/2020 (c)	292,000	290,905
TOTAL BANK LOANS (Cost $54,791,335)		$55,448,818

EXCHANGE TRADED FUNDS - 0.1%	Shares
SPDR Gold Shares (b)	2,368	282,147
TOTAL EXCHANGE TRADED FUNDS (Cost $399,732)		$282,147

OTHER SECURITIES - 0.0%
PTMH Halcyon (Acquired 02/10/2010, Cost $981,376) (a)(b)(e)	9,398	107,329
SlavInvestBank Loan Participation Notes
9.875%, 12/31/2012 (a)(h)	45,000	0
Tribune Litigation Interest (a)(b)	13,789	5,171
TOTAL OTHER SECURITIES (Cost $1,026,376)		$112,500

WARRANTS - 0.0%
Xerium Technologies, Inc.
Expiration May 2014, Exercise Price: $19.52 (b)	10,788	6,473
TOTAL WARRANTS (Cost $4,328)		$6,473

PURCHASED OPTIONS - 0.1%
	Contracts
Put Options - 0.1%
EURO STOXX 50 Price EUR
Expiration September 2013, Exercise Price: EUR 2,575.00	40	49,254
iShares Russell 2000 ETF
Expiration August 2013, Exercise Price: $88.00	640	48,000
Expiration November 2013, Exercise Price: $90.00	311	86,458
Total Put Options		183,712

TOTAL PURCHASED OPTIONS (Cost $343,728)		$183,712

MONEY MARKET FUNDS - 37.3%	Shares
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio
12/31/2031, 0.09% (c)(f)	97,041,344	97,041,344
TOTAL MONEY MARKET FUNDS (Cost $97,041,344)		$97,041,344

Total Investments (Cost $288,869,907) - 111.2%		289,395,969

Liabilities in Excess of Other Assets - (11.2)%		(29,082,607)
TOTAL NET ASSETS - 100.0%		$260,313,362

EUR	Euro
GBP	British Pound Sterling
SEK	Swedish Krona

Percentages are stated as a percent of net assets.

(a)
Security classified as Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). At June 30, 2013, the market value of these securities total $4,437,008 which represents 1.7% of total net assets.

(b)	Non-income producing.
(c)	Variable Rate Security. The rate shown represents the rate at June 30, 2013.
(d)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid by Investment Advisor.  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2013, the market value of these securities total $59,182,573 which represents 22.7% of total net assets.

(e)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid by Investment Advisor.  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2013, the market value of these securities total $2,315,369 which represents 0.9% of total net assets.

(f)	The rate shown is the seven day yield as of June 30, 2013.
(g)	Zero coupon bond. Effective yield is listed.
(h)	Default or other conditions exist and security is not presently accruing income.
(i)	All or a portion of the shares have been committed as collateral for futures.
(j)
Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgages. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents the coupon rate of the underlying mortgages at June 30, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Securities Sold Short
June 30, 2013 (Unaudited)

COMMON STOCKS - 4.6%	Shares	Fair Value
Auto Components - 0.1%
Johnson Controls, Inc.	10,145	$363,090
Automobiles - 0.4%
Ford Motor Co.	38,284	592,254
General Motors Co.	8,052	268,212
Harley-Davidson, Inc.	3,894	213,469
Total Automobiles		1,073,935

Biotechnology - 0.3%
Theravance, Inc.	22,200	855,366
Consumer Finance - 0.3%
DFC Global Corp.	14,350	198,173
Encore Capital Group, Inc.	15,660	518,503
Total Consumer Finance		716,676

Distributors - 0.1%
Genuine Parts Co.	2,450	191,271
Electrical Equipment - 0.3%
General Cable Corp.	24,650	757,987
Energy Equipment & Services - 0.4%
SEACOR Holdings, Inc.	11,860	984,973
Food Products - 0.3%
Tyson Foods, Inc.	29,400	754,992
Health Care Equipment & Supplies - 0.6%
Insulet Corp.	26,620	836,134
Wright Medical Group, Inc.	26,320	689,847
Total Health Care Equipment & Supplies		1,525,981

Insurance - 0.2%
Fidelity National Financial, Inc.	17,648	420,199
Meadowbrook Insurance Group, Inc.	22,070	177,222
Total Insurance		597,421

Internet Software & Services - 0.4%
Blucora, Inc.	20,470	379,514
VeriSign, Inc.	12,380	552,891
Total Internet Software & Services		932,405

Life Sciences Tools & Services - 0.1%
Affymetrix, Inc.	81,270	360,839
Metals & Mining - 0.0%
Silver Standard Resources, Inc.	6,680	42,351
Thompson Creek Metals Co., Inc.	21,300	64,539
Total Metals & Mining		106,890

Multiline Retail - 0.1%
JC Penney Co., Inc.	22,463	383,668
Oil, Gas & Consumable Fuels - 0.2%
Cobalt International Energy, Inc.	11,980	318,309
Stone Energy Corp.	3,710	81,731
Total Oil, Gas & Consumable Fuels		400,040

Pharmaceuticals - 0.3%
Salix Pharmaceuticals Ltd.	1,840	121,716
The Medicines Co.	24,410	750,852
Total Pharmaceuticals		872,568

Semiconductors & Semiconductor Equipment - 0.4%
Micron Technology, Inc.	40,030	573,630
Rudolph Technologies, Inc.	30,570	342,384
Total Semiconductors & Semiconductor Equipment		916,014

Tobacco - 0.1%
Vector Group Ltd.	14,870	241,191
TOTAL COMMON STOCKS (Proceeds $10,333,118)		$12,035,307

EXCHANGE TRADED FUNDS - 1.6%
iShares iBoxx $ High Yield Corporate Bond ETF	1,068	97,039
iShares iBoxx Investment Grade Corporate Bond ETF	16,500	1,875,225
SPDR S&P 500 ETF Trust	11,335	1,813,713
SPDR S&P Retail ETF	4,000	306,440
TOTAL EXCHANGE TRADED FUNDS (Proceeds $3,752,648)		$4,092,417

	Principal
CORPORATE BONDS - 1.3%	Amount
Air Freight & Logistics - 0.2%
PostNL NV
5.375%, 11/14/2017	EUR 300,000	422,439
Communications Equipment - 0.2%
Nokia OYJ
5.375%, 05/15/2019	$485,000	471,663
Diversified Telecommunication Services - 0.2%
Wind Acquisition Finance SA
11.750%, 07/15/2017	400,000	416,000
Media - 0.0%
Cumulus Media Holdings, Inc.
7.750%, 05/01/2019	113,000	110,458
Metals & Mining - 0.1%
Cliffs Natural Resources, Inc.
6.250%, 10/01/2040	357,000	295,273
Oil, Gas & Consumable Fuels - 0.1%
Connacher Oil and Gas Ltd.
8.500%, 08/01/2019	430,000	245,100
James River Coal Co.
7.875%, 04/01/2019	126,300	56,203
Total Oil, Gas & Consumable Fuels		301,303

Specialty Retail - 0.2%
Best Buy Co., Inc.
5.500%, 03/15/2021	88,000	84,040
Petco Holdings, Inc.
8.500%, 10/15/2017	350,000	357,000
Total Specialty Retail		441,040

Thrifts & Mortgage Finance - 0.2%
Nationwide Building Society
6.750%, 07/22/2020	EUR 350,000	491,314
Wireless Telecommunication Services - 0.1%
Sprint Communications, Inc.
6.000%, 11/15/2022	$360,000	352,800
TOTAL CORPORATE BONDS (Proceeds $3,396,287)		$3,302,290

FOREIGN GOVERNMENT NOTES/BONDS - 0.2%
Spain Government Bond
5.500%, 04/30/2021	EUR 301,000	420,317
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Proceeds $402,105)		$420,317

US GOVERNMENT NOTES/BONDS - 0.7%
United States Treasury Note
1.750%, 05/15/2023	$1,820,000	1,704,543
TOTAL US GOVERNMENT NOTES/BONDS (Proceeds $1,763,765)		$1,704,543

Total Securities Sold Short (Proceeds $19,647,923) - 8.4%		$21,554,874

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Options Written
June 30, 2013 (Unaudited)

Put Options	Contracts	Fair Value
EURO STOXX 50 Price EUR
Expiration: September 2013, Exercise Price: EUR 2,575.00	40	$8,487
iShares Russell 2000 ETF
Expiration: August 2013, Exercise Price: $75.00	640	4,480
Expiration: November 2013, Exercise Price: $75.00	311	21,770
Total Put Options		$34,737

Total Options Written (Premiums received $76,502)		$34,737

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Futures Contracts
June 30, 2013 (Unaudited)

	Expiration		Underlying Notional	Unrealized
	Month	Contracts	Amount at Fair Value	Appreciation (Depreciation)
FUTURES CONTRACTS PURCHASED
US 5YR NOTE	September 2013	103	$12,467,828	$(108,875)
US 2YR NOTE	September 2013	5	1,100,000	(950)
TOTAL FUTURES CONTRACTS PURCHASED				$(109,825)
SHORT FUTURES CONTRACTS
US ULTRA BOND	September 2013	6	(883,875)	$30,251
90DAY EURO	March 2014	5	(1,244,625)	(37,312)
90DAY EURO	December 2013	10	(2,490,625)	(71,500)
90DAY EURO	September 2013	11	(2,741,338)	(73,975)
US LONG BOND	September 2013	22	(2,988,563)	94,179
US 10YR NOTE	September 2013	43	(5,442,188)	(17,732)
USD IRS 10YR	September 2013	66	(6,281,344)	237,177
USD IRS 5YR	September 2013	90	(8,808,750)	143,837
TOTAL SHORT FUTURES CONTRACTS				$304,925

TOTAL FUTURES CONTRACTS				$195,100

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Swap Contracts
June 30, 2013 (Unaudited)
						Moody's Rating	Maximum		Unrealized
		Buy/Sell	Pay/Receive	Termination	Notional	of Reference	Potential	Paid	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Value	Entity	Future Payment	(Received)	(Depreciation)

CREDIT DEFAULT SWAP BUY CONTRACTS

BNP Paribas S.A.	Expedia, Inc.	Buy	(1.00%)	3/20/2018	(3,500,000)	Ba1	(3,500,000)	107,001	(35,476)
BNP Paribas S.A.	Markit CDX.HY.20.10	Buy	(5.00%)	6/20/2018	(5,000,000)	B1	(5,000,000)	(199,852)	43,742
BNP Paribas S.A.	Markit CDX.HY.20.11	Buy	(5.00%)	6/20/2018	(4,000,000)	B1	(4,000,000)	(147,962)	23,073
Credit Suisse	ArcelorMittal	Buy	(1.00%)	6/20/2018	(100,000)	Ba1	(100,000)	16,376	3,113
Credit Suisse	Best Buy, Inc.	Buy	(5.00%)	9/20/2017	(1,000,000)	Baa2	(1,000,000)	115,259	(209,617)
Credit Suisse	Energias de Portugal SA	Buy	(5.00%)	6/20/2018	(100,000)	Ba1	(100,000)	(9,850)	338
Credit Suisse	Fiat Industrial SpA	Buy	(1.00%)	6/20/2018	(100,000)	Ba1	(100,000)	8,437	1,878
Credit Suisse	Gannett Co. Inc.	Buy	(5.00%)	9/20/2017	(1,000,000)	Ba1	(1,000,000)	(94,600)	(40,018)
Credit Suisse	Heidelberg Cement AG	Buy	(5.00%)	6/20/2018	(100,000)	Ba1	(100,000)	(18,188)	1,775
Credit Suisse	Jaguar Land Rover Automotive	Buy	(5.00%)	6/20/2018	(100,000)	Ba3	(100,000)	(12,929)	2,143
Credit Suisse	Lafarge SA	Buy	(1.00%)	6/20/2018	(100,000)	Ba1	(100,000)	7,888	1,470
Credit Suisse	Markit CDX.HY.20.11	Buy	(5.00%)	6/20/2018	(7,000,000)	B1	(7,000,000)	(200,500)	(18,055)
Credit Suisse	Nokia OYJ	Buy	(5.00%)	12/20/2015	(1,000,000)	Ba3	(1,000,000)	115,544	(162,079)
Credit Suisse	Portugal Telecom International	Buy	(5.00%)	6/20/2018	(100,000)	Ba2	(100,000)	(4,331)	1,425
Credit Suisse	Pitney Bowes	Buy	(5.00%)	9/20/2017	(1,000,000)	Baa2	(1,000,000)	10,720	(129,413)
Credit Suisse	Staples, Inc.	Buy	(1.00%)	9/20/2017	(1,000,000)	Baa2	(1,000,000)	82,644	(69,175)
Credit Suisse	Stena AB	Buy	(5.00%)	6/20/2018	(100,000)	Ba3	(100,000)	(6,144)	2,156
Credit Suisse	Telecom Italia SpA	Buy	(1.00%)	6/20/2018	(100,000)	Baa3	(100,000)	11,635	1,160
Credit Suisse	Xerox Corp.	Buy	(1.00%)	12/20/2017	(1,000,000)	Baa2	(1,000,000)	67,594	(61,787)
Goldman Sachs & Co.	Capital One Financial Corp.	Buy	(1.00%)	12/20/2016	(2,000,000)	A3	(2,000,000)	13,049	(55,473)
Goldman Sachs & Co.	H&R Block	Buy	(5.00%)	6/20/2018	(2,000,000)	Baa2	(2,000,000)	(313,713)	9,216
Goldman Sachs & Co.	Kimco Realty Corp.	Buy	(1.00%)	6/20/2016	(2,250,000)	Baa1	(2,250,000)	19,928	(52,371)
Goldman Sachs & Co.	Markit CDX.EM.19.10	Buy	(5.00%)	6/20/2018	(3,000,000)	Baa3	(3,000,000)	(333,918)	87,740
Goldman Sachs & Co.	Mohawk Industries, Inc.	Buy	(1.00%)	6/20/2017	(2,000,000)	Ba1	(2,000,000)	54,862	(61,866)
Goldman Sachs & Co.	YUM! Brands, Inc.	Buy	(1.00%)	3/20/2018	(3,000,000)	Baa3	(3,000,000)	(39,628)	(22,191)

Total Credit Default Swap Buy Contracts									(738,292)

CREDIT DEFAULT SWAP SELL CONTRACTS

BNP Paribas S.A.	JC Penney	Sell	5.00%	6/20/2018	1,000,000	Caa2	1,000,000	(94,734)	(8,703)
BNP Paribas S.A.	Markit CDX.HY.20.10	Sell	5.00%	6/20/2018	5,000,000	B1	5,000,000	149,171	6,940
Credit Suisse	Markit CMBX.NA.AAA.4.11	Sell	0.35%	2/17/2051	993,600	Aaa	993,600	(54,201)	14,514
Credit Suisse	Markit CMBX.NA.AAA.4.12	Sell	0.35%	2/17/2051	4,968,001	Aaa	4,968,001	(189,817)	(8,613)
Credit Suisse	MGM	Sell	5.00%	6/20/2018	1,500,000	B3	1,500,000	30,758	32,758
Credit Suisse	Sunrise Communications	Sell	5.00%	6/20/2018	150,000	B1	150,000	6,749	(1,508)
Credit Suisse	UnityMedia	Sell	5.00%	6/20/2018	150,000	B1	150,000	12,093	(4,751)
Credit Suisse	UPC Holding BV	Sell	5.00%	6/20/2018	150,000	Ba3	150,000	8,188	(2,904)
Credit Suisse	Virgin Media Finance PLC	Sell	5.00%	6/20/2018	150,000	Ba1	150,000	10,601	(5,571)
Goldman Sachs & Co.	Markit CMAA4.18	Sell	0.35%	2/17/2051	993,600	Aaa	993,600	(126,841)	87,154
Goldman Sachs & Co.	Markit CMAA4.19	Sell	0.35%	2/17/2051	1,490,400	Aaa	1,490,400	(99,161)	39,632

Total Credit Default Swap Sell Contracts									148,948

Total Credit Default Swap Contracts									$ (589,344)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Forward Contracts
June 30, 2013 (Unaudited)
							Unrealized
	Currency		U.S. $ Value	Currency		U.S. $ Value	Appreciation
Settlement Date	to be Delivered		June 30, 2013	to be Received		June 30, 2013	(Depreciation)
7/1/2013	372,166	U.S. Dollars	$372,166	286,093	Euros	$372,395	$229
7/3/2013	64,589	Euros	84,074	84,043	U.S. Dollars	84,043	(31)
8/29/2013	662,803	U.S. Dollars	662,803	508,111	Euros	661,570	(1,233)
8/29/2013	5,671,505	Euros	7,384,404	7,378,713	U.S. Dollars	7,378,713	(5,691)
8/29/2013	3,108,755	British Pounds Sterling	4,726,254	4,762,816	U.S. Dollars	4,762,816	36,562
8/29/2013	640,200	Swedish Kronas	95,326	95,097	U.S. Dollars	95,097	(229)
			$13,325,027			$13,354,634	$29,607

The accompanying notes are an integral part of these financial statements.

Fair Values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2013 (Unaudited):
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Options	Investments *	$183,712
Written Options			Written option contracts, at value *	$34,737
Total Equity Contracts		$183,712		$34,737
Interest Rate Contracts:
Futures contracts	Receivable for variation margin on futures **	$505,444	Payable for variation margin on futures **	$310,344
Foreign Exchange Contracts:
Forward Contracts	Cumulative appreciation on forward contracts ***	36,791	Cumulative depreciation on forward contracts ***	7,184
Credit Contracts:
Swap Contracts	Swap payments paid/unrealized gain on swap contracts ****	1,208,724	Swap payments received/ unrealized loss on swap contracts ****	2,895,940
Total Derivatives		$1,934,671		$3,248,205

* Fair value as reported on the Statements of Assets and Liabilities.
** Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts schedule.
*** Includes cumulative appreciation/depreciation on forwards contracts as reported in the Forward Contracts schedule.
**** Value includes both the unrealized gain/loss on swaps and the upfront payments paid or received on the swaps.

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2013:

Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts:
Purchased Options (Included with Realized Gain (Loss) on Investments in Unaffiliated Issuers)	$(82,657)
Written Options	23,912
Total Equity Contracts	$(58,745)
Interest Rate Contracts:
Futures contracts	$695,640
Foreign Exchange Contracts:
Forward contracts	(241,424)
Credit Contracts:
Swap contracts	(1,987,780)
Total Realized Loss on Derivatives	$(1,592,309)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts:
Purchased Options (Included with Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Issuers)	$(129,202)
Written Options	37,457
Total Equity Contracts	$(91,745)
Interest Rate Contracts:
Futures contracts	$308,229
Foreign Exchange Contracts:
Forward contracts	227,485
Credit Contracts:
Swap contracts	285,350

Total Change in Unrealized Appreciation (Depreciation) on Derivatives	$729,319

The average quarterly market value of purchased and written options during the period ended June 30, 2013 were as follows:

Purchased options	$113,056
Written options	$22,369

The average quarterly notional amount of futures contracts during the period ended June 30, 2013 were as follows:

Long Futures Contracts
Interest Rate Contracts	$15,708,739

Short Futures Contracts
Interest Rate Contracts	$40,944,045

The average quarterly notional amount of swaps and forward contracts during the period ended June 30, 2013 were as follows:

Swaps	$58,222,801
Forward Contracts	$15,312,476

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2013 (Unaudited):

Description		Level 1		Level 2	Level 3		Total
Common Stocks		$7,216,345		$-	$2,088,537	(1)	$9,304,882
Preferred Stocks		1,059,671		-	201,206		1,260,877
Asset Backed Securities		-		7,531,906	-		7,531,906
Mortgage Backed Securities		-		8,953,624	-		8,953,624
Convertible Bonds		-		16,752,072	-		16,752,072
Corporate Bonds		-		90,014,996	347,136		90,362,132
Foreign Government Notes/Bonds		-		693,750	-		693,750
U.S. Government Agency Issues		-		549,960	-		549,960
U.S. Government Notes/Bonds		-		211,890	-		211,890
U.S. Government Treasury Bills		-		699,882	-		699,882
Bank Loans		-		53,761,189	1,687,629		55,448,818
Exchange Traded Funds		282,147		-	-		282,147
Other Securities		-		-	112,500		112,500
Warrants		-		6,473	-		6,473
Purchased Options		183,712		-	-		183,712
Money Market Funds		97,041,344		-	-		97,041,344
Total Investments in Long Securities		$105,783,219		$179,175,742	$4,437,008		$289,395,969

Securities Sold Short:
Common Stocks		$12,035,307		$-	$-		$12,035,307
Exchange Traded Funds		4,092,417		-	-		4,092,417
Corporate Bonds		-		3,302,290	-		3,302,290
Foreign Government Notes/Bonds		-		420,317	-		420,317
U.S Government Notes/Bonds		-		1,704,543	-		1,704,543
Total Securities Sold Short		$16,127,724		$5,427,150	$-		$21,554,874

Written Options		$34,737		$-	$-		$34,737

Other Financial Instruments
Futures Contracts Purchased		$(109,825	) *	$-	$-		$(109,825)
Short Futures Contracts		304,925	*	-	-		304,925
Credit Default Swap Buy Contracts		-		(738,292)	-		(738,292)
Credit Default Swap Sell Contracts		-		148,948	-		148,948
Forward Contracts		-		29,607	-		29,607
Total Other Financial Instruments		$195,100		$(559,737)	$-		$(364,637)

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:

	Building Products	$0
	Diversified Telecommunication Services	288,779
	Machinery	7,817
	Oil, Gas & Consumable Fuels	89,600
	Transportation Infrastructure	1,702,341
		$2,088,537

* Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts Schedule.
There were no transfers into or out of Levels 1 or 2 during the period.
There were transfers out of Level 3 related to bank loans that began pricing on a daily basis.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities, at value
Balance as of December 31, 2012	$9,394,060
Accrued discounts/premiums	(325)
Realized gain (loss)	(153,746)
Change in unrealized depreciation	165,577
Purchases	2,378,480
(Sales)	(6,617,900)
Transfer in and/or out of Level 3	(729,138)
Balance as of June 30, 2013	$4,437,008

Change in unrealized appreciation/depreciation during the period for level 3 investments held at June 30, 2013	$(451,311)

Transfers between levels are recognized at the end of the reporting period.

Type of Security	Fair Value at 6/30/2013	Valuation Techniques	Unobservable Input	Range	Weighted Average	Impact to Valuation from an Increase in Input
Common Stocks	$ 1,702,341	Market comparable companies	EBITDA multiple	5.88x	5.88x	Increase

			Revenue multiple	0.60x	0.60x	Increase

			Discount for lack of marketability	25%	25%	Decrease

	386,196	Consensus pricing	Third party & broker quoted inputs	N/A	N/A	Increase

Preferred stock	201,206	Valuation based on financial information from company	Private company financial information	N/A	N/A	Increase

			Discount for lack of marketability	50%	50%	Decrease

Corporate bonds	347,136	Consensus pricing	Third party & broker quoted inputs	N/A	N/A	Increase

Bank Loans	1,687,629	Consensus pricing	Third party & broker quoted inputs	N/A	N/A	Increase

Other Securities	112,500	Third party valuation	Inputs used by third party valuation firm	N/A	N/A	Increase

The significant unobservable inputs used in the fair value measurement of the Trust's other securities are future cash flows and discount rates used by the third party valuation firm engaged to value the security. Significant decreases in the expected future cash flows, or increases in the discount rate used, would result in a lower fair value measurement. The significant unobservable inputs used in the fair value measurement of the Trust's common stock are generally the financial results of privately held entities. If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of common stock in private companies held by the Trust would be lower.

The standard inputs typically considered by third party pricing vendors and broker-dealers when generating broker quotes may include reported trade data, broker-dealer price quotations, and information obtained from market participants.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee the implementation of these procedures. The valuation procedures are implemented by the Adviser and the fund's third party administrator, which report to the Valuation Committee. For third-party information, the fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Trust. The Advisor develops valuation techniques for shares of private companies held by the Trust, which include discounted cash flow methods and market comparables.

The accompanying notes are an integral part of these financial statements.

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of June 30, 2013 (unaudited):

Assets:				Gross Amounts not offset in the Statement of Assets and Liabilities

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received (Pledged)	Net Amount
Description
Futures Contracts	$505,444	$(310,344)	$195,100	$-	$195,100	$-
Credit Default Swap Contracts	379,700	-	379,700	379,700	-	-
Forward Contracts	36,791	-	36,791	36,791	-	-
	$921,935	$(310,344)	$611,591	$416,491	$195,100	$-

Liabilities:				Gross Amounts not offset in the Statement of Assets and Liabilities

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Written Options	$34,737	$-	$34,737	$-	$34,737	$-
Futures Contracts	310,344	(310,344)	-	-	-	-
Credit Default Swap Contracts	969,044	-	969,044	969,044	-	-
Forward Contracts	7,184	-	7,184	7,184	-	-
	$7,184	$-	$7,184	$7,184	$-	$-

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Partnership or liabilities or payment obligations of the clearing brokers to the Partnership against any liabilities or payment obligations of the Partnership to the clearing brokers. The Partnership is required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Managed Futures Strategies
Schedule of Investments
June 30, 2013 (Unaudited)
(Consolidated)
		Fair
	Shares	Value
MONEY MARKET FUNDS - 61.2%
Fidelity Institutional Government Portfolio
0.01% (a) (b)	4,800,000	$4,800,000
Fidelity Institutional Money Market Portfolio
0.07% (a) (b)	4,816,812	4,816,812
First American Treasury Obligations Fund
0.00% (a) (b)	4,662,801	4,662,801
First American Government Obligations Fund
0.02% (a) (b)	1,463,769	1,463,769
First American Prime Obligations Fund
0.00% (a) (b)	4,800,000	4,800,000
Invesco Advisers, Inc. STIT - Treasury Portfolio
0.02% (a) (b)	3,104,091	3,104,091
Invesco Advisers, Inc. STIC - Prime Portfolio
0.02% (a) (b)	4,800,000	4,800,000
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio
0.09% (a) (b)	6,400,000	6,400,000
TOTAL MONEY MARKET FUNDS (Cost $34,847,473)		34,847,473

OTHER INVESTMENTS - 13.2%
Smith Breeden Institutional Short Duration Portfolio (c)	7,500,000	$7,547,463
TOTAL OTHER INVESTMENTS (Cost $7,500,000)		7,547,463

Total Investments (Cost $42,347,473) - 74.4%		42,394,936

Other Assets in Excess of Liabilities - 25.6%		14,559,329
TOTAL NET ASSETS - 100.0%		$56,954,265

Percentages are stated as a percent of net assets.

(a)	Rate shown is the seven day yield as of June 30, 2013.
(b)	All or a portion of the shares have been committed as collateral for swaps.
(c)	Security fair valued in good faith pursuant to policies adopted by the Portfolio's Board of Trustees. The market value of these securities total $6,547,463, which represents 11.5% of total net assets.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Managed Futures Strategies
Swap Contracts
June 30, 2013 (Unaudited)
(Consolidated)
				Unrealized
		Termination	Notional	Appreciation/
Counterparty	Reference Entity	Date	Value	(Depreciation)

LONG TOTAL RETURN SWAP CONTRACTS

Newedge UK Financial Ltd.	Dominion Managed Futures Index (a)	Indefinite	$ 13,537,078	$ 2,727,252

Newedge UK Financial Ltd.	Northfield Managed Futures Index (a)	Indefinite	11,874,117	263,007

Newedge UK Financial Ltd.	Revolution Managed Futures Index (a)	Indefinite	8,553,292	503,331

Total Long Total Return Swap Contracts				$ 3,493,590

(a) Security fair valued in good faith pursuant to policies adopted by the Portfolio's Board of Trustees. The cumulative appreciation/depreciation of these securities total $3,493,590, which represents 5.5% of total net assets.

The accompanying notes are an integral part of these financial statements.

Fair Values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2013 (Unaudited):
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Swap Contracts:
Long Total Return Swap contracts	Net unrealized gain/loss on swap contracts *	$3,493,590	Net unrealized gain/loss on swap contracts *	$-
Total Swap Contracts		$3,493,590		$-

* Includes cumulative appreciation/depreciation on swap contracts as reported in the Swap Contracts schedule.

Amount of Realized Gain (Loss) on Derivatives
Derivatives
Interest Rate Contracts	$(524,055)
Commodity Contracts	(692,685)
Equity Contracts	830,365
Foreign Exchange Contracts	(72,181)
Total Futures Contracts	$(458,556)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Swap Contracts:
Long Total Return Swap contracts	$-
Total Swap Contracts	$-

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2013 (Unaudited):

Description	Level 1	Level 2		Level 3	Total
Money Market Funds	$34,847,473	$-		$-	$34,847,473
Other Investments	-	7,547,463		-	7,547,463
Total Investments in Securities	$34,847,473	$7,547,463		$-	$42,394,936

Long Total Return Swap Contracts	$-	$3,493,590	*	$-	$3,493,590

* Includes cumulative appreciation/depreciation on swaps contracts as reported in the Swap Contracts schedule.
There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.
Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of June 30, 2013 (unaudited):

Assets:				Gross Amounts not offset in the Statement of Assets and Liabilities

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received (Pledged)	Net Amount
Description
Total Return Swap Contracts	$3,493,590	$-	$3,493,590	$3,493,590	$-	$-
	$3,493,590	$-	$3,493,590	$3,493,590	$-	$-

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Partnership or liabilities or payment obligations of the clearing brokers to the Partnership against any liabilities or payment obligations of the Partnership to the clearing brokers. The Partnership is required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
June 30, 2013 (Unaudited)

	Event Driven	Long/Short Equity	Market Neutral	Relative Value-Long/Short Debt	Managed Futures Strategies (Consolidated)
Assets:
Investments, at fair value
(cost $122,069,878, $169,517,951, $58,885,953, $288,869,907, $42,347,473)	$131,044,695	$188,238,526	$62,503,231	$289,395,969	$42,394,936
Foreign currency, at value (cost $0, $847,546, $0, $1,748,841, $0)	-	816,229	-	1,738,025	-
Cash	16,896,262	26,666,640	4,326,857	6,320,260	8,900,387
Receivable for investments sold	7,124,146	36,775,540	9,296,327	22,939,614	-
Receivable for Fund shares issued	128,209	174,027	53,368	9,691,775	34,621
Dividends and interest receivable	408,538	168,465	159,399	1,818,051	828
Deposits for short sales	31,229,013	103,290,456	27,720,754	7,562,974	-
Swap payments paid	-	-	-	848,497	3,870,166
Unrealized gain on swap contracts	-	-	-	373,334	-
Collateral paid on open swap contracts	-	-	-	102,757	1,845,701
Receivable for swap interest	-	-	-	13,153	-
Receivable for forwards	2,014,101	-	-	36,791	-
Receivable for foreign currency	-	-	-	1,362,011	-
Total Assets	188,844,964	356,129,883	104,059,936	342,203,211	57,046,639

Liabilities:
Securities sold short, at fair value
(proceeds $29,426,906, $89,338,239, $20,505,316, $19,647,923, $0)	31,260,182	90,868,194	22,423,129	21,554,874	-
Written option contracts, at fair value
(premiums received $638,240, $0, $0, $76,502, $0)	432,455	-	-	34,737	-
Payable for investments purchased	19,044,419	27,059,070	8,357,513	55,552,150	-
Payable to broker for dividends and interest on securities sold short	96,775	99,686	21,488	125,359	-
Payable to Advisor	218,367	394,369	106,412	330,364	92,409
Payable for Fund shares redeemed	-	24,491	-	-	-
Unrealized loss on swap contracts	71,250	-	-	931,492	-
Swap payments received	18,750	-	-	1,946,369	-
Payable for swap interest	-	-	-	44,339	-
Payable for forward contracts	1,975,526	-	-	7,184	-
Payable for foreign currency	-	-	-	1,362,981	-
Total Liabilities	53,117,724	118,445,810	30,908,542	81,889,849	92,409

Net Assets	$135,727,240	$237,684,073	$73,151,394	$260,313,362	$56,954,230

Net Assets Consist of:
Shares of beneficial interest	$141,206,048	$246,720,028	$73,542,387	$295,012,838	$54,857,270
Undistributed net investment income (loss)	55,255	(2,980,247)	(977,995)	3,174,844	(641,036)
Accumulated net realized gain (loss)	(13,093,791)	(23,215,015)	(1,112,463)	(36,216,231)	(803,057)
Net unrealized appreciation (depreciation) on:
Investments	8,974,817	18,720,575	3,617,278	526,062	47,463
Foreign currency and foreign currency translation	245,077	(31,313)	-	14,486	-
Short positions	(1,833,276)	(1,529,955)	(1,917,813)	(1,906,951)	-
Futures contracts	-	-	-	195,100	-
Written option contracts	205,785	-	-	41,765	-
Swap contracts	(71,250)	-	-	(558,158)	3,493,590
Forward Contracts	38,575	-	-	29,607	-
Total Net Assets	$135,727,240	$237,684,073	$73,151,394	$260,313,362	$56,954,230

Shares outstanding (unlimited shares authorized, $0.001 par value)	12,907,154	32,992,572	8,950,214	28,200,843	5,582,052

Net asset value, offering and redemption price per share	$10.52	$7.20	$8.17	$9.23	$10.20

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Six Months Ended June 30, 2013 (Unaudited)	Event Driven	Long/Short Equity	Market Neutral	Relative Value-Long/Short Debt	Managed Futures Strategies (Consolidated)
Investment Income:
Dividend income
(net of foreign withholding tax of $59,015, $7,352, $0, $74, $0)	$737,603	$901,659	$55,291	$45,462	$-
Interest income	773,454	15,264	-	5,051,768	18,997
Total Investment Income	1,511,057	916,923	55,291	5,097,230	18,997

Expenses:
Investment advisory fees (See Note 6)	987,934	2,014,914	628,914	1,601,457	555,571
Operating service fees (See Note 6)	141,133	287,845	89,845	228,780	79,368
Total operating expenses before dividends and interest on
short positions	1,129,067	2,302,759	718,759	1,830,237	634,939
Dividends and interest on short positions	384,423	1,164,185	277,313	465,486	25,094
Total Expenses	1,513,490	3,466,944	996,072	2,295,723	660,033

Net Investment Income	(2,433)	(2,550,021)	(940,781)	2,801,507	(641,036)

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments	11,603,095	20,000,076	10,116,159	5,170,586	(345,477)
Foreign currency and foreign currency translation	304,350	(71,142)	-	(147,475)	976
Forward contracts	-	-	-	(241,424)	-
Short positions	(1,995,876)	(12,811,836)	(7,577,727)	(1,364,243)	-
Futures contracts	-	-	-	695,640	(458,556)
Written option contracts	1,263,328	961,581	6,397	23,912	-
Swap contracts	(110,626)	-	-	(2,018,966)	-
Net Realized Gain (Loss)	11,064,271	8,078,679	2,544,829	2,118,030	(803,057)
Change in unrealized appreciation (depreciation) on:
Investments	1,676,741	6,759,163	(4,174,755)	(1,796,881)	(10,657)
Foreign currency and foreign currency translation	220,797	(7,174)	-	8,358	(9,294)
Short positions	(1,853,068)	201,656	(247,678)	(606,211)	-
Forward contracts	38,575	-	-	227,485	-
Written option contracts	21,573	(42,762)	(111,577)	37,457	-
Futures contracts	-	-	-	308,229	(472,822)
Swap contracts	(83,259)	-	-	285,350	3,493,590
Net Change in Unrealized Appreciation (Depreciation)	21,359	6,910,883	(4,534,010)	(1,536,213)	3,000,817
Net Realized and Unrealized Gain (Loss)	11,085,630	14,989,562	(1,989,181)	581,817	2,197,760

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,083,197	$12,439,541	$(2,929,962)	$3,383,324	$1,556,724

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

	Event Driven	Long/Short Equity	Market Neutral	Relative Value-Long/Short Debt	Managed Futures Strategies (Consolidated)

Net Assets, December 31, 2011	$78,867,172	231,324,422	63,060,036	154,396,592	39,992,336
2012:
Operations:
Net investment income (loss)	(194,496)	$(5,109,986)	$(2,063,624)	$5,898,565	$(1,034,508)
Net realized gain (loss)	499,075	2,979,391	1,843,019	(290,165)	1,720,184
Change in unrealized appreciation (depreciation)	4,188,454	1,012,740	2,921,510	5,011,726	177,074
Net Increase (Decrease) in Net Assets Resulting from Operations	4,493,033	(1,117,855)	2,700,905	10,620,126	862,750

Capital Share Transactions:
Proceeds from shares sold	40,703,611	122,496,632	62,362,207	107,952,982	45,456,342
Cost of shares redeemed	(49,664,641)	(138,865,918)	(34,501,848)	(92,125,236)	(16,136,207)
Proceeds from shares issued to holders in
reinvestment of dividends	-	-	-	-	-
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(8,961,030)	(16,369,286)	27,860,359	15,827,746	29,320,135

Total Increase/(Decrease) in Net Assets	(4,467,997)	(17,487,141)	30,561,264	26,447,872	30,182,885

Net Assets, December 31, 2012 *	74,399,175	213,837,281	93,621,300	180,844,464	70,175,221

* Including undistributed net investment income (loss)	$57,688	$(430,226)	$(37,214)	$373,337	$-
2013 (Unaudited):
Operations:
Net investment income (loss)	$(2,433)	$(2,550,021)	$(940,781)	$2,801,507	$(641,036)
Net realized gain (loss)	11,064,271	8,078,679	2,544,829	2,118,030	(803,057)
Change in unrealized appreciation (depreciation)	21,359	6,910,883	(4,534,010)	(1,536,213)	3,000,817
Net Increase (Decrease) in Net Assets Resulting from Operations	11,083,197	12,439,541	(2,929,962)	3,383,324	1,556,724

Capital Share Transactions:
Proceeds from shares sold	75,502,768	70,572,163	25,177,560	151,257,764	6,865,947
Cost of shares redeemed	(25,257,900)	(59,164,912)	(42,717,504)	(75,172,190)	(21,643,662)
Proceeds from shares issued to holders in
reinvestment of dividends	-	-	-	-	-
Net Increase (Decrease) in Net Assets from Capital Share Transactions	50,244,868	11,407,251	(17,539,944)	76,085,574	(14,777,715)

Total Increase/(Decrease) in Net Assets	61,328,065	23,846,792	(20,469,906)	79,468,898	(13,220,991)

Net Assets, June 30, 2013**	$135,727,240	$237,684,073	$73,151,394	$260,313,362	$56,954,230

** Including undistributed net investment income (loss)	$55,255	$(2,980,247)	$(977,995)	$3,174,844	$(641,036)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Event Driven
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008

Per Share Data:(1)
Net Asset Value, Beginning of Period	$9.39		$8.87		$8.49		$7.30		$4.91		$9.09

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)	-		(0.02)		0.06		0.09		0.19		0.40
Net realized and unrealized gain (loss) on investments	1.13		0.54		0.32		1.10		2.20		(4.57)
Total Gain (loss) from Investment Operations	1.13		0.52		0.38		1.19		2.39		(4.17)

Less Dividends and Distributions:
Net investment income	-		-		-		-		-		(0.00)	(6)
Net realized gains	-		-		-		-		-		(0.01)
Total Dividends and Distributions	-		-		-		-		-		(0.01)

Net Asset Value, End of Period	$10.52		$9.39		$8.87		$8.49		$7.30		$4.91

Total Return	12.04%	(4)	5.80%		4.48%		16.30%		48.68%		-45.90%

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$135,727		$74,399		$78,867		$81,760		$71,624		$43,229

Ratio of expenses including dividends on short
positions and interest expense to average net assets:	2.68%	(3,5)	2.77%	(3)	2.98%	(3)	3.29%	(3)	2.96%	(3)	2.71%	(3)

Ratio of expenses excluding dividends on short
positions and interest expense to average net assets:	2.00%	(3,5)	2.00%	(3)	2.36%	(3)	3.00%	(3)	2.71%	(3)	2.38%	(3)

Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	0.00%	(5)	(0.23%)		0.72%		1.15%		3.14%		4.84%

Ratio of dividends on short positions and interest
expense to average net assets:	0.68%	(5)	0.77%		0.62%		0.29%		0.25%		0.33%

Portfolio turnover rate	151%	(4)	242%		286%		233%		255%		219%

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) The ratio shown reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 7 of the Notes to Financial Statements.
(4) Not annualized.
(5) Annualized.
(6) Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Long/Short Equity
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008

Per Share Data:(1)
Net Asset Value, Beginning of Period	$6.82		$6.81		$6.34		$6.55		$6.31		$8.40

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)	(0.08)		(0.14)		(0.15)		(0.17)		(0.14)		(0.07)
Net realized and unrealized gain (loss) on investments	0.46		0.15		0.62		(0.04)		0.38		(2.02)
Total Gain (loss) from Investment Operations	0.38		0.01		0.47		(0.21)		0.24		(2.09)

Less Dividends and Distributions:
Net investment income	-		-		-		-		-		-
Net realized gains	-		-		-		-		-		-
Total Dividends and Distributions	-		-		-		-		-		-

Net Asset Value, End of Period	$7.20		$6.82		$6.81		$6.34		$6.55		$6.31

Total Return	5.68%	(4)	0.09%		7.41%		-3.21%		3.80%		-24.88%

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$237,684		$213,837		$231,324		$89,387		$60,233		$22,272

Ratio of expenses including dividends on short
positions and interest expense to average net assets:	3.01%	(3,5)	3.01%	(3)	2.88%	(3)	3.65%	(3)	3.38%	(3)	2.69%	(3)

Ratio of expenses excluding dividends on short
positions and interest expense to average net assets:	2.00%	(3,5)	2.00%	(3)	2.24%	(3)	3.00%	(3)	2.80%	(3)	2.30%	(3)

Ratio of net investment income (loss) including dividends
on short positions and interest expense to average net assets:	(2.21%)	(5)	(2.04%)		(2.30%)		(2.72%)		(2.16%)		(0.90%)

Ratio of dividends on short positions and interest
expense to average net assets:	1.01%	(5)	1.01%		0.64%		0.65%		0.58%		0.39%

Portfolio turnover rate	208%	(4)	274%		293%		427%		517%		292%

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 7 of the Notes to Financial Statements.
(4) Not annualized.
(5) Annualized.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

						Market Neutral
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008

Per Share Data:(1)
Net Asset Value, Beginning of Period	$8.52		$8.20		$8.40		$8.57		$9.79		$10.10

Gain (loss) from Investment Operations:

Net investment income (loss) (2)	(0.11)		(0.20)		(0.23)		(0.26)		(0.31)		(0.13)
Net realized and unrealized gain (loss) on investments	(0.24)		0.52		0.03		0.09		(0.91)		(0.18)
Total Gain (loss) from Investment Operations	(0.35)		0.32		(0.20)		(0.17)		(1.22)		(0.31)

Less Dividends and Distributions:
Net investment income	-		-		-		-		-		-
Net realized gains	-		-		-		-		-		-
Total Dividends and Distributions	-		-		-		-		-		-

Net Asset Value, End of Period	$8.17		$8.52		$8.20		$8.40		$8.57		$9.79

Total Return	-4.03%	(4)	3.89%		-2.38%		-1.98%		-12.46%		-3.07%

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$73,151		$93,621		$63,060		$66,821		$57,118		$41,762

Ratio of expenses including dividends on short
positions and interest expense to average net assets:	2.77%	(3,5)	3.43%	(3)	3.55%	(3)	4.69%	(3)	4.59%	(3)	3.98%	(3)
					.
Ratio of expenses excluding dividends on short
positions and interest expense to average net assets:	2.00%	(3,5)	2.00%	(3)	2.33%	(3)	3.00%	(3)	2.82%	(3)	2.48%	(3)

Ratio of net investment income (loss) including dividends
on short positions and interest expense to average net assets:	(2.62%)	(5)	(2.42%)		(2.80%)		(3.08%)		(3.41%)		(1.34%)

Ratio of dividends on short positions and interest
expense to average net assets:	0.77%	(5)	1.43%		1.22%		1.69%		1.77%		1.50%

Portfolio turnover rate	89%	(4)	122%		174%		228%		293%		260%

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 7 of the Notes to Financial Statements.
(4) Not annualized.
(5) Annualized.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Relative Value - Long/Short Debt
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008

Per Share Data:(1)
Net Asset Value, Beginning of Period	$9.05		$8.50		$8.50		$7.47		$5.26		$9.83

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)	0.14		0.30		0.30		0.24		0.54		0.84
Net realized and unrealized gain (loss) on investments	0.04		0.25		(0.30)		0.79		1.67		(4.88)
Total Gain (loss) from Investment Operations	0.18		0.55		-		1.03		2.21		(4.04)

Less Dividends and Distributions:
Net investment income	-		-		-		-		-		(0.53)
Net realized gains	-		-		-		-		-		-
Total Dividends and Distributions	-		-		-		-		-		(0.53)

Net Asset Value, End of Period	$9.23		$9.05		$8.50		$8.50		$7.47		$5.26

Total Return	2.01%	(4)	6.43%		0.00%		13.79%		42.21%		-41.70%

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$260,313		$180,844		$154,396		$73,797		46,202		$45,530

Ratio of expenses including dividends on short
positions and interest expense to average net assets:	2.51%	(3,5)	2.55%	(3)	2.60%	(3)	3.46%	(3)	2.74%	(3)	2.72%	(3)

Ratio of expenses excluding dividends on short
positions and interest expense to average net assets:	2.00%	(3,5)	2.00%	(3)	2.25%	(3)	3.00%	(3)	2.68%	(3)	2.39%	(3)

Ratio of net investment income (loss) including dividends
on short positions and interest expense to average net assets:	3.06%	(5)	3.39%		3.54%		3.04%		8.88%		10.00%

Ratio of dividends on short positions and interest
expense to average net assets:	0.51%	(5)	0.55%		0.35%		0.46%		0.06%		0.33%

Portfolio turnover rate	122%	(4)	249%		107%		116%		116%		44%

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 7 of the Notes to Financial Statements.
(4) Not annualized.
(5) Annualized.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Managed Futures Strategies
	Six Months Ended June 30, 2013 (Unaudited)		Year ended December 31, 2012		Period from September 28, 2011 through December 31, 2011(1)

Per Share Data:(2)
Net Asset Value, Beginning of Period	$9.95		$9.73		$10.00

Gain (loss) from Investment Operations:

Net investment income (loss) (3)	(0.10)		(0.20)		(0.05)
Net realized and unrealized gain (loss) on investments	0.35		0.42		(0.22)
Total Gain (loss) from Investment Operations	0.25		0.22		(0.27)

Less Dividends and Distributions:
Net investment income	-		-		-
Net realized gains	-		-		-
Total Dividends and Distributions	-		-		-

Net Asset Value, End of Period	$10.20		$9.95		$9.73

Total Return	2.51%	(4)	2.26%		-2.70%	(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$56,954		$70,175		$39,993

Ratio of expenses including dividends on short
positions and interest expense to average net assets:	2.08%	(5) (6)	2.06%	(5)	2.06%	(5) (6)
					.
Ratio of expenses excluding dividends on short
positions and interest expense to average net assets:	2.00%	(5) (6)	2.00%	(5)	2.00%	(5) (6)

Ratio of net investment income (loss) including dividends
on short positions and interest expense to average net assets:	(2.02%)	(6)	(2.00%)		(1.95%)	(6)

Ratio of dividends on short positions and interest	0.08%	(6)	0.06%		0.06%	(6)
expense to average net assets:
Portfolio turnover rate	0%	(4)	0%		0%	(4)

(1)	Commencement of operations for Managed Futures Strategies was September 28, 2011.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4) Not Annualized.
(5)	The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 7 of the Notes to Financial Statements.
(6) Annualized.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2013 (Unaudited)

1. Organization

Underlying Funds Trust (the “UFT”) is an open-end management investment company organized as a Delaware statutory trust and operates in a Fund-of-Funds structure. The UFT is comprised of several series of mutual funds, all of which are diversified, open-ended management investment companies (the “Portfolios”). Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available to the affiliated, publicly offered series of Hatteras Alternative Mutual Funds Trust (the “Funds”).

As of June 30, 2013, the UFT consisted of the following Portfolios:

●	Event Driven
●	Long/Short Equity
●	Market Neutral
●	Relative Value – Long/Short Debt
●	Managed Futures Strategies

Hatteras Alternative Mutual Funds Trust (the “Trust”) (until February 26, 2010, the Trust was known as AIP Alternative Strategies Funds) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is an open-ended management investment company issuing five diversified series of shares to investors including: Hatteras Alpha Hedged Strategies Fund (“Alpha”), Hatteras Long/Short Equity Fund (“Long/Short Equity”), Hatteras Long/Short Debt Fund (“Long/Short Debt”), Hatteras Managed Futures Strategies Fund (“Managed Futures”), and Hatteras Hedged Strategies Fund (“Hedged”). Long/Short Equity, Long/Short Debt and Hedged Strategies commenced operations on May 2, 2011. Managed Futures commenced operations on September 27, 2012. Each Fund of the Trust has its own investment objective and policies. As a mutual fund of funds, each Fund pursues its investment objective by investing in other affiliated mutual funds in the UFT.

Under a fund-of-funds structure, each Fund invests all of its investible assets across a number of Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Funds and Portfolios are managed by Hatteras Alternative Mutual Funds, LLC (the “Advisor”) and the Portfolios are advised by the Sub-Advisors. The Advisor and the Board of Trustees (the “Board”) may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Funds may invest.

Managed Futures Strategies (formerly known as Managed Futures) may invest up to 25% of its total assets in Hatteras Trading Advisors (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by Managed Futures Strategies and is therefore consolidated. All intercompany balances, revenues, and expenses have been eliminated in consolidation.

2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the period. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Funds and the UFT.

Cash -- Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The UFT has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2013 (Unaudited)

Security Valuation -- The Funds’ investments in the UFT are valued based on the net asset values of the UFT. These net assets values come from the valuation of the underlying investments in the UFT. Investments in the Portfolios of the UFT are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices. Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier. Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets.

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolios calculate their net asset value, the Portfolios may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees. The financial statements may include adjustments made subsequent to June 30, 2013 related to subsequent valuation information obtained.

Various inputs are used in determining the value of the Portfolios’ investments. A summary of the inputs used to value the Portfolio’s net assets as of June 30, 2013 is located in a table following each series’ Schedule of Investments in these financial statements. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions, Investment Income and Realized Gain and Loss -- Investment and shareholder transactions in the Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.  Capital gain distributions received are recorded as capital gains.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2013 (Unaudited)

Repurchase Agreements -- The Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. The Portfolios will receive, as collateral; securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolios in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

Foreign Currency Translations and Transactions -- The Portfolios may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

The Portfolios may enter into forward currency exchange contracts obligating a Portfolio to deliver and receive a currency at a specified future date. The Portfolios are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolios use forward currency exchange contracts to gain exposure to, and to hedge against changes in the value of foreign currencies. With forward currency exchange contracts, there is minimal counter-party credit risk to the Portfolio since forward currency exchange contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded forward currency exchange contracts, guarantees the forward currency exchange contracts against default. Unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

Convertible Securities -- The Portfolios may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants -- The Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios’ entire investment therein).

Short Sales -- The Portfolios may engage in short sale transactions. Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. This typically is done for economic hedging purposes to protect the Portfolios under circumstances when the stock price of a portfolio holding is deteriorating. For financial statement purposes, an amount equal to the required amount of collateral to be segregated for short positions is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, subsequently is marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices that could differ from the amount reflected in the Statements of Assets and Liabilities. The Portfolios are liable for any dividends or interest payable on securities while those securities are in a short position. Dividends received on short positions are categorized as dividend expense in the Statement of Operations. As collateral for its short positions, the Portfolios are required to maintain segregated assets consisting of cash, cash equivalents, or liquid securities. The amount of segregated assets is required to be adjusted daily to reflect changes in the market value of the securities sold short. A Portfolio will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. A Portfolio will realize a gain if the security sold short declines in price between those dates. The potential loss of investing in a short position is unlimited.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2013 (Unaudited)

Restricted Securities – The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resales (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be illiquid, whereby the prompt sale of these securities at their stated value may be difficult. Information regarding restricted securities held by each Portfolio is included in the Schedule of Investments of the UFT.

To Be Announced (“TBA”) Transactions – The Portfolios may purchase securities on a forward commitment or on a ‘To Be Announced” basis. The Portfolios record TBA transactions on the trade date and segregate with the custodian qualifying assets that have sufficient value to make payment for the securities purchased. TBA securities are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. During the six months ended June 30, 2013, the Portfolios did not engage in any TBA transactions.

Bank Loans – The Portfolios may purchase senior secured floating rate loans or senior secured floating rate debt securities (collectively "Bank Loans").  Bank Loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in Bank Loans are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a loan resulting from changes in the general level of interest rates. Credit risk refers to the possibility that the borrower of a loan will be unable and/or unwilling to make timely interest payments and/or repay the principal on its obligation. Default in the payment of interest or principal on a loan will result in a reduction in the value of the loan and consequently a reduction in the value of a Portfolio's investments and a potential decrease in the NAV of the Portfolio. Some of the Bank Loans in which the Portfolios will invest may be secured by specific collateral, however there can be no assurance that such collateral would satisfy the borrower's obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, a Portfolio's access to the collateral may be limited by bankruptcy or other insolvency loans and, therefore, the Portfolio could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Bank Loan.

There is no organized exchange on which Bank Loans are traded and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of Bank Loans than for securities with a more developed secondary market and the Portfolios may not realize full value in the event of the need to sell a Bank Loan. To the extent that a secondary market does exist for certain loans, the market may be subject to volatility, irregular trading activity, wide bid/ask spreads, decreased liquidity and extended trade settlement periods. Some Bank Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Bank Loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Portfolios, such as invalidation of the Bank Loans or causing interest previously paid to be refunded to the borrower. Investments in Bank Loans also are subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Bank Loans for investment by the Portfolios may be adversely affected. Many Bank Loans are not registered with the Securities and Exchange Commission or any state securities commission and often are not rated by any nationally recognized rating service. Generally, there is less readily available, reliable information about most Bank Loans than is the case for many other types of securities. Although a Bank Loan may be senior to equity and other debt securities in a borrower's capital structure, such obligations may be structurally subordinated to obligations of the borrower's subsidiaries.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2013 (Unaudited)

Consolidation of Subsidiary – The financial statements include the accounts of Hatteras Trading Advisors (the “Subsidiary”), a wholly-owned and controlled subsidiary of Managed Futures.  All intercompany accounts and transactions have been eliminated in consolidation.  Managed Futures may invest up to 25% of its total assets in its Subsidiary.  The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Managed Futures’ investment objectives and policies.

The Subsidiary is an exempted Cayman investment company and as such is not subject to Cayman Islands taxes at the present time.  For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes.  As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains, if any, will be included each year in Managed Futures’ investment company taxable income.

Taxes and Distributions to Shareholders – The Portfolios intend to qualify and elect to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code. The Portfolios intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

The Portfolios have reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2012. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Open tax years are those that are open for exam by Federal and state taxing authorities. As of December 31, 2012, open Federal tax years include the tax years ended December 31, 2008 through December 31, 2012, open New York tax years include the tax year ended December 31, 2009 and open North Carolina tax years include the tax years ended December 31, 2009 through December 31, 2012. The Portfolios have no examinations in progress.

Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.

Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered.  The Portfolios, therefore, are only available to the affiliated, publicly offered Funds making the Portfolios controlled entities under the tax rules.  Due to the tax rules related to controlled entities, when a Fund redeems shares of one of the Portfolios of the UFT, the proceeds are considered a distribution or dividend for tax purposes, rather than a redemption or sale.  Consequently, to the extent that the Portfolio has earnings and profits, a portion of the proceeds will be dividend income to the Fund and any remaining amount is considered a non-taxable return of capital.

Guarantees and Indemnifications -- In the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2013 (Unaudited)

3. Derivative Transactions

The Portfolios utilized derivative instruments during the six months ended June 30, 2013. The Portfolios’ use of derivatives included credit defaults swaps, total return swaps, futures, options, and currency forward contracts.  The Portfolios utilize derivatives for risk management, hedging activities, risk-taking, and speculative purposes.

Event Driven – The Event Driven portfolio uses credit defaults swaps, options, and currency forward contracts to implement its strategy of achieving capital appreciation in securities whose prices are or will be impacted by a corporate event.  The credit default swaps used during the period were for hedging purposes, while the currency forward contacts were used to hedge against any potential foreign exchange fluctuation when the portfolio invests in foreign securities.  The portfolio uses purchased options in order to provide protection against adverse price effects from anticipated changes in prevailing prices of securities. In addition, the portfolio uses written options to earn premium income and to assure a definite price for a security that the portfolio has considered selling.

Long/Short Equity - The Long/Short Equity portfolio uses options to implement its strategy of achieving returns moderately correlated to equity markets with a lower level of volatility.  The portfolio uses purchased options in order to provide protection against adverse price effects from anticipated changes in prevailing prices of securities. In addition, the portfolio uses written options to earn premium income and to assure a definite price for a security that the portfolio has considered selling.

Market Neutral - The Market Neutral portfolio uses options to implement its strategy of achieving capital appreciation.  During the period, the portfolio used written options to earn premium income and to assure a definite price for a security that the portfolio has considered selling.

Relative Value – Long/Short Debt – The Relative Value – Long/Short Debt portfolio uses credit defaults swaps, futures, options, and currency forward contracts to implement its strategy of achieving total return through current income, capital preservation, and capital appreciation.  The credit default swaps are used as a more effective, and liquid, method to take risk positions, rather than investing in the cash markets.  Currency forward contacts were used to hedge against any potential foreign exchange fluctuation when the portfolio invest in foreign securities.  The portfolio used futures for hedging purposes and to maintain appropriate levels of duration and convexity in the strategies fixed income portfolios.  The portfolio uses long options to take speculative positions, while also writing options to provide an additional source of revenue to the portfolio.

Managed Futures – As of March 26, 2013, the Managed Futures portfolio uses total return swaps, instead of investing directly in a portfolio consisting of futures contracts, to achieve its investment objective of positive returns in rising and falling equity markets with lower levels of volatility.

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by an account.  The success of derivatives strategies will also be affected by the advisor’s or sub-advisor’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2013 (Unaudited)

The following are descriptions of each type of derivative used during the period in the Portfolios:

Credit Default Swaps

A credit default swap (CDS) is a financial contract between two parties, where the seller of the CDS will compensate the buyer in the event of a loan default or other credit event. The buyer of the CDS makes a series of payments (the CDS "fee" or "spread") to the seller and, in exchange, receives a payoff if the loan defaults.

Credit default swaps have two primary risks:  counterparty risk and liquidity risk.  Counterparty risk is the risk that the other party to the transaction will not honor its contractual obligation.  Liquidity risk is the risk that buyers and sellers may become scarcer in periods of market volatility, making it difficult to close the position.

Total Return Swaps

A total return swap agreement (TRS) is a financial contract between two parties, where one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity index, loans, or bonds. This is owned by the party receiving the set rate payment.

Similar to CDS, total return swaps involve counterparty and liquidity risk.

Futures

A futures contract is a standardized contract between two parties to buy or sell a specified asset of standardized quantity and quality for a price agreed upon today (the futures price or strike price) with delivery and payment occurring at a specified future date, the delivery date. The contracts are bought and sold on a futures exchange, which acts as an intermediary between the two parties. In many cases, the underlying asset to a futures contract may be any financial instrument (also including currency, bonds, and stocks); they can be also based on intangible assets or referenced items, such as stock indexes and interest rates.

Futures contracts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk.  In addition, unlike option contracts, where the buyer of the option can lose no more than the cost of the premium, both the buyer and the seller of a futures contract face potentially unlimited losses.  The futures contract is a legally binding agreement to buy or sell the underlying index at the agreed price, no matter what the level of the index is at maturity of the contract.

Futures have minimal counterparty credit risk to the portfolios since futures are exchange traded and the exchange’s clearinghouse serves as the counterparty to all exchange traded futures, thereby guaranteeing the buyer or seller against default by the counterparty.

Options

Call options give the owner of the option to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time.  A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the portfolios realize a gain or loss from the sale of the security (or closing of the short sale).

Although option techniques can increase investment return, they can also involve a relatively higher level of risk. The writing (selling) of uncovered options involves a theoretically unlimited risk of a price increase or decline, as the case may be, in the underlying security. The expiration of unexercised long option positions effectively results in loss of the entire cost or premium paid for the option. Option premium costs, as well as the cost of covering options written by the portfolios, can reduce or eliminate position profits or create losses as well.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2013 (Unaudited)

With options, there is minimal counterparty credit risk to the portfolios since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default.

The premiums received by the portfolios during the six months ended June 30, 2013, were as follows:

	Event Driven	Long/Short Equity	Market Neutral	Relative Value - Long/Short Debt	Managed Futures Strategies
Options outstanding at December 31, 2012	$434,147	$90,827	$128,857	$36,308	$-
Options written	2,992,649	2,537,237	123,248	82,972	-
Options closed	(1,026,616)	(1,728,596)	(27,811)	(6,470)	-
Options exercised	(155,094)	(430,772)	(208,560)	-	-
Options expired	(1,606,846)	(468,696)	(15,734)	(36,308)	-
Options outstanding at June 30, 2013	$638,240	$-	$-	$76,502	$-

The number of option contracts written by the portfolios during the six months ended June 30, 2013, were as follows:

	Event Driven	Long/Short Equity	Market Neutral	Relative Value - Long/Short Debt	Managed Futures Strategies
Options outstanding at December 31, 2012	4,074	1,605	128	800	-
Options written	53,103	53,803	610	1,016	-
Options closed	(15,424)	(34,644)	(8)	(25)	-
Options exercised	(2,631)	(8,022)	(407)	-	-
Options expired	(32,601)	(12,742)	(323)	(800)	-
Options outstanding at June 30, 2013	6,521	-	-	991	-

Further information regarding derivative activity for each portfolio can be found in the Schedule of Investments.

Forwards

Underlying Funds Trust
Notes to Financial Statements
June 30, 2013 (Unaudited)

Similar to a futures contract, a forward contract specifies the exchange of goods (generally a pre-determined amount of a foreign currency) for a specified price at a specified future date. However, forward contracts are not standardized nor traded on an exchange.  Therefore, forward contracts are subject to counterparty risk, or the risk that the other party to the transaction will not honor its contractual obligation.

In addition, as the principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade these markets can experience periods of illiquidity, sometimes of significant duration.  Disruptions can occur in any currency market traded by a portfolio due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward trading, to the possible detriment of a portfolio.  Market illiquidity or disruption could result in significant losses.

4. Ownership by Affiliated Parties

As of June 30, 2013 the five affiliated series of the Trust had the following ownership of each of the Portfolios:

	Alpha	Long/Short Equity	Long/Short Debt	Hedged	Managed Futures
Event Driven	69.40%	0.00%	0.00%	30.60%	0.00%
Long/Short Equity	62.29%	10.15%	0.00%	27.56%	0.00%
Market Neutral	55.74%	0.00%	0.00%	44.26%	0.00%
Relative Value – Long/Short Debt	35.95%	0.00%	44.40%	19.65%	0.00%
Managed Futures Strategies	99.29%	0.00%	0.00%	0.00%	0.71%

Investment Objectives
As set forth below, each Portfolio has a distinct focus in accordance with which it employs certain investment strategies:

Event Driven

Investment Objective
Event Driven seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities whose prices are or will be impacted by a corporate event.  The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt of all maturities and qualities (including bonds commonly referred to as “junk bonds”) and shares of investment companies. The Portfolio may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements. Derivative instruments in which the Portfolio may invest include options, futures and swaps. The Portfolio invests in these types of instruments to both reduce risk through hedging, or to take market risk.  The Advisor expects that the Portfolio’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

The principal strategies and sub-strategies to be employed by the Portfolio include:

Event Driven Strategies: The Portfolio may employ strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2013 (Unaudited)

Activist: The Portfolio may employ event driven activist strategies where a manager may take an active role, by obtaining or attempting to obtain representation of the company's board of directors in an effort to impact the firm's policies or strategic direction and in some cases may advocate activities such as division or asset sales, partial or complete corporate divestiture, dividend or share buybacks, and changes in management. Strategies employ an investment process primarily focused on opportunities in equity and equity related instruments of companies. These companies are typically engaged or prospectively engaged in a corporate transaction, security issuance/repurchase, asset sales, division spin-off or other catalyst oriented situation.

Merger Arbitrage: The Portfolio may employ event driven merger arbitrage strategies primarily focused on opportunities in equity and equity related securities of companies which are currently engaged in a corporate transaction. Merger Arbitrage involves primarily announced transactions, typically with limited or no exposure to situations which pre-, post-date or situations in which no formal announcement is expected to occur.

Distressed/Restructuring: The Portfolio may employ an investment process focused on corporate fixed income instruments, primarily on corporate credit instruments of companies trading at significant discounts to their value at issuance or obliged (par value) at maturity as a result of either formal bankruptcy proceeding or financial market perception of near term proceedings. Managers are typically actively involved with the management of these companies, frequently involved on creditors' committees in negotiating the exchange of securities for alternative obligations, either swaps of debt, equity or hybrid securities. Managers employ fundamental credit processes focused on valuation and asset coverage of securities of distressed firms; in most cases portfolio exposures are concentrated in instruments which are publicly traded, in some cases actively and in others under reduced liquidity but in general for which a reasonable public market exists.

Event Equity/Debt: The Portfolio may employ an investment strategy in which it maintains positions in companies currently or prospectively involved in corporate transactions of a wide variety including, but not limited to, mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance or other capital structure adjustments. Security types can range from most senior in the capital structure to most junior or subordinated, and frequently involve additional derivative securities. Event Driven exposure includes a combination of sensitivities to equity markets, credit markets and idiosyncratic, company specific developments. Investment theses are typically predicated on fundamental characteristics (as opposed to quantitative), with the realization of the thesis predicated on a specific development exogenous to the existing capital structure.

Long/Short Equity

Investment Objective
The Long/Short Equity Portfolio seeks to achieve consistent returns with moderate correlation to traditional U.S. equities market indices and lower volatility of monthly returns over a market cycle.  A market cycle is three to five years

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity related securities that afford strategic and tactical opportunities to employ relative value and long and/or short strategies.  The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, options and futures contracts, privately negotiated options, and shares of investment companies.  The Portfolio seeks to achieve its objective by allocating its assets among a professionally selected group of one or more sub-advisors that employ a variety of investment techniques and strategies.  By allocating its assets among one or more sub-advisors, the Portfolio seeks to achieve its investment objective with less risk and lower volatility than if the Portfolio utilized a single manager or single strategy approach.  The Advisor believes that allocating among dissimilar investment styles that utilize different investment strategies and securities provides greater diversification against any market or sector related event volatility. Such a non-correlative approach among styles is expected to mitigate near-term volatility, as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2013 (Unaudited)

The principal strategies to be employed by the Portfolio include:

Long/Short Equity — Generalist: Long/Short Equity Generalist strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies are broadly diversified and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Long/Short Equity Generalist managers would typically maintain at least 50% exposure to, and may in some cases be entirely invested in, equities - both long and short.

Long/Short Equity Sector Focused: Long/Short Equity Sector Focused strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the market in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends.  Long/Short Equity Sector Focused strategies typically maintain a primary focus in this area or expect to maintain in excess of 50% of portfolio exposure to these sectors over various market cycles.

Long/Short Equity International: Long/Short Equity International strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the global non-US market, in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends. Long/Short Equity International strategies typically maintain a primary focus in this area and expects to maintain in excess of 50% of portfolio exposure to non-US securities.

Variable Based Strategies: Variable Biased strategies may vary the investment level or the level of long and/or short exposure over market cycles, but the primary distinguishing characteristic is that the manager seeks to drive performance through tactical adjustments to gross and net market exposures.  Variable Biased strategies employ analytical techniques in which the investment thesis is predicated on assessment of the valuation characteristics of the underlying companies as well as the global economic environment. The investment theses may be fundamental or technical in nature and a manager has a particular focus above that of a market generalist.

Market Neutral (formerly, Market Neutral Equity)

Investment Objective
Market Neutral seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will primarily invest in U.S. and foreign equity securities.  The Portfolio will also invest in equity real estate investment trust (“REIT”) securities that allow the Portfolio to capture some of the inefficiencies in market pricing of U.S. commercial real estate and in equity securities of issuers located in a variety of countries throughout the world that allow the Portfolio to capture some of the inefficiencies in market pricing of equity securities domiciled outside the U.S.  The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt of all maturities and qualities (including bonds commonly referred to as “junk bonds”), options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.  The Advisor expects that the Portfolio’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2013 (Unaudited)

The principal strategies to be employed by the Portfolio include:

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Market Neutral Strategies: The Portfolio may employ strategies designed to exploit market inefficiencies, which involves being simultaneously invested in long and short matched portfolios generally of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures.

Relative Value/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Pairs Trading — long and short positions in securities of different companies in the same industry.

Relative Value-Long/Short Debt (formerly, Relative Value)

Investment Objective
Relative Value-Long/Short Debt Portfolio seeks to achieve total return through current income, capital preservation and capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in long/short strategies that utilize debt and debt-related securities.  Such strategies are designed to allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The Portfolio has no policy with respect to the rating or maturity of the debt securities in which it may invest and thus may invest in debt securities of varying qualities and maturities, including bonds commonly referred to as “junk bonds.” The Portfolio may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements. Derivative instruments in which the Portfolio may invest include options, futures and swaps. The Portfolio invests in these types of instruments to both reduce risk through hedging, or to take market risk. The Portfolio may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. While the Portfolio may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities. The Portfolio may also invest up to 100% of it’s assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of exchange-traded funds (“ETFs”).  The Advisor expects that the Portfolio’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2013 (Unaudited)

Relative Value-Long/Short Debt: These strategies are designed to take advantage of perceived discrepancies in the market prices of certain fixed income securities, certain convertible bond, common stock, and derivative securities and attempts to achieve total return through current income, capital preservation and capital appreciation. These strategies are based on credit assessments of individual issues and sectors and are effectuated by expressing views on specific credits by taking long and/or short positions in cash debt and debt-related securities, which may include corporate debt, sovereign debt, credit derivatives, common and preferred stock, options and futures contracts, privately negotiated options, shares of investment companies, bonds, credit derivatives and other financial instruments.

Multi-Strategy/Relative Value: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on realization of a spread between related yield instruments in which one or multiple components of the spread contains a fixed income, derivative, equity, real estate, master limited partnership or combination of these or other instruments.

Credit Arbitrage: The Portfolio may employ long and/or short strategies designed to isolate attractive opportunities in corporate fixed income securities; these include both senior and subordinated claims as well as bank debt and other outstanding obligations, structuring positions with little or no broad credit market exposure.

Fixed Income Corporate: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a corporate fixed income instrument.

Fixed Income – Sovereign: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a sovereign fixed income instrument.

Fixed Income and High Yield Investment Strategies: The Portfolio may employ long and/or short strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt — commonly referred to as “junk bonds.”

Swap Strategies: The Portfolio may use credit default swaps to maintain appropriate portfolio duration and convexity levels. The Portfolio may also enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Also, credit default swaps provide an efficient tool for managing portfolio risk and thus are exclusively used for risk management activities.

Managed Futures Strategies

Investment Objective
The Managed Futures Strategies Portfolio seeks to achieve positive returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by traditional equity markets.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio will allocate its assets to a “managed futures” strategy, which includes as a component, a “fixed income” sub-strategy. The managed futures strategy is intended to capture macroeconomic trends in the commodities and financial futures markets, and the fixed income strategy is intended to generate interest income and capital appreciation to add diversification to the returns generated by the Portfolio’s portfolio.  The Advisor expects that the Portfolio’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2013 (Unaudited)

The principal strategies to be employed by the Portfolio include:

Managed Futures: The Portfolio pursues its managed futures strategy primarily by investing up to 25% of its total assets in Hatteras Trading Advisors, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Advisor and has the same investment objective as the Portfolio. The Subsidiary is subject to compliance policies and procedures that are the same as the Portfolio’s compliance policies and procedures.  The Subsidiary invests the majority of its assets in accounts, including collateral accounts for the purpose of entering into swap transactions, (“Trading Accounts”) traded by third-party commodity trading advisors (“Trading Advisors”).  The Advisor monitors the performance of the Trading Advisors and Trading Accounts and seeks to achieve the Portfolio’s investment objective by allocating and reallocating the Subsidiary’s assets among Trading Accounts. The Advisor may decide to not allocate or reallocate assets to all Trading Accounts and may decide to not allocate assets evenly among the Trading Accounts. The Advisor allocates the assets of the Subsidiary among the Trading Accounts to provide exposure to each Trading Advisor’s managed futures programs which the Advisor believes to be complementary to one another and consistent with the aim of moderating risk by diversifying the Portfolio’s exposure to futures contracts and other derivative instruments across trading methodologies, trading time horizons, sectors and geography.  “Managed futures program” refers to a Trading Advisor’s particular trading strategy or strategies which contribute to the Portfolio’s overall managed futures investment strategy.  The Advisor expects the Trading Advisors to trade independently of each other and, as a group, to employ a wide variety of discretionary and systematic managed futures programs in the global currency futures, fixed income futures, commodity futures and equity futures markets.

Managed Futures — Discretionary: The Portfolio may employ discretionary strategies that are primarily reliant on the evaluation of market data, relationships and influences, as interpreted by an individual or group of individuals who make decisions on portfolio positions.  These strategies employ an investment process most heavily influenced by top down analysis of macroeconomic variables.  Positions may be traded actively in developed and emerging markets, focusing on both absolute and relative levels on equity markets, interest rates/fixed income markets, currency and commodity markets and frequently employing spread trades to isolate a differential between instruments identified by the Trading Advisor to be inconsistent with expected value. Portfolio positions typically are predicated on the evolution of investment themes the Trading Advisor expects to materialize over a relevant timeframe, which in many cases contain contrarian or volatility focused components.

Managed Futures — Systematic: The Portfolio may employ systematic strategies that implement processes typically as a function of mathematical, algorithmic and technical models, with little or no influence of individuals over the portfolio positioning. These strategies employ an investment process designed to identify opportunities in markets exhibiting trending or momentum characteristics across individual instruments or asset classes. These strategies typically employ quantitative processes which focus on statistically robust or technical patterns in the return series of the asset, and typically focus on highly liquid instruments and maintain shorter holding periods than either discretionary or mean reverting strategies. Although some strategies seek to employ counter trend models, these strategies benefit most from an environment characterized by persistent, discernable trending behavior.

Fixed Income: The Portfolio expects to allocate the Portfolio’s assets that are not allocated to the Managed Futures Strategy to a fixed income strategy that invests primarily in investment grade fixed income securities (of all durations and maturities) and ETFs in order to generate interest income and capital appreciation, which may add diversification to the returns generated by the Portfolio’s managed futures portfolio. The fixed income strategy may also include investments in exchange-traded notes (“ETNs”).

5. Investment Transactions

Costs of purchases and proceeds from sales of securities for the six months ended June 30, 2013 for the Portfolios (excluding short-term investments) are as follows:

Underlying Funds Trust
Notes to Financial Statements
June 30, 2013 (Unaudited)

Purchases and sales of securities for the six months ended June 30, 2013 for the Portfolios (excluding short-term investments) are as follows:

	Event Driven	Long/Short Equity	Market Neutral	Relative Value - Long/Short Debt		Managed Futures
Purchases of securities	$167,813,891	$339,572,847	$46,330,140	$215,593,020	*	$-
Sales of securities	(136,169,068)	(382,230,535)	(86,944,621)	(205,095,117)		-

* Includes $ of U.S. Government Securities.

During the six months ended June 30, 2013, the Portfolios incurred and paid brokerage commissions to affiliated broker Gabelli & Company, Inc. in the amount of $29,410.

6. Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2012 were as follows:

	Event	Long/Short	Market	Relative	Managed
	Driven	Equity	Neutral	Value	Futures
Cost of Investments	$65,354,962	$174,067,525	$79,815,180	$194,353,696	$53,949,005
Gross tax unrealized appreciation	10,949,466	20,487,219	13,107,112	10,809,246	1,641,472
Gross tax unrealized depreciation	(3,907,108)	(11,034,173)	(6,067,430)	(9,384,484)	(1,583,352)
Net tax unrealized appreciation (depreciation)	$7,042,358	$9,453,046	$7,039,682	$1,424,762	$58,120

At December 31, 2012, the components of accumulated earnings/(losses) on a tax basis for the Portfolios were as follows:

	Event	Long/Short	Market	Relative	Managed
	Driven	Equity	Neutral	Value	Futures
Net tax unrealized appreciation (depreciation) on investments	$7,042,358	$9,453,046	$7,039,682	$1,424,762	$58,120
Net tax unrealized appreciation (depreciation) on securities sold short and written option contracts	204,004	(1,688,849)	(1,558,558)	(1,296,432)	-
Capital loss carryover	(20,539,618)	(26,131,127)	(2,405,048)	(35,500,617)	-
Net tax unrealized appreciation (depreciation) on futures and swaps	-	-	-	-
Other accumulated earnings/(losses)	(3,268,749)	(3,108,566)	(537,107)	(2,710,513)	482,116
Total accumulated earnings/(losses)	($16,562,005)	($21,475,496)	$2,538,969	($38,082,800)	$540,236

The Funds hereby designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2012.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2013 (Unaudited)

As of December 31, 2012, the Portfolios had accumulated capital loss carryovers of:

	Event Driven		Event Driven		Event Driven
Capital loss carryover	4,006,289	1	12,755,686		3,777,643
Expiration date	12/31/2016		12/31/2017		12/31/2018

	Long/Short Equity		Long/Short Equity		Long/Short Equity		Market Neutral
Capital loss carryover	4,582,909	2	19,327,778	3	2,220,440		1,044,864	4
Expiration date	12/31/2015		12/31/2016		12/31/2018		12/31/2016

	Market		Relative Value –		Relative Value –		Relative Value –
	Neutral		Long/Short Debt		Long/Short Debt		Long/Short Debt
Capital loss carryover	1,352,575		6,340,452	5	3,579,373	6	12,809,960
Expiration date	12/31/2018		12/31/2015		12/31/2016		12/31/2017

	Relative Value – Long/Short Debt
Capital loss carryover	12,770,832
Expiration date	12/31/2018

1 The entire amount of $4,006,289 is related to the 2009 Merger of Underlying Funds Trust - Event Driven & risk Arbitrage Fund.
2 The entire amount of $4,582,909 is related to the 2009 Merger of Underlying Funds Trust – Energy & Natural Resources Fund.
3 $13,098,161 is related to the 2009 Merger of Underlying Funds Trust – Long/Short Equity Growth Fund.
   $6,229,617 is related to the 2009 Merger of Underlying Funds Trust – Energy & Natural Resources Fund.
4 The entire amount of $1,044,864 is related to the 2009 Merger of Underlying Funds Trust – International Equity Fund.
5 The entire amount of $6,340,452 is related to the 2009 Merger of Underlying Funds Trust – Arbitrage – 1 Portfolio.
6 $2,583,689 is related to the 2009 Merger of Underlying Funds Trust – Arbitrage – 1 Portfolio.

At December 31, 2012, the following funds deferred, on a tax basis, post-October losses of:

	Capital	Late Year Ordinary Loss
Event Driven	$1,462,030	$-
Long/Short Equity	-	420,202
Market Neutral	-	-
Relative Value – Long/Short Debt	1,375,275	-
Managed Futures	-	-

The tax character of distributions and redemptions for the Portfolios for the year ended December 31, 2012 were as follows:

Underlying Funds Trust
Notes to Financial Statements
June 30, 2013 (Unaudited)

				Relative Value -
	Event	Long/Short	Market	Long/Short	Managed
	Driven	Equity	Neutral	Debt	Futures

Distributions paid from:
Ordinary income	$-	$-	$-	$-	$-

Long term capital gain*	-	-	-	-	-

Total distributions paid	-	-	-	-	-

Redemptions characterized as distributions for tax purposes:
Return of capital*	49,507,751	73,114,227	34,455,369	49,621,245	15,716,714

Ordinary income distributions from redemptions*	134,304	-	-	5,292,727	321,226
Total redemptions characterized as distributions for tax purposes	$49,642,055	$73,114,227	$34,455,369	$54,913,972	16,037,940

*Certain redemptions were deemed as distributions for income tax purposes due to Alpha, Long/Short Debt, Long/Short Equity, Hedged Strategies, Managed Futures and Alpha Variable’s ownership of the respective UFT’s.

For the year ended December 31, 2012, the following adjustments were made on the Statement of Assets and Liabilities for permanent tax adjustments:

	Undistributed
	Net	Accumulated
	Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
Event Driven	351,345	(535,650)	184,305
Long/Short Equity	4,766,568	(344,642)	(4,421,926)
Market Neutral	2,026,410	(24,799)	(2,001,611)

Relative Value - Long/Short Debt	(5,065,557)	(461,239)	5,526,796
Managed Futures	1,034,508	(1,720,184)	685,676

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. Although the Act provides several benefits, including the unlimited carryover of future short-term or long-term capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

7. Operating Services Agreements and Other Expense Agreements

Investment Advisor -- Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Portfolios pay the Advisor monthly an annual advisory fee of 1.75% of the Portfolios’ average daily net assets. The Advisor has also entered into an Operating Services Agreement (the “Services Agreement”) with the Portfolios to provide virtually all day-to-day services to the Portfolios. The Portfolios pay the Advisor an annual operating services fee of 0.25% of the Portfolios’ average daily net assets.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2013 (Unaudited)

Under the terms of the Agreements, subject to the supervision of the Board, the Advisor will provide, or arrange to provide, essentially all day-to-day portfolio, administrative and operational services to the Portfolios. The Advisor pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor will pay all expenses related to marketing the Portfolios as well as related bookkeeping expenses.

Distribution – Hatteras Capital Distributors, LLC, an affiliate of the Advisor, serves as the distributor (the “Distributor”) for the Funds. Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available to affiliated, publicly offered Funds.

UFT Maximum Fund Fees and Expenses -- The maximum, aggregate fee of the Advisory and Operating Services Agreement is capped at 2.00% of the average net assets of each Portfolios daily average net assets, excluding brokerage commissions and portfolio trading transfer tax, interest on the Funds’ and the Portfolios’ borrowings, dividends and interest paid on short sales, taxes, litigation, and other extraordinary expenses.

Pursuant to the sub-advisory agreements between the Advisor and various Sub-Advisors who provide services to the Funds, the Advisor compensates the Sub-Advisors based on the amount of average daily net assets of the Portfolio managed by the Sub-Advisor.

Other Service Providers – US Bancorp Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Funds. The Advisor compensates the Administrator for these services under an administration agreement between the two entities.

Trustees and Officers – The Advisor pays each independent Trustee an annual retainer fee of $32,000 for service to the Funds and Portfolios. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

8. Capital Share Transactions

Transactions in shares of each Portfolio were as follows:

				Relative
				Value -	Managed
	Event	Long/Short	Market	Long/Short	Futures
	Driven	Equity	Neutral	Debt	Strategies
Shares outstanding, January 1, 2012	8,888,813	33,961,629	7,692,151	18,163,781	4,111,442

Shares sold	4,442,300	17,756,046	7,381,883	12,133,113	4,577,040
Shares issued to shareholders
in reinvestment of distributions	-	-	-	-	-

Shares redeemed	(5,407,648)	(20,354,553)	(4,081,272)	(10,309,197)	(1,633,526)

Shares outstanding, December 31, 2012	7,923,465	31,363,122	10,992,762	19,987,697	7,054,956

Shares sold	7,442,101	9,898,193	3,044,438	16,351,413	684,111
Shares issued to shareholders
in reinvestment of distributions	-	-	-	-	-

Shares redeemed	(2,458,412)	(8,268,743)	(5,086,986)	(8,138,267)	(2,157,015)

Shares outstanding, June 30, 2013	12,907,154	32,992,572	8,950,214	28,200,843	5,582,052

Underlying Funds Trust
Notes to Financial Statements
June 30, 2013 (Unaudited)

9. Subsequent Events

In preparing these financial statements, the Portfolios have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Underlying Funds Trust
Independent Trustees Approval of Sub-Advisory Agreements (Unaudited)

The Independent Trustees of the Board of Trustees (the “Independent Trustees”) of Underlying Funds Trust (the “Trust”), i.e., those Trustees who are not “interested persons” of the Trust or Hatteras Alternative Mutual Funds, LLC (the “Advisor”), as such term is defined in the Investment Company Act of 1940, met in person on February 26, 2013 and June 26, 2013, and voted to continue certain Sub-Advisory Agreements (the “Sub-Advisory Agreements”) among the Trust, on behalf of its series (the “Portfolios”), the Advisor and the respective Sub-Advisers. The Independent Trustees received and discussed a memorandum from the Trust’s legal counsel regarding the duties and responsibilities of the Independent Trustees under the Investment Company Act of 1940 in approving advisory agreements.  In connection with its approval of the continuation of the Sub-Advisory Agreements the Independent Trustees considered the following factors:

•	The overall investment performance of each Sub-Adviser;
•	The nature, scope and quality of the services provided by each Sub-Adviser;
•	The costs of the services to be provided by each Sub-Adviser and the structure of the Sub-Adviser’s fees;
•	The extent to which economies of scale would be realized as a Portfolio grows and whether fee levels reflect any economies of scale for the benefit of shareholders; and
•	The profits to be realized by each Sub-Adviser and its affiliates from the relationship with the Portfolio.

None of these factors was determinative in the Independent Trustees’s decision to approve the Sub-Advisory Agreements, but each was a factor in the Independent Trustees’ consideration.

In addition, the Independent Trustees discussed and considered materials which had been distributed to them in advance of these meetings and prepared each Sub-Adviser in response to a questionnaire provided by the Advisor and Fund counsel with respect to certain matters that the Advisor and Fund counsel believed relevant to the approval of the Sub-Advisory Agreements under Section 15 of the 1940 Act.  These materials included, among other things, information regarding: (a) each Sub-Adviser’s financial soundness and ability to honor any applicable expense reimbursement commitment; (b) information on economies of scale (if any) resulting from growth of the Portfolio’s assets; (c) the timeliness, adequacy and quality of information supplied by each Sub-Adviser in response to the requests of the Advisor and the Independent Trustees; (d) regulatory issues; (e) each Sub-Adviser’s compliance program and chief compliance officer; and (f) other material factors affecting each Sub-Adviser.  The Independent Trustees then discussed each of the Sub-Adviser’s with representatives of the Advisor.

Regarding each of the Sub-Advisers, the Independent Trustees considered, among other things, the following:

MeehanCombs, LP (“MeehanCombs”), a Sub-Adviser to the Relative Value Portfolio: The Independent Trustees considered the favorable portfolio fit of MeehanCombs’ opportunistic long/short credit hedge strategy focused on Europe within the current strategies employed by the Portfolio and its potential contribution to the Portfolio’s overall performance. The Independent Trustees also considered that MeehanCombs has a track record based on its management of multiple private funds. The Independent Trustees expressed their satisfaction with MeehanCombs’ presentation and responses to all of the Independent Trustees’ questions. The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that MeehanCombs’ policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory. The Independent Trustees noted that MeehanCombs had sufficient quality and depth of personnel, resources and investment methods essential to performing their duties under the sub-advisory agreement and that the nature, overall quality, and extent of the management services were satisfactory.

Coe Capital Management (“Coe”), a Sub-Adviser to the Long/Short Equity Portfolio: The Independent Trustees considered the favorable portfolio fit of Coe’s fundamental, long/short equity strategy within the current strategies employed by the Long/Short Equity Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Coe’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees also noted that the Advisor was not aware of any regulatory or compliance issues with regard to Coe.

Underlying Funds Trust
Independent Trustees Approval of Sub-Advisory Agreements (Unaudited)

Mountaineer Partners Management, LLC (“Mountaineer”), a Sub-Adviser to the Event Driven Portfolio: The Independent Trustees considered the favorable portfolio fit of Mountaineers’s fundamental investment strategy within the current strategies employed by the Event Driven Portfolio and that Mountaineer would provide diversification to the event driven and value investing strategies that are not currently represented. The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Mountaineer’s policies and procedures, overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that Mountaineer had sufficient quality and depth of personnel, resources and investment methods essential to performing their duties under the sub-advisory agreement and that the nature, overall quality, and extent of the sub-advisory services were satisfactory.

After reviewing each Sub-Advisory Agreement with representatives of the Advisor, the Independent Trustees assessed the overall quality of services to be provided to each Portfolio by the individual Sub-Advisers.  The Independent Trustees considered each Sub-Adviser’s specific responsibilities in all aspects of day-to-day portfolio management of each Portfolio, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel at each Sub-Adviser involved in day-to-day portfolio activities.  The Independent Trustees reviewed the certifications by the Advisor’s Chief Compliance Officer in connection with each Sub-Adviser’s compliance procedures and any material compliance issues that had been brought to their attention with respect to each Sub-Adviser.  The Independent Trustees concluded that each Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under its Sub-Advisory Agreement and that the nature, overall quality, and extent of the sub-advisory services were satisfactory.

The Independent Trustees then turned to a more focused review of the cost of services and the structure of the Sub-Advisory fees.  The Advisor noted that the Sub-Advisory fees are paid out of the Advisor’s fee.

The Independent Trustees concluded that the nature and scope of the services to be provided was reasonable and appropriate in relation to each of the Sub-Advisory fees.

Based on the factors discussed above, the Independent Trustees approved each Sub-Advisory Agreement.

INVESTMENT ADVISOR
Hatteras Alternative Mutual Funds, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

DISTRIBUTOR
Hatteras Capital Distributors, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540
and
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

LEGAL COUNSEL
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
7 77 East Wisconsin Avenue, Suite 1500
Milwaukee, WI 53202

Toll Free Telephone Number:
1-877-569-2382

The Fund’s Statement of Additional Information contains
additional information about the Funds’ Trustees and is available without charge upon request by calling
1-877-569-2382
The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Funds’ website,
www.hatterasfunds.com, or on the SEC’s website, at www.sec.gov.
Information regarding how each Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2012 is available without charge upon request by calling 1-877-569-2382; or on the SEC’s website, at www.sec.gov.
The Trust files a Form N-Q with the Securities and Exchange Commission (the
‘‘SEC’’) no more than sixty days after the Trust’s first and third fiscal quarters. For the Trust, this would be for the fiscal quarters ending March 31 and September 30.
Form N-Q includes a complete schedule of the Trust’s portfolio holdings as of the end of those fiscal quarters. The Trust’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).
This report must be accompanied or preceded by
the Funds’ current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer/Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Underlying Funds Trust

By (Signature and Title)  /s/ David B. Perkins
                                            David B. Perkins, Chief Executive Officer

Date  September 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ David B. Perkins
                                            David B. Perkins, Chief Executive Officer

Date  September 6, 2013

By (Signature and Title)  /s/ Lance Baker
                                            Lance Baker, Chief Financial Officer and Treasurer

Date  September 5, 2013